As filed with the Securities and Exchange Commission on May 1, 2007
================================================================================



                                File No. 33-79562


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.



                       [X] Post-Effective Amendment No. 17



                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940



                        [X]     Amendment No. 18


                        (Check appropriate box or boxes)

                       AUL AMERICAN INDIVIDUAL UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              Thomas M. Zurek, Esq.
                                General Counsel
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Title of Securities            Interests in individual variable annuity
  Being Registered:              contracts




It is proposed that this filing will become effective (Check appropriate Space)


_____    immediately upon filing pursuant to paragraph (b) of Rule 485


 X       on May 1, 2007  pursuant to paragraph (b) of Rule 485
_____       ------------


_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____    on (date) pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(ii)

_____    on (date) pursuant to paragraph (a)(ii) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Condensed Financial Information
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Contract
                                            Values During the Accumulation
                                            Period; Cash Withdrawals and the
                                            Death Proceeds; Summary; Annuity
                                            Period
 8. Annuity Period .......................  Annuity Period
 9. Death Benefit ........................  Cash Withdrawals and The Death
                                            Proceeds
10. Purchases and Contract Values ........  Premiums and Contract Values During
                                            the Accumulation Period
11. Redemptions ..........................  Cash Withdrawals and The Death
                                            Proceeds
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION


Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Annuity Period
23. Financial Statements .................  Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                   PROSPECTUS


                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY

                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

         ONE AMERICAN SQUARE, INDIANAPOLIS INDIANA 46282, (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:

   P.O. BOX 7127, INDIANAPOLIS, INDIANA 46282-7127 (800) 537-6442 WWW.AUL.COM


This Prospectus describes individual variable annuity contracts (the

"Contracts") offered by American United Life Insurance Company(R) ("AUL" or the

"Company"). AUL designed the Contracts for use in connection with non-tax qualified retirement plans and deferred compensation plans for individuals

("Non-Qualified Plans"). Contract Owners may also use the Contracts in connection with retirement plans that meet the requirements of Sections 401,

403(b), 408, 408A, or 457 of the Internal Revenue Code.


This Prospectus describes two variations of Contracts: Contracts for which

Premiums may vary in amount and frequency, subject to certain limitations

("Flexible Premium Contracts"), and Contracts for which Premiums may vary in amount and frequency only in the first Contract Year ("One Year Flexible Premium

Contracts"). Both Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.


A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL.

The separate account is named the AUL American Individual Unit Trust (the

"Variable Account"). Each Investment Account of the Variable Account invests in shares of one of the following mutual fund portfolios:




AIM Variable Insurance Funds                                 Neuberger Berman Advisers Management Trust

Alger American Fund                                          Old Mutual Insurance Series Fund

American Century(R) Variable Portfolios, Inc.                OneAmerica Funds, Inc.

Calvert Variable Series, Inc.                                Pioneer Variable Contracts Trust

Dreyfus Investment Portfolios                                T. Rowe Price Equity Series, Inc.

Dreyfus Variable Investment Fund                             T. Rowe Price Fixed Income Series, Inc.

Fidelity(R) Variable Insurance Products Freedom Funds        Timothy Plan(R) Portfolio Variable Series

Fidelity(R) Variable Insurance Products Funds                Vanguard Variable Insurance Fund

Janus Aspen Series



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests.

These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account."


This Prospectus concisely sets forth information about the Contracts and the

Variable Account that a prospective investor should know before investing.

Certain additional information is contained in a "Statement of Additional

Information," dated May 1, 2007, which has been filed with the Securities and

Exchange Commission (the "SEC"). The Statement of Additional Information is

incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of

Additional Information is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.


This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2007.

                                TABLE OF CONTENTS




Description                                                       Page


DEFINITIONS ....................................................     4

SUMMARY ........................................................     6

  Purpose of the Contracts .  ..................................     6

  Types of Contracts  ..........................................     6

  The Variable Account and the Funds ...........................     6

  Fixed Account ................................................     7

  Premiums .....................................................     7

  Transfers ....................................................     8

  Withdrawals ..................................................     8

  Loan Privileges ..............................................     8

  The Death Benefit ............................................     8

  Charges ......................................................     8

  Free Look Period .............................................     8

  Dollar Cost Averaging ........................................     8

  Contacting AUL ...............................................     8

EXPENSE TABLE ..................................................     9

CONDENSED FINANCIAL INFORMATION  ...............................    10

INFORMATION ABOUT AUL, THE VARIABLE

ACCOUNT, AND THE FUNDS .........................................    16

  American United Life Insurance Company(R) ....................    16

  Variable Account .............................................    16

  The Funds ....................................................    16

  AIM Variable Insurance Funds .................................    16

     AIM V.I. Dynamics Fund ....................................    16

     AIM V.I. Financial Services Fund ..........................    17

     AIM V.I. Global Health Care Fund ..........................    17

     AIM V.I. Global Real Estate Fund ..........................    17

     AIM V.I. High Yield Fund ..................................    17

     AIM V.I. Utilities Fund  ..................................    17

  Alger American Fund ..........................................    17

     Alger American Growth Portfolio ...........................    17

     Alger American Small Capitalization Portfolio  ............    17

  American Century(R) Variable Portfolios, Inc..................    17

     American Century(R) VP Capital Appreciation Portfolio .....    17

     American Century(R) VP Income & Growth Portfolio...........    18

     American Century(R) VP International Portfolio ............    18

     American Century(R) VP Ultra(R)  ..........................    18

     American Century(R) VP Vista(SM)...........................    18

  Calvert Variable Series, Inc..................................    18

     Calvert Social Mid Cap Growth Portfolio ...................    18

  Dreyfus Investment Portfolios ................................    18

     Dreyfus DIP Technology Growth Portfolio ...................    18

  Dreyfus Variable Investment Fund .............................    19

     Dreyfus VIF Appreciation Portfolio ........................    19

  Fidelity(R) Variable Insurance Products

     Freedom Funds   ...........................................    19

     Fidelity(R) VIP Freedom Income Portfolio ..................    19

     Fidelity(R) VIP Freedom 2005 Portfolio ....................    19

     Fidelity(R) VIP Freedom 2010 Portfolio ....................    19

     Fidelity(R) VIP Freedom 2015 Portfolio ....................    19

     Fidelity(R) VIP Freedom 2020 Portfolio ....................    19

     Fidelity(R) VIP Freedom 2025 Portfolio ....................    20

     Fidelity(R) VIP Freedom 2030 Portfolio ....................    20

  Fidelity(R) Variable Insurance Products Fund .................    20

     Fidelity(R) VIP Asset Manager(SM) Portfolio ...............    20

     Fidelity(R) VIP Contrafund(R) Portfolio ...................    20

     Fidelity(R) VIP Equity-Income Portfolio  ..................    20

     Fidelity(R) VIP Growth Portfolio ..........................    20

     Fidelity(R) VIP High Income Portfolio  ....................    20

     Fidelity(R) VIP Index 500 Portfolio .......................    21

     Fidelity(R) VIP Overseas Portfolio  .......................    21

  Janus Aspen Series ...........................................    21

     Janus Aspen Series Flexible Bond Portfolio  ...............    21

     Janus Aspen Series Worldwide Growth Portfolio  ............    21

  Neuberger Berman Advisers Management Trust  ..................    21

     NB AMT Fasciano Portfolio ClassS ..........................    21

     NB AMT Limited Maturity Bond Portfolio ....................    21

     NB AMT Regency Portfolio  .................................    21

  Old Mutual Insurance Series Fund .............................    22

     Old Mutual Columbus Circle Technology &

       Communications Portfolio ................................    22

     Old Mutual Growth II Portfolio ............................    22

     Old Mutual Mid-Cap Portfolio  .............................    22

     Old Mutual Small Cap Portfolio ............................    22

  OneAmerica Funds, Inc.........................................    22

     OneAmerica Asset Director Portfolio .......................    22

     OneAmerica Investment Grade Bond Portfolio  ...............    22

     OneAmerica Money Market Portfolio  .........................   22

     OneAmerica Value Portfolio  ................................   22

  Pioneer Variable Contracts Trust   ............................   23

     Pioneer Fund VCT Portfolio .................................   23

     Pioneer Growth Opportunities VCT Portfolio  ................   23

  T. Rowe Price Equity Series, Inc...............................   23

     T. Rowe Price Blue Chip Growth Portfolio ...................   23

     T. Rowe Price Equity Income Portfolio ......................   23

     T. Rowe Price Mid-Cap Growth Portfolio   ...................   23

  T. Rowe Price Fixed Income Series, Inc.   .....................   23

     T. Rowe Price Limited-Term Bond Portfolio ..................   23

  Timothy Plan(R) Portfolio Variable Series   ...................   24

     Timothy Plan(R) Conservative Growth Variable ...............   24

     Timothy Plan(R) Strategic Growth Variable  .................   24

  Vanguard Variable Insurance Fund   ............................   24

     Vanguard VIF Mid-Cap Index Portfolio  ......................   24

     Vanguard VIF Small Company Growth Portfolio  ..............    24

     Vanguard VIF Total Bond Market Index Portfolio ............    24

THE CONTRACTS ..................................................    24

  General ......................................................    24

PREMIUMS AND CONTRACT VALUES

DURING THE ACCUMULATION PERIOD .................................    24

  Application for a Contract  ..................................    24

  Premiums Under the Contracts   ...............................    24

  Free Look Period .............................................    25

  Allocation of Premiums   .....................................    25

  Transfers of Account Value ...................................    25

  Abusive Trading Practices ....................................    26

     Late Trading  .............................................    26

     Market Timing .............................................    26

  Dollar Cost Averaging Program ................................    26

  Contract Owner's Variable Account Value ......................    27

     Accumulation Units ........................................    27




Description                                                       Page


PREMIUMS AND CONTRACT VALUES

DURING THE ACCUMULATION PERIOD (continued)

     Accumulation Unit Value ...................................    27

     Net Investment Factor .....................................    27

CASH WITHDRAWALS AND THE DEATH PROCEEDS ........................    28

  Cash Withdrawals .............................................    28

  Loan Privileges  .............................................    28

  The Death Proceeds ...........................................    29

  Death of the Owner ...........................................    29

  Death of the Annuitant .......................................    29

  Payments from the Variable Account ...........................    29

CHARGES AND DEDUCTIONS .........................................    29

  Premium Tax Charge ...........................................    29

  Withdrawal Charge   ..........................................    30

  Mortality and Expense Risk Charge ............................    30

  Annual Contract Fee ..........................................    30

  Other Charges ................................................    30

  Variations in Charges ........................................    30

  Guarantee of Certain Charges .................................    31

  Expenses of the Funds .   ....................................    31

ANNUITY PERIOD .................................................    31

  General ......................................................    31

  Annuity Options ..............................................    31

     Option 1-Income for a Fixed Period ........................    31

     Option 2-Life Annuity  ....................................    31

     Option 3-Survivorship Annuity  ............................    32

     Selection of an Option ....................................    32

THE FIXED ACCOUNT ..............................................    32

  Interest  ....................................................    32

  Withdrawals ..................................................    32

  Transfers ....................................................    32

  Contract Charges .............................................    33

  Payments from the Fixed Account ..............................    33

MORE ABOUT THE CONTRACTS  ......................................    33

  Designation and Change of Beneficiary  .......................    33

  Assignability   ..............................................    33

  Proof of Age and Survival ....................................    33

  Misstatements ................................................    33

  Acceptance of New Premiums ...................................    33

FEDERAL TAX MATTERS ............................................    34

  Introduction   ...............................................    34

  Diversification Standards ....................................    34

  Taxation of Annuities in General -

     Non-Qualified Plans  ......................................    34

  Additional Considerations  ...................................    35

  Qualified Plans ..............................................    35

  Qualified Plan Federal Taxation Summary ......................    37

  403(b) Programs - Constraints On Withdrawals  ................    37

  401 or 403(b) Programs - Loan Privileges .....................    37

OTHER INFORMATION ..............................................    37

  Voting of Shares of the Funds ................................    37

  Substitution of Investments ..................................    38

  Changes to Comply with Law and Amendments ....................    38

  Reservation of Rights ........................................    38

  Periodic Reports .............................................    38

  Legal Proceedings .   ........................................    38

  Legal Matters ................................................    39

  Financial Statements .........................................    39

STATEMENT OF ADDITIONAL INFORMATION ............................    40


                                   DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:


403(b) PROGRAM - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue

Code, including certain charitable, educational and scientific organizations,

under which employees are permitted to take advantage of the Federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.


408 or 408A PLAN - A plan of individual retirement accounts or annuities,

including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.


457 PROGRAM - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.


ACCUMULATION PERIOD - The period commencing on the Contract Date and ending when the Contract is terminated, either through a surrender, withdrawal(s),

annuitization, payment of charges, payment of the death benefit, or a combination thereof.


ACCUMULATION UNIT - A unit of measure used to record amounts of increases to,

decreases from, and accumulations in the Investment Accounts of the Variable

Account during the Accumulation Period.


ANNUITANT - The person or persons on whose life or lives annuity payments depend.


ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.


ANNUITY DATE - The first day of any month in which an annuity begins under a

Contract, which shall not be later than the required beginning date under applicable federal requirements.


ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent

Annuitant, or Beneficiary.


ANNUITY PERIOD - The period during which annuity payments are made.


AUL - American United Life Insurance Company(R).


BENEFICIARY - The person having the right to payment of Death Proceeds, if any,

payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an

Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-underwhich the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).


BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.


CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.


CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.


CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program.

The term "Owner," as used in this Prospectus, shall include, where appropriate,

such a trustee, custodian, or administrator.


CONTRACT VALUE - The current value of a Contract, which is equal to the sum of

Fixed Account Value and Variable Account Value. Initially, it is equal to the initial Premium and thereafter will reflect the net result of Premiums,

investment experience, charges deducted, and any withdrawals taken.


CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.


DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an

Employer for the benefit of its employees and which is qualified under Section

401 of the Internal Revenue Code.


FIXED ACCOUNT - An account that is part of AUL's General Account in which all or a portion of an Owner's Contract Value may be held for accumulation at fixed rates of interest paid by AUL.


FIXED ACCOUNT VALUE - The total value under a Contract allocated to the Fixed

Account.


FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is

12% of the Contract Value at the time the first withdrawal in a given Contract

Year is requested.


FUND - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable

Account or to any other separate account of AUL.


HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,

(800) 537-6442. www.aul.com.


HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.


INVESTMENT ACCOUNT/INVESTMENT OPTION - A sub-account of the Variable Account that invests in shares of one of the Funds.


NON-TAX QUALIFIED DEFERRED COMPENSATION PLAN - An unfunded arrangement in which an employer makes agreements with management or highly compensated employees to make payments in the future in exchange for their current services.


OWNER - See "Contract Owner."


PREMIUMS - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of premium tax upon receipt of a premium by AUL,

the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.


PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to us.


QUALIFIED PLANS - Employee Benefit Plans, 401 Programs, 403(b) Programs, 457

Programs, and 408 and 408A Programs.


VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York

Stock Exchange is open for trading.


VALUATION PERIOD - A period used in measuring the investment experience of each

Investment Account of the Variable Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.


VARIABLE ACCOUNT - AUL American Individual Unit Trust. The Separate Account is

segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.


VARIABLE ACCOUNT VALUE - The total value under a Contract allocated to the

Investment Accounts of the Variable Account.


WE - "We", "Us", or "Our", means AUL.


WITHDRAWAL VALUE - An Owner's Contract Value minus the applicable withdrawal charge.


YOU - "You" or "Your" means the Owner of this Policy.

                                     SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of

Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable

Account. The pertinent Contract and "The Fixed Account" section of this

Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS


AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified

Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408,

or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A

Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various

Investment Accounts of the Variable Account or to the Fixed Account. See "The

Contracts."


TYPES OF CONTRACTS


AUL offers two variations of contracts that are described in this Prospectus.

With Flexible Premium Contracts, Premium payments may vary in amount and frequency, subject to the limitations described below. With One Year Flexible

Premium Contracts, Premium payments may vary in amount and frequency only during the first Contract Year. Premium payments may not be made after the first

Contract Year.


THE VARIABLE ACCOUNT AND THE FUNDS


AUL will allocate Premiums designated to accumulate on a variable basis to the

Variable Account. See "Variable Account." The Variable Account is currently divided into sub accounts referred to as Investment Accounts. Each Investment

Account invests exclusively in shares of one of the portfolios of the following mutual funds:




INVESTMENT ACCOUNT AND

CORRESPONDING

MUTUAL FUND PORTFOLIO                     MUTUAL FUND                           INVESTMENT ADVISOR

------------------------                  --------------                        ---------------------


AIM V.I. Dynamics Fund                    AIM Variable Insurance Funds          AIM Advisors, Inc., Sub-adviser INVESCO

                                                                                  Institutional (N.A.), Inc.

AIM V.I. Financial Services Fund          AIM Variable Insurance Funds          AIM Advisors, Inc., Sub-adviser INVESCO

                                                                                  Institutional (N.A.), Inc.

AIM V.I. Global Health Care Fund          AIM Variable Insurance Funds          AIM Advisors, Inc. , Sub-adviser INVESCO

                                                                                  Institutional (N.A.), Inc.

AIM V.I. Global Real Estate Fund          AIM Variable Insurance Funds          AIM Advisors, Inc.

AIM V.I. High Yield Fund                  AIM Variable Insurance Funds          AIM Advisors, Inc.

AIM V.I. Utilities Fund                   AIM Variable Insurance Funds          AIM Advisors, Inc., Sub-adviser INVESCO

                                                                                  Institutional (N.A.), Inc.

Alger American Growth Portfolio           Alger American Fund                   Fred Alger Management, Inc.

Alger American Small Capitalization       Alger American Fund                   Fred Alger Management, Inc.

  Portfolio

American Century(R) VP Capital            American Century(R) Variable          American Century(R) Investment

  Appreciation                              Portfolios, Inc.                      Management, Inc.

American Century(R) VP Income &           American Century(R) Variable          American Century(R) Investment

  Growth Portfolio                          Portfolios, Inc.                      Management, Inc.

American Century(R) VP International      American Century(R) Variable          American Century(R) Investment

  Portfolio                                 Portfolios, Inc.                      Management, Inc.

American Century(R) VP Ultra(R)           American Century(R) Variable          American Century(R) Investment

                                            Portfolios, Inc.                      Management, Inc.

American Century(R) VP Vista(SM)          American Century(R) Variable          American Century(R) Investment

                                            Portfolios, Inc.                      Management, Inc.

Calvert Social Mid Cap Growth             Calvert Variable Series, Inc.         Calvert Asset Management Company, Inc.

  Portfolio

Dreyfus DIP Technology Growth             Dreyfus Investment Portfolios         Dreyfus Investments, a division of

  Portfolio                                                                       Dreyfus Service Corporation,

                                                                                  Dreyfus Investment Portfolios

Dreyfus VIF Appreciation Portfolio        Dreyfus Variable Investment Fund      The Dreyfus Corporation, Fayez

                                                                                  Sarofim & Co., Sub-adviser,

                                                                                  Dreyfus Variable Investment Fund

Fidelity(R) VIP Freedom Income            Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Freedom Funds                Company

Fidelity(R) VIP Freedom 2005              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Freedom Funds                Company

Fidelity(R) VIP Freedom 2010              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Freedom Funds                Company

Fidelity(R) VIP Freedom 2015              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Freedom Funds                Company

Fidelity(R) VIP Freedom 2020              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                               Products Freedom Funds                  Company




INVESTMENT ACCOUNT AND

CORRESPONDING

MUTUAL FUND PORTFOLIO                     MUTUAL FUND                           INVESTMENT ADVISOR

------------------------                  --------------                        ---------------------


Fidelity(R) VIP Freedom 2025              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Freedom Funds                Company

Fidelity(R) VIP Freedom 2030              Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Freedom Funds                Company

Fidelity(R) VIP Asset Manager(SM)         Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Fund                         Company

Fidelity(R) VIP Contrafund(R)             Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Fund                         Company

Fidelity(R) VIP Equity-Income             Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

  Portfolio                                 Products Fund                         Company

Fidelity(R) VIP Growth Portfolio          Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

                                            Products Fund                         Company

Fidelity(R) VIP High Income Portfolio     Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

                                            Products Fund                         Company

Fidelity(R) VIP Index 500 Portfolio       Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

                                            Products Fund                         Company

Fidelity(R) VIP Overseas Portfolio        Fidelity(R) Variable Insurance        Fidelity(R) Management & Research

                                            Products Fund                         Company

Janus Aspen Series Flexible Bond          Janus Aspen Series                    Janus Capital Management LLC

  Portfolio

Janus Aspen Series Worldwide              Janus Aspen Series                    Janus Capital Management LLC

  Growth Portfolio

NB AMT Fasciano Portfolio                 Neuberger Berman Advisers             Neuberger Berman Management Inc.

                                            Management Trust

NB AMT Limited Maturity Bond              Neuberger Berman Advisers             Neuberger Berman Management Inc.

  Portfolio                                 Management Trust

NB AMT Regency Portfolio                  Neuberger Berman Advisers             Neuberger Berman Management Inc.

                                            Management Trust

Old Mutual Columbus Circle                Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.

  Technology & Communications

Old Mutual Growth II Portfolio            Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.

Old Mutual Mid-Cap Portfolio              Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.

Old Mutual Small Cap Portfolio            Old Mutual Insurance Series Fund      Old Mutual Capital, Inc.

OneAmerica Asset Director Portfolio       OneAmerica Funds, Inc.                American United Life Insurance

                                                                                  Company(R)

OneAmerica Investment Grade Bond          OneAmerica Funds, Inc.                American United Life Insurance

  Portfolio                                                                       Company(R)

OneAmerica Money Market Portfolio         OneAmerica Funds, Inc.                American United Life Insurance

                                                                                  Company(R)

OneAmerica Value Portfolio                OneAmerica Funds, Inc.                American United Life Insurance

                                                                                  Company(R)

Pioneer Fund VCT Portfolio                Pioneer Variable Contracts Trust      Pioneer Investment Management, Inc.

Pioneer Growth Opportunities              Pioneer Variable Contracts Trust      Pioneer Investment Management, Inc.

  VCT Portfolio

T. Rowe Price Blue Chip Growth            T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.

  Portfolio

T. Rowe Price Equity Income Portfolio     T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Portfolio    T. Rowe Price Equity Series, Inc.     T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond           T. Rowe Price Fixed Income            T. Rowe Price Associates, Inc.

  Portfolio                                 Series, Inc.

Timothy Plan(R) Conservative Growth       Timothy Plan(R) Portfolio Variable    The Timothy Plan(R), Inc.

  Variable Portfolio                        Series

Timothy Plan(R) Strategic Growth          Timothy Plan(R) Portfolio Variable    The Timothy Plan(R), Inc.

  Variable                                  Series

Vanguard VIF Mid-Cap Index Portfolio      Vanguard Variable Insurance Fund      The Vanguard Group, Inc.

Vanguard VIF Small Company                Vanguard Variable Insurance Fund      The Vanguard Group, Inc.

  Growth Portfolio

Vanguard VIF Total Bond Market            Vanguard Variable Insurance Fund      The Vanguard Group, Inc.

  Index Portfolio



Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a

Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests.

These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.


FIXED ACCOUNT


The Contract Owner may allocate Premiums to the Fixed Account, which is part of

AUL's General Account. Amounts allocated to the Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3%. See "The Fixed Account."


PREMIUMS


For Flexible Premium Contracts, the Contract Owner may vary Premiums in amount and frequency. The minimum Premium payment is $50. For the first three Contract

Years, Premiums must total, on a cumulative basis, at least $300 each Contract

Year. For One Year Flexible Premium Contracts, the Contract Owner may pay

Premiums only during the first Contract Year. The minimum Premium is $500 with a minimum total first year Premium of $5,000. See "Premiums under the Contracts."

TRANSFERS


A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to the Fixed Account at any time during the

Accumulation Period. The Contract Owner may transfer part of his or her Fixed

Account Value to one or more of the available Investment Accounts during the

Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the

Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Contract Value in that Account. If, after any transfer, the remaining

Contract Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request for a transfer of the entire Contract

Value in that Investment Account.


If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain

Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers.


Amounts transferred from the Fixed Account to an Investment Account cannot exceed 20% of the Owner's Fixed Account Value as of the beginning of that

Contract Year. See "Transfers of Account Value."


WITHDRAWALS


The Contract Owner may surrender the Contract or take a withdrawal from the

Contract Value at any time before the Annuity Date. Withdrawals and surrender are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200 for Flexible Premium

Contracts and $500 for One Year Flexible Premium Contracts.


Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals."

See "Cash Withdrawals" for more information, including the possible charges and tax consequences of a surrender and withdrawals.


LOAN PRIVILEGES


Prior to the annuity date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the

Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Contract Value available for surrender.


THE DEATH BENEFIT


If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the

Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds" and "Annuity Period."


CHARGES


AUL will deduct certain charges in connection with the operation of the

Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a premium tax charge, and an administrative fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


FREE LOOK PERIOD


The Contract Owner has the right to return the Contract for any reason within ten days of receipt (or a longer period if required by state law). If the

Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the greater of (1) Premium payments, or (2) the Contract Value minus amounts deducted for premium taxes.


DOLLAR COST AVERAGING


Owners may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under a DCA Program, the Owner

authorizes AUL to transfer a specific dollar amount from the One America Money

Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. An Owner may elect monthly,

quarterly, semi-annual, or annual DCA transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the One America Money Market Investment Account to continue the Program. To participate in the program, AUL requires a minimum transfer amount of $500, and a minimum deposit of $10,000. For further information, see the explanation under "Dollar Cost Averaging Program."


CONTACTING AUL


Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries to AUL's Variable Products

Service Office shown in the front of this Prospectus.

                                  EXPENSE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract,

surrender the contract, or transfer Account Value between Investment Accounts.

State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Interest Account or to annuity payments under an Annuity

Option.


CONTRACT OWNER TRANSACTION EXPENSES


DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED; ALSO REFERRED TO AS

A "WITHDRAWAL CHARGE")(1)


          CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)




Contract Year             1       2       3       4       5       6       7       8       9       10      11 or more

-------------            ---     ---     ---     ---     ---     ---     ---     ---     ---     ----     ----------


Flexible Premium         10%      9%      8%      7%      6%      5%      4%      3%      2%      1%          0%

  Contracts

One Year Flexible        7%       6%      5%      4%      3%      2%      1%      0%      0%      0%          0%

  Premium Contracts



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.


ANNUAL CONTRACT FEE


Maximum annual contract fee (per year)(2) ..............................     $30


VARIABLE ACCOUNT ANNUAL EXPENSE (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)


Mortality and expense risk fee ..........................................  1.25%


(1)  An amount withdrawn during a Contract Year referred to as the Free

     Withdrawal Amount will not be subject to a withdrawal charge. The Free

     Withdrawal Amount is 12% of the Contract Value as of the most recent

     Contract Anniversary. See "Withdrawal Charge."


(2)  The Annual Contract Fee may be less than $30.00 per year, based on the

     Owner's Account Value. The maximum charge imposed will be the lesser of 2%

     of the Owner's Contract Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract

     Anniversary.


The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.




TOTAL FUND ANNUAL OPERATING EXPENSES                            MINIMUM           MAXIMUM


  (expenses that are deducted from Fund assets,

  including management fees, distribution and/or

  service (12b-1) fees, and other expenses) ...............      0.16%             1.40%



EXAMPLE


The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1)  If you surrender your contract at the end of the applicable time period:




                                                                        1 Year       3 Years      5 Years      10 Years

                                                                        ------       -------      -------      --------


     Flexible Premium Contracts                                        $137.89       $206.99      $290.92       $490.46

     One Year Flexible Premium Contracts                                162.29        241.69       241.69        526.63



(2)  If you annuitize at the end of the applicable time period:




                                                                        1 Year       3 Years      5 Years      10 Years

                                                                        ------       -------      -------      --------


     Flexible Premium Contracts                                        $137.89       $206.99      $258.32       $490.46

     One Year Flexible Premium Contracts                                162.29        241.69       264.44        526.63



(3)  If you do not surrender your contract:




                                                                        1 Year       3 Years      5 Years      10 Years

                                                                        ------       -------      -------      --------


     Flexible Premium Contracts                                         $50.10       $152.60      $258.32       $490.46

     One Year Flexible Premium Contracts                                 49.12        155.08       264.44        526.63


                         CONDENSED FINANCIAL INFORMATION


The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from

January 1, 1997 to December 31, 2006. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2006. The

Variable Account's financial statements have been audited by

PricewaterhouseCoopers LLP the Variable Account's Independent , Registered

Public Accounting Firm.




                                      ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE         NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT                     AT BEGINNING OF PERIOD           AT END OF PERIOD            OUTSTANDING AT END OF PERIOD

------------------                    -----------------------       -----------------------         ----------------------------


One America Asset Director Portfolio

  2006                                       $14.50                         $15.83                             729,459

  2005                                        13.64                          14.50                             888,427

  2004                                        12.38                          13.64                             901,224

  2003                                         9.83                          12.38                             946,137

  2002                                        10.22                           9.83                           1,022,613

  2001                                         9.36                          10.22                             791,595

  2000                                         8.20                           9.36                             699,230

  1999                                         8.36                           8.20                           1,062,998

  1998                                         7.81                           8.36                           1,202,411

  1997                                         6.54                           7.81                             791,101

One America Investment Grade Bond Portfolio

  2006                                        $8.80                          $9.02                             403,599

  2005                                         8.72                           8.80                             475,535

  2004                                         8.48                           8.72                             606,151

  2003                                         8.19                           8.48                             730,464

  2002                                         7.68                           8.19                           1,038,100

  2001                                         7.27                           7.68                             741,931

  2000                                         6.64                           7.27                             832,310

  1999                                         6.80                           6.64                             943,532

  1998                                         6.33                           6.80                             936,406

  1997                                         5.95                           6.33                             373,791

One America Money Market Portfolio

  2006                                        $1.29                          $1.33                           1,568,319

  2005                                         1.27                           1.29                           2,098,007

  2004                                         1.27                           1.27                           2,876,254

  2003                                         1.28                           1.27                           3,388,874

  2002                                         1.28                           1.28                           5,033,630

  2001                                         1.25                           1.28                           6,068,801

  2000                                         1.20                           1.25                           4,782,887

  1999                                         1.16                           1.20                          11,290,259

  1998                                         1.12                           1.16                           8,002,381

  1997                                         1.08                           1.12                           4,549,404

OneAmerica Value Portfolio

  2006                                       $18.01                         $20.20                             812,286

  2005                                        16.60                          18.01                             892,522

  2004                                        14.62                          16.60                             904,469

  2003                                        10.84                          14.62                             921,289

  2002                                        11.80                          10.84                             927,497

  2001                                        10.74                          11.80                             860,430

  2000                                         9.25                          10.74                             740,079

  1999                                         9.44                           9.25                           1,050,857

  1998                                         8.90                           9.44                           1,276,705

  1997                                         6.96                           8.90                           1,008,287

AIM V.I. Dynamics Series I

  2006                                        $5.98                          $6.77                               2,661




                                      ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE         NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT                     AT BEGINNING OF PERIOD           AT END OF PERIOD            OUTSTANDING AT END OF PERIOD

------------------                    -----------------------       -----------------------         ----------------------------


AIM V.I. Financial Services Series I

  2006                                       $5.65                          $6.50                               6,789

  2005                                        5.00 (04/20/2005)              5.65                                   0

AIM V. I. Global Health Care

  2006                                       $5.61                          $5.83                              11,706

  2005                                        5.00 (04/20/2005)              5.61                               5,768

AIM V.I. High Yield Fund Series I

  2006                                       $5.21                          $5.69                               3,001

  2005                                        5.00 (04/20/2005)              5.21                               3,212

AIM V.I. Real Estate Fund Series I

  2006                                       $5.76                          $8.12                             122,438

  2005                                        5.00 (04/20/2005)              5.76                              14,188

AIM V.I. Utilities Series I

  2006                                       $5.58                          $6.91                             100,213

  2005                                        5.00 (04/20/2005)              5.58                              96,217

Alger American Growth Portfolio

  2006                                      $12.03                         $12.49                           1,133,677

  2005                                       10.87                          12.03                           1,436,440

  2004                                       10.44                          10.87                           1,905,091

  2003                                        7.82                          10.44                           2,283,060

  2002                                       11.81                           7.82                           2,541,780

  2001                                       13.57                          11.81                           3,032,038

  2000                                       16.12                          13.57                           3,351,765

  1999                                       12.20                          16.12                           3,129,409

  1998                                        8.34                          12.20                           2,475,913

  1997                                        6.72                           8.34                           1,748,167

Alger American Small Cap Portfolio

  2006                                       $6.33                          $7.50                              43,648

  2005                                        5.00 (04/20/2005)              6.33                              26,828

American Century(R) VP Capital Appreciation Portfolio

  2006                                       $8.34                          $9.65                              87,444

  2005                                        6.92                           8.34                             141,130

  2004                                        6.51                           6.92                             118,571

  2003                                        5.47                           6.51                             155,915

  2002                                        7.03                           5.47                             167,762

  2001                                        9.90                           7.03                             195,070

  2000                                        9.19                           9.90                             210,580

  1999                                        5.66                           9.19                             225,291

  1998                                        5.86                           5.66                             307,985

  1997                                        6.13                           5.86                             312,676

American Century(R) VP Income & Growth Portfolio

  2006                                       $5.38                          $6.22                              84,821

  2005                                        5.00 (04/20/2005)              5.38                              88,500

American Century(R) VP International Portfolio

  2006                                       $9.51                         $11.75                             364,093

  2005                                        8.51                           9.51                             383,987

  2004                                        7.49                           8.51                             416,805

  2003                                        6.09                           7.49                             529,757

  2002                                        7.75                           6.09                             587,161

  2001                                       11.08                           7.75                             634,536

  2000                                       13.49                          11.08                             748,381

  1999                                        8.33                          13.49                             464,551

  1998                                        7.10                           8.33                             456,953

  1997                                        6.06                           7.10                             371,156




                                      ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE         NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT                     AT BEGINNING OF PERIOD           AT END OF PERIOD            OUTSTANDING AT END OF PERIOD

------------------                    -----------------------       -----------------------         ----------------------------


American Century(R) VP Ultra(R)

  2006                                        $5.51                          $5.25                                398

  2005                                         5.00 (04/20/2005)              5.51                                116

American Century VP(R) Vista

  2006                                        $5.87                          $6.16                              7,331

Calvert Social Mid Cap Growth Portfolio

  2006                                       $10.27                         $10.84                            144,217

  2005                                        10.35                          10.27                            180,616

  2004                                         9.59                          10.35                            232,078

  2003                                         7.37                           9.59                            280,104

  2002                                        10.40                           7.37                            300,921

  2001                                        11.99                          10.40                            345,255

  2000                                        10.89                          11.99                            363,903

  1999                                        10.31                          10.89                            375,729

  1998                                         8.04                          10.31                            344,389

  1997                                         6.59                           8.04                            231,353

Dreyfus VIF Appreciation Portfolio

  2006                                        $5.20                          $5.97                              1,303

  2005                                         5.00 (04/20/2005)              5.20                                123

Dreyfus Technology Growth

  2006                                        $5.83                          $5.86                                898

Fidelity(R) Freedom 2005 Portfolio

  2006                                        $5.42                          $5.72                              1,373

  2005                                         5.00 (05/20/2005)              5.42                                 24

Fidelity(R) Freedom 2010 Portfolio

  2006                                        $5.31                          $5.76                              3,368

  2005                                         5.00 (05/20/2005)              5.31                                 49

Fidelity(R) Freedom 2015 Portfolio

  2006                                        $5.38                          $5.90                              9,317

  2005                                         5.00 (05/20/2005)              5.38                              6,087

Fidelity(R) Freedom 2020 Portfolio

  2006                                        $5.47                          $6.01                              5,485

  2005                                         5.00 (05/20/2005)              5.47                                122

Fidelity(R) Freedom 2025 Portfolio

  2006                                        $5.48                          $6.08                                938

  2005                                         5.00 (05/20/2005)              5.48                                570

Fidelity(R) Freedom 2030 Portfolio

  2006                                        $5.52                          $6.16                                533

  2005                                         5.00 (05/20/2005)              5.52                                164

Fidelity(R) VIP Asset Manager(SM) Portfolio

  2006                                        $9.58                         $10.15                            739,082

  2005                                         9.32                           9.58                          1,013,205

  2004                                         8.95                           9.32                          1,307,102

  2003                                         7.68                           8.95                          1,574,937

  2002                                         8.52                           7.68                          1,801,385

  2001                                         9.00                           8.52                          2,108,498

  2000                                         9.48                           9.00                          2,360,234

  1999                                         8.64                           9.48                          2,597,381

  1998                                         7.61                           8.64                          2,330,887

  1997                                         6.38                           7.61                          1,581,639




                                      ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE         NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT                     AT BEGINNING OF PERIOD           AT END OF PERIOD            OUTSTANDING AT END OF PERIOD

------------------                    -----------------------       -----------------------         ----------------------------


Fidelity(R) VIP Contrafund(R) Portfolio

  2006                                       $16.68                         $18.40                            932,949

  2005                                        14.44                          16.68                          1,096,372

  2004                                        12.66                          14.44                          1,217,539

  2003                                         9.98                          12.66                          1,365,801

  2002                                        11.15                           9.98                          1,501,146

  2001                                        12.86                          11.15                          1,672,826

  2000                                        13.95                          12.86                          1,904,106

  1999                                        11.37                          13.95                          1,972,159

  1998                                         8.86                          11.37                          1,702,358

  1997                                         7.22                           8.86                          1,310,234

Fidelity(R) VIP Equity-Income Portfolio

  2006                                       $12.06                         $14.32                            532,221

  2005                                        11.54                          12.06                            626,276

  2004                                        10.48                          11.54                            800,706

  2003                                         8.14                          10.48                            929,422

  2002                                         9.92                           8.14                          1,044,755

  2001                                        10.57                           9.92                          1,192,856

  2000                                         9.87                          10.57                          1,281,414

  1999                                         9.40                           9.87                          1,546,416

  1998                                         8.53                           9.40                          1,527,151

  1997                                         6.74                           8.53                          1,186,973

Fidelity Freedom Income

  2006                                        $5.17                          $5.44                                  0

Fidelity(R) VIP Growth Portfolio

  2006                                       $11.99                         $12.65                            761,894

  2005                                        11.48                          11.99                            954,765

  2004                                        11.24                          11.48                          1,290,813

  2003                                         8.57                          11.24                          1,541,416

  2002                                        12.41                           8.57                          1,703,339

  2001                                        15.26                          12.41                          1,977,370

  2000                                        17.36                          15.26                          2,205,925

  1999                                        12.79                          17.36                          2,048,630

  1998                                         9.29                          12.79                          1,720,027

  1997                                         7.62                           9.29                          1,393,042

Fidelity(R) VIP High Income Portfolio

  2006                                        $7.38                          $8.11                            257,162

  2005                                         7.28                           7.38                            310,090

  2004                                         6.72                           7.28                            396,131

  2003                                         5.35                           6.72                            486,496

  2002                                         5.24                           5.35                            503,559

  2001                                         6.01                           5.24                            553,994

  2000                                         7.85                           6.01                            636,408

  1999                                         7.35                           7.85                            765,292

  1998                                         7.78                           7.35                            770,130

  1997                                         6.69                           7.78                            577,023




                                      ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE         NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT                     AT BEGINNING OF PERIOD           AT END OF PERIOD            OUTSTANDING AT END OF PERIOD

------------------                    -----------------------       -----------------------         ----------------------------


Fidelity(R) VIP Index 500 Portfolio

  2006                                       $13.97                         $15.97                          1,264,276

  2005                                        13.50                          13.97                          1,556,360

  2004                                        12.36                          13.50                          1,860,942

  2003                                         9.73                          12.36                          2,160,335

  2002                                        12.68                           9.73                          2,336,745

  2001                                        14.60                          12.68                          2,676,627

  2000                                        16.31                          14.60                          2,953,386

  1999                                       $13.70                         $16.31                          3,019,439

  1998                                        10.81                          13.70                          2,611,396

  1997                                         8.25                          10.81                          1,836,589

Fidelity(R) VIP Overseas Portfolio

  2006                                        $9.41                         $10.97                            274,739

  2005                                         8.00                           9.41                            251,503

  2004                                         7.13                           8.00                            226,012

  2003                                         5.04                           7.13                            239,795

  2002                                         6.40                           5.04                            248,603

  2001                                         8.22                           6.40                            313,481

  2000                                        10.28                           8.22                            370,560

  1999                                         7.30                          10.28                            336,608

  1998                                         6.56                           7.30                            284,063

  1997                                         5.95                           6.56                            297,195

Janus Aspen Series Flexible Income Portfolio

  2006                                        $5.04                          $5.19                             28,428

  2005                                         5.00 (04/20/2005)              5.04                             26,871

Janus Aspen Series Worldwide Growth Portfolio

  2006                                        $5.47                          $6.39                              6,406

  2005                                         5.00 (04/20/2005)              5.47                              1,055

Neuberger AMT Fasciano Portfolio

  2006                                        $5.63                          $5.85                             33,482

  2005                                         5.00 (04/20/2005)              5.63                             37,603

Neuberger AMT Limited Maturity Bond Portfolio

  2006                                        $5.02                          $5.16                             20,331

  2005                                         5.00 (04/20/2005)              5.02                             15,527

Neuberger AMT Regency Portfolio

  2006                                        $5.83                          $6.40                             34,136

  2005                                         5.00 (04/20/2005)              5.83                             29,880

Old Mutual Columbus Circle Technology & Communications Portfolio

  2006                                        $4.46                          $4.61                            269,061

  2005                                         4.11                           4.46                            328,098

  2004                                         3.91                           4.11                            521,317

  2003                                         2.72                           3.91                            593,843

  2002                                         5.99                           2.72                            552,241

  2001                                        12.72                           5.99                            661,010

  2000                                        22.26                          12.72                            807,597

  1999                                         6.74                          22.26                            584,750

  1998                                         5.16                           6.74                            166,707

  1997                                         5.00 (05/01/1997)              5.16                             78,548




                                      ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE         NUMBER OF ACCUMULATION UNITS

INVESTMENT ACCOUNT                     AT BEGINNING OF PERIOD           AT END OF PERIOD            OUTSTANDING AT END OF PERIOD

------------------                    -----------------------       -----------------------         ----------------------------


Old Mutual Growth II Portfolio

  2006                                        $5.32                          $5.64                             94,229

  2005                                         4.84                           5.32                            127,408

  2004                                         4.60                           4.84                            168,126

  2003                                         3.70                           4.60                            216,414

  2002                                         5.39                           3.70                            234,697

  2001                                         9.17                           5.39                            289,030

  2000                                        11.15                           9.17                            335,460

  1999                                         5.69                          11.15                            185,827

  1998                                         5.33                           5.69                            112,805

  1997                                         5.00 (5/1/97)                  5.33                             97,881

Old Mutual Mid-Cap Value Portfolio

  2006                                        $5.71                          $6.27                             11,002

  2005                                         5.00 (04/20/2005)              5.71                              6,955

Old Mutual Small Cap Portfolio

  2006                                        $5.48                          $6.31                              7,471

  2005                                         5.00 (04/20/2005)              5.48                              4,096

Pioneer Growth Opportunities Portfolio

  2006                                        $5.85                          $6.10                             12,042

  2005                                         5.00 (04/20/2005)              5.85                             $9,029

Pioneer VCT Portfolio

  2006                                        $5.54                          $6.29                              3,741

T. Rowe Price Blue Chip Growth Portfolio

  2006                                        $5.64                          $6.11                             39,193

  2005                                         5.00 (04/20/2005)              5.64                             10,121

T. Rowe Price Equity Income Portfolio

  2006                                       $13.82                         $16.24                          1,068,164

  2005                                        13.46                          13.82                          1,278,129

  2004                                        11.86                          13.46                          1,475,903

  2003                                         9.57                          11.86                          1,660,201

  2002                                        11.16                           9.57                          1,789,805

  2001                                        11.14                          11.16                          1,926,097

  2000                                         9.97                          11.14                          1,976,378

  1999                                         9.74                           9.97                          2,719,225

  1998                                         9.04                           9.74                          2,878,954

  1997                                         7.10                           9.04                          2,226,491

T. Rowe Price Limited-Term Bond Portfolio

  2006                                        $5.03                          $5.17                             12,307

  2005                                         5.00 (04/20/2005)              5.03                             12,952

Timothy Conservative Growth Variable

  2006                                        $5.42                          $5.84                              7,533

  2005                                         5.00 (04/20/2005)              5.42                              3,122

Timothy Strategic Growth Variable

  2006                                        $5.62                          $6.10                              1,831

  2005                                         5.00 (04/20/2005)              5.62                                709

Vanguard VF Mid Cap Index Portfolio

  2006                                        $5.88                          $6.61                            114,233

  2005                                         5.00 (04/20/2005)              5.88                             52,623

Vanguard VF Small Company Growth Portfolio

  2006                                        $5.90                          $6.42                             12,785

  2005                                         5.00 (04/20/2005)              5.90                              1,472

Vanguard VF Total Bond Market Index Portfolio

  2006                                        $5.03                          $5.19                             42,777

  2005                                         5.00 (04/20/2005)              5.03                             13,951


           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)


AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7,

1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December

17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American

United Mutual Insurance Holding Company ("MHC").


After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding

Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51%

of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding

Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31,

2006, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $18,491.3 million and had equity of $1,222.7 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. One America Securities, Inc. is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT


AUL American Individual Unit Trust was established by AUL on April 14, 1994,

under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the

Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all

Variable Account obligations under the Contracts. AUL may transfer to its

General Account assets that exceed anticipated obligations of the Variable

Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.


The Variable Account is currently divided into subaccounts referred to as

Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional

Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding

Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/

Advisors of AIM Variable Insurance Funds, Alger American Fund, American

Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Dreyfus

Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable

Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds,

Janus Aspen Series, Neuberger Berman, Old Mutual Capital, Inc., Pioneer

Investment Management, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price

Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc.

under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/ Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.


The investment advisors of the Funds are identified on page 6. All of the investment advisors are registered with the SEC as investment advisors.


A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the

Funds, including information on the risks associated with the investments and investment techniques of each Fund.


AIM VARIABLE INSURANCE FUNDS


AIM V.I. DYNAMICS FUND


Seeking long-term capital growth. The Fund normally invests at least 65% of its net assets in common stocks of mid-sized companies. The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index. The fund may invest up to 25% of its assets in securities of non-U.S. issuers.

Securities of Canadian issuers and American Depository Receipts are not subject to the 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.


AIM V.I. FINANCIAL SERVICES FUND


Seeking capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to,

banks (regional and money centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


AIM V.I. GLOBAL HEALTH CARE FUND


Seeking capital growth. The Fund invests, normally, at least 80% of its net assets in the securities of health care industry companies. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals,

biotechnology, and health care providers and service companies. The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.


AIM V.I. GLOBAL REAL ESTATE FUND


Seeks to achieve high total return through growth of capital and current income.

The fund invests, normally, at least 80% of its assets in securities of real estate and real estate related companies. The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that are believed to be undervalued and have potential for growth of capital. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e. those countries that are in the initial stages of their industrial cycles.


AIM V.I. HIGH YIELD FUND


Seeks to achieve a high level of current income. The fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, ie. "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The Fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc.

or BB or lower by Standard & Poor's Ratings. The Fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIM V.I. UTILITIES FUND


Seeking capital growth and current income. The Fund normally invests at least

80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to

25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.


FOR ADDITIONAL INFORMATION CONCERNING THE AIM VARIABLE INSURANCE FUNDS AND ITS

PORTFOLIOS, PLEASE SEE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


ALGER AMERICAN FUND


ALGER AMERICAN GROWTH PORTFOLIO


Seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and debt management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


Seeks long-term capital appreciation. The Portfolio focuses on small,

fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.


FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS

PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ

CAREFULLY BEFORE INVESTING.


AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.


AMERICAN CENTURY(R) VP CAPITAL APPRECIATION PORTFOLIO


Seeking long-term capital growth. The American Century(R) VP Capital

Appreciation Fund invests primarily in growth companies that the Fund's investment management believes
are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.


NOTE: The American Century VP Capital Appreciation Portfolio is no longer available as an investment option for new contracts, or for deposits and transfers on existing contracts.


AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO


Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The

Fund invests mainly in the 1,500 largest publicly traded companies in the United

States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.


AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO


Seeking capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.


AMERICAN CENTURY(R) VP ULTRA(R)


Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the

Fund invests primarily in U.S. stocks, it may invest in foreign securities.


AMERICAN CENTURY(R) VP VISTA(SM)


Seeking long-term growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,

INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS,

INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


CALVERT VARIABLE SERIES, INC.


CALVERT SOCIAL MID CAP GROWTH PORTFOLIO


The Calvert Social Mid Cap Growth Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, foreign securities, debt securities and derivatives. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS

PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD

BE READ CAREFULLY BEFORE INVESTING.


DREYFUS INVESTMENT PORTFOLIOS


DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO


The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks,

preferred stocks and convertible securities. In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semiconductor, electronics,

communications, health care, biotechnology, medical services, computer software and hardware, electronic components and systems, network and cable broadcasting,

telecommunications, defense and aerospace, and environmental sectors. The portfolio typically sells a stock when the manager believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure. The portfolio also may sell stocks when the manager's evaluation of a sector has changed. Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses.

Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings ("IPOs") and the aftermarket. The portfolio
may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling,

typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS INVESTMENT PORTFOLIOS, PLEASE

SEE THE DREYFUS INVESTMENT PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


DREYFUS VARIABLE INVESTMENT FUND


DREYFUS VIF APPRECIATION PORTFOLIO


The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. The portfolio employs a "buy-and-hold" investment strategy,

which generally has resulted in an annual portfolio turnover of below 15%. The portfolio typically sells a stock when the portfolio manager believes there is a significant adverse change in a company's business fundamentals that may lead to a sustained impairment in earnings power.


FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND

ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS


FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO


Seeks high total return with a secondary objective of principal preservation.

Strategic Advisers(R), Inc. (Strategic Advisers)' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable

Insurance Products (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.


FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds

(approximately five to ten years after the year 2005).


FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% short-term funds

(approximately five to ten years after the year 2010).


FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds

(approximately five to ten years after the year 2015).


FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high


                                       19

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yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2020).


FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in money market short-term funds (approximately five to ten years after the year 2025).


FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO


Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying

Fidelity(R) (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds and 40% in short-term funds

(approximately five to ten years after the year 2030).


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY(R) VARIABLE INSURANCE

PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND


FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO


Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and

10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges: stock class

(30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%);

investing in domestic and foreign issuers and analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.


FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO


Seeks long-term capital appreciation. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value FMR believes is not fully recognized by the public; investing in domestic and foreign issuers;

investing in either "growth" stocks or "value" stocks or both and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO


Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index

(S&P 500(R)). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks;

potentially investing in other types of equity securities and debt securities,

including lower-quality debt securities; investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP GROWTH PORTFOLIO


Seeks a high level of current income, while also considering growth of capital.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FIDELITY(R) VIP HIGH INCOME PORTFOLIO


Seeks a high level of current income, while also considering growth of capital.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


                                       20

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FIDELITY(R) VIP INDEX 500 PORTFOLIO


Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: normally investing at least 80% of assets in common stocks included in the S&P 500 and lending securities to earn income for the fund.


FIDELITY(R) VIP OVERSEAS PORTFOLIO


Seeks long-term growth of capital. Fidelity(R) Management & Research Company

(FMR)'s principal investment strategies include: Normally investing at least 80%

of assets in non-U.S. securities; normally investing primarily in common stocks;

allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole and using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS

FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


JANUS ASPEN SERIES


JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO


Seeking maximum total return consistent with preservation of capital. The Janus

Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The

Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.


JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO


Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries,

including the United States. The Portfolio may, under unusual circumstances,

invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include emerging markets.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS,

PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


NB AMT FASCIANO PORTFOLIO


Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio.

The Portfolio invests primarily in the common stocks of smaller companies, i.e.

those with market capitalizations of less than $1.5 billion at the time the

Portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


NB AMT LIMITED MATURITY BOND PORTFOLIO


Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment- grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's,

or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.


NB AMT REGENCY PORTFOLIO


Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do

so.


FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER

BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


OLD MUTUAL INSURANCE SERIES FUND


OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO


The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications

Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL GROWTH II PORTFOLIO


The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth characteristics. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment.

Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL MID-CAP PORTFOLIO


The Portfolio seeks to provide investors with above-average total return over a

3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal,

the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the

Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the Russell MidCap(R) Index at the time of the

Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


OLD MUTUAL SMALL CAP PORTFOLIO


The Portfolio seeks to provide investors with above-average total return over a

3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal,

the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.


FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES,

CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR

WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE

READ CAREFULLY BEFORE INVESTING.


ONEAMERICA FUNDS, INC.


ONEAMERICA ASSET DIRECTOR PORTFOLIO


Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities

(including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.


ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO


Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment

Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The

Portfolio may also invest in money market instruments, repurchase agreements,

reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.


ONEAMERICA MONEY MARKET PORTFOLIO


Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market

Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include

U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.


ONEAMERICA VALUE PORTFOLIO


Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels.

Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market

System.


FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS,

PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY

BEFORE INVESTING.


PIONEER VARIABLE CONTRACTS TRUST


PIONEER FUND VCT PORTFOLIO


Seeking reasonable income and capital growth, the portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights,

exchange-traded funds (ETFs) that invest primarily in equity securities and equity interests in real estate investment trusts (REITs) and preferred stocks.


PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO


Seeking Growth of capital, the portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies,

equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The portfolio may invest a significant portion of its assets in equity securities of small companies.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST

PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE EQUITY SERIES, INC.


T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO


Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics:

leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.


T. ROWE PRICE EQUITY INCOME PORTFOLIO


Seeking to provide substantial dividend income and long-term capital growth. The

Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P

500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the

Russell Mid Cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the

Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.


T. ROWE PRICE FIXED INCOME SERIES, INC.


T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO


Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65%

of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's

Portfolio will consist of investment-grade securities that have been rated in the four highest credit categories. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T.

ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T.

ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


                                       23

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TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES


TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE


Seeking long-term growth of capital through investing in a diversified mix of

Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy

Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap

Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in

accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.


TIMOTHY PLAN(R)  STRATEGIC GROWTH VARIABLE


Seeking long-term growth of capital through investing in a diversified mix of

Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed

Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth

Fund, Timothy Small-Cap Value Fund and Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.


FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


VANGUARD(R) VARIABLE INSURANCE FUND


VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO


Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap

450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.


VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO


Seeking to provide long-term capital appreciation. The Portfolio invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income.


VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO


Seeking to track the performance of a broad, market-weighted bond index. The

Portfolio employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.


FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS

PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH

SHOULD BE READ CAREFULLY BEFORE INVESTING. VANGUARD IS A TRADEMARK OF THE

VANGUARD GROUP, INC.


                                  THE CONTRACTS


GENERAL


The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code.

Certain Federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401,

such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b)

annuity purchase plans for employees of public schools or a charitable,

educational, or scientific organization described under Section 501(c)(3), and

(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under

Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.


           PREMIUMS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


APPLICATION FOR A CONTRACT


Any person or, in the case of Qualified Plans, any qualified organization,

wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS


Premium payments under Flexible Premium Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for

Flexible Premium Contracts may vary in amount and frequency but each Premium payment must be at least $50. Premiums must accumulate a total of at least $300 each Contract Year for the first three

Contract Years. Premiums may not total more than $12,000 in any one Contract

Year unless otherwise agreed to by AUL.


For One Year Flexible Premium Contracts, Premiums may vary in amount and frequency except that additional Premiums will only be accepted during the first

Contract Year. Each such Premium payment must be at least $500; Premiums must total at least $5,000 in the first Contract Year for non-qualified plans and

$2,000 in the first Contract Year for qualified plans, and all Premiums combined may not exceed $1,000,000 unless otherwise agreed to by AUL.


If the minimum Premium amounts under Flexible Premium or One Year Flexible

Premium Contracts are not met, AUL may, after 60 days notice, terminate the

Contract and pay an amount equal to the Contract Value as of the close of business on the effective date of termination. AUL may change the minimum

Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.


Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional

Information for a discussion of these limits or consult the pertinent Qualified

Plan document. Such limits may change without notice.


Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the

Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract.

If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial

Premium to the applicant, unless consent is received to retain the initial

Premium until the application is made complete.


Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office. AUL reserves the right to refuse to accept new Premiums for a contract at any time.


FREE LOOK PERIOD


The Owner has the right to return the Contract for any reason within the Free

Look Period which is a ten day period beginning when the Owner receives the

Contract. If a particular state requires a longer Free Look Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the greater of (1) Premium payments or (2) the Contract Value as of the end of the Valuation Period in which AUL receives the Contract.


ALLOCATION OF PREMIUMS


Initial Premiums will be allocated among the Investment Accounts of the Variable

Account or to the Fixed Account as instructed by the Contract Owner. Allocation to the Investment Accounts and the Fixed Account must be made in increments of

1%.


A Contract Owner may change the allocation instructions at any time by giving

Proper Notice of the change to AUL at its Home Office and such allocation will continue in effect until subsequently changed. Any such change in allocation instructions will be effective upon receipt of the change in allocation instructions by AUL at its Home Office. Changes in the allocation of future

Premiums have no effect on Premiums that have already been applied. Such amounts, however, may be transferred among the Investment Accounts of the

Variable Account or the Fixed Account in the manner described in "Transfers of

Account Value."


TRANSFERS OF ACCOUNT VALUE


All or part of an Owner's Contract Value may be transferred among the Investment

Accounts of the Variable Account or to the Fixed Account at any time during the

Accumulation Period upon receipt of a proper written request by AUL at its Home

Office. The minimum amount that may be transferred from any one Investment

Account is $500 or, if less than $500, the Owner's remaining Contract Value in the Investment Account, provided however, that amounts transferred from the

Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Owner's Fixed Account Value as of the beginning of that

Contract Year. If, after any transfer, the Owner's remaining Contract Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Contract

Value.


Currently, there are no limitations on the number of transfers between

Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances,

to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an

Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine,

provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one or more

Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "Fixed Account."


ABUSIVE TRADING PRACTICES


LATE TRADING


Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced.

Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.


AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING


Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners,

including long-term investors who do not generate these costs.


AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level,

net trades by Investment Account. Omnibus trades in an individual Investment

Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing committee, and are enforced against all policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.


If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all policyholders consistently.


If it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet trades are turned off and they are limited to a specific number of trades per month, as determined by the market timing committee. The threshold established by the market timing committee will be enforced against all policyholders consistently. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.


AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.


Some funds may charge a redemption fee for short term trading in their fund.

Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program,

nor will it prevent or necessarily alleviate losses in a declining market.


For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account ("MMIA") to the

OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.




             TRANSFER         UNIT          UNITS

MONTH         AMOUNT         VALUE        PURCHASED

-----        --------        -----        ---------


  1           $1,000          $20            50

  2           $1,000          $25            40

  3           $1,000          $30            33.333

  4           $1,000          $40            25

  5           $1,000          $35            28.571

  6           $1,000          $30            33.333


The average price per unit for these purchases is the sum of the prices ($180)

divided by the number of monthly transfers (6) or $30. The average cost per

Accumulation Unit for these purchases is the total amount transferred ($6,000)

divided by the total number of Accumulation Units purchased (210.237) or $28.54.

THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE

RESULTS.


Under a DCA Program, the owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually.

These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.


Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from the Fixed Account are not permitted under the Dollar Cost

Averaging Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the Dollar Cost Averaging Program to Contract Owners at no charge and the

Company reserves the right to temporarily discontinue, terminate, or change the

Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.


Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date,

provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS


Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of

Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in

which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an

Accumulation Unit, but the dollar value of an Accumulation Unit may vary from

Valuation Date to Valuation Date depending upon the investment experience of the

Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE


AUL determines the Accumulation Unit value for each Investment Account of the

Variable Account on each Valuation Date. The Accumulation Unit value for the

MMIA was initially set at $1 and $5 for each of the other Investment Accounts.

Subsequently, on each Valuation Date, the Accumulation Unit value for each

Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment

Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each

Investment Account may increase, decrease, or remain the same from Valuation

Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR


The Net Investment Factor is used to measure the investment performance of an

Investment Account from one Valuation Period to the next. For any Investment

Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:


(a) is equal to:


    (1) the net asset value per share of the Fund in which the Investment

        Account invests, determined as of the end of the Valuation Period,

        plus


    (2) the per share amount of any dividend or other distribution, if any,

        paid by the Fund during the Valuation Period, plus or minus


    (3) a credit or charge with respect to taxes, if any, paid or reserved by

        AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no

        Federal income taxes are applicable under present law and no such charge is currently assessed);


(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; and


(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.

                     CASH WITHDRAWALS AND THE DEATH PROCEEDS


CASH WITHDRAWALS


During the lifetime of the Annuitant, at any time before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract.

A surrender or withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Home Office. A surrender of a Contract Owner's Variable

Account Value will result in a withdrawal payment equal to the Owner's Contract

Value allocated to the Variable Account as of the end of the Valuation Period

during which AUL receives Proper Notice, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of an

Owner's Contract Value. A request for a withdrawal will result in a payment by

AUL equal to the amount specified in the withdrawal request. Upon payment, the

Owner's Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. Requests for a withdrawal that would leave a

Contract Value of less than $5000 for a nonqualified One Year Flexible Premium

Contract ($2,000 for a qualified contract) and less than the required cumulative minimum for a Flexible Premium Contract will be treated as a request for a surrender. AUL may change or waive this provision at its discretion.


The minimum amount that may be withdrawn from a Contract Owner's Contract Value is $200 for Flexible Premium Contracts and $500 for One Year Flexible Premium

Contracts. If the remaining Contract Value is less than these amounts, a request for a withdrawal will be treated as a surrender of the Contract. In addition,

the Contracts may be issued in connection with certain retirement programs that are subject to constraints on withdrawals and surrenders.


The amount of a withdrawal will be taken from the Investment Accounts and the

Fixed Account as instructed, and if the Owner does not specify, in proportion to the Owner's Contract Value in the various Investment Accounts and the Fixed

Account. A withdrawal will not be effected until proper instructions are received by AUL at its Home Office.


A surrender or a withdrawal may result in the deduction of a withdrawal charge and may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal that results in receipt of proceeds by a Contract Owner may result in receipt of taxable income to the Contract Owner and, in some instances, a tax penalty. In addition, distributions under certain Qualified Plans may result in a tax penalty. See "Tax Penalty For All Annuity Contracts." Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable

Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


LOAN PRIVILEGES


Loan privileges are only available on Contracts qualified under 401 or 403(b).

Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Contract Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.


Loans from qualified Contracts are available beginning 30 days after the Issue

Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the ContractValue. In non-ERISA plans, for Contract Values up to

$20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the

Contract Value limitations stated above. We reserve the right to limit the number of loans outstanding at any time.


Loans will be administered according to the specific loan agreement, which may be requested from the Home Office.


Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.


If the Contract is surrendered while the loan is outstanding, the Contract Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death

Proceeds will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Contract

Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.


If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts,

plus accrued interest, will be deducted from the Contract when the participant becomes
eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.


The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.


Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.


THE DEATH PROCEEDS


If a Contract Owner dies at or after age 76, the amount of the Death Proceeds is equal to the Contract Owner's Contract Value as of the end of the Valuation

Period in which due proof of death is received by AUL at its Home Office. If a

Contract Owner or, as described below, an Annuitant, dies before age 76, the

Death Proceeds will be the greater of the Contract Value as of the end of the

Valuation Period in which due proof of death and instructions regarding payment are received by AUL at its Home Office or the value given by

(a)-(b)-(c)+(d) where: (a) is the net Premiums; (b) is any amounts withdrawn

(including any withdrawal charges) prior to death; (c) is the annual fees assessed prior to death; and (d) is the interest earned on (a)-(b)-(c), credited at an annual effective rate of 4% until the date of death.


DEATH OF THE OWNER


If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the

Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the

Beneficiary elects to have this value applied under a settlement option. If a settlement option is elected, the Beneficiary must be named the Annuitant and payments must begin within one year of the Contract Owner's death. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the

Beneficiary.


If the Contract Owner dies before the Annuity Date and the Beneficiary is the

Contract Owner's surviving spouse, the surviving spouse will become the new

Contract Owner. The Contract will continue with its terms unchanged and the

Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Contract Value without any early withdrawal charge. However, depending upon the circumstances,

a tax penalty may be imposed upon such a withdrawal.


Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT


If the Annuitant dies before the Annuity Date and the Annuitant is not also the

Contract Owner, then: (1) if the Contract Owner is not an individual, the Death

Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the

Annuitant's death, the Contract Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.


Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT


Payment of an amount from the Variable Account resulting from a surrender,

withdrawal, transfer from an Owner's Contract Value allocated to the Variable

Account, or payment of the Death Proceeds, normally will be made within seven days from the date a proper request is received at AUL's Home Office. However,

AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York

Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable

Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account, see "The Fixed Account."


                             CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE


Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the

Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assesses a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.

WITHDRAWAL CHARGE


No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, then depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge), may be assessed by AUL on the amount withdrawn if the Contract has not been in existence for a certain period of time. An amount withdrawn during a Contract Year referred to as the

Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12% of the Contract Value at the most recent contract anniversary. Any transfer of Contract Value from the Fixed

Account to the Variable Account will reduce the Free Withdrawal Amount by the amount transferred. The chart below illustrates the amount of the withdrawal charge that applies to both variations of Contracts based on the number of years that the Contract has been in existence.


In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a

Contract, exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One Year Flexible Premium Contract. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.


A withdrawal charge may be assessed upon annuitization of a Contract. For a

Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life annuity or survivorship annuity option is selected. For a One Year Flexible Premium Contract, no withdrawal charge will apply if a life annuity or survivorship option is selected and if the Contract is in its fourth Contract Year or later and the fixed income option for a period of 10 or more years is chosen. Otherwise, the withdrawal charge will apply.


The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8.5% of the total Premiums paid on a Flexible Premium Contract or 8% of the total Premiums paid on a One

Year Flexible Premium Contract.


            CHARGE ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

          -------------------------------------------------------------




Contract Year             1        2       3       4       5       6       7       8       9      10      11 or more


Flexible Premium

  Contracts              10%      9%      8%      7%      6%      5%      4%      3%      2%      1%          0%

One Year Flexible

  Premium Contracts       7%      6%      5%      4%      3%      2%      1%      0%      0%      0%          0%



MORTALITY AND EXPENSE RISK CHARGE


AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. (Please see the Expense Table for the charge). This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable

Account.


The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but

AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE


AUL deducts an Annual Contract fee from each Owner's Contract Value equal to the lesser of 2.0% of the Contract Value or $30 per year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The Annual Contract fee is waived on each Contract Anniversary when the Contract Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed.

The charge is deducted proportionately from the Contract Value allocated among the Investment Accounts and the Fixed Account. The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.


OTHER CHARGES


AUL may charge the Investment Accounts of the Variable Account for the federal,

state, or local income taxes incurred by AUL that are attributable to the

Variable Account and its Investment Accounts. No such charge is currently assessed.


VARIATIONS IN CHARGES


AUL may reduce or waive the amount of the withdrawal charge and administrative charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or administrative charge may be reduced in connection with acquisition of the Contract in exchange for another annuity contract issued by

AUL. AUL may also reduce or waive the withdrawal charge and administrative charge on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES


AUL guarantees that the mortality and expense risk charge shall not increase.

AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.


EXPENSES OF THE FUNDS


Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.


                                 ANNUITY PERIOD


GENERAL


On the Annuity Date, the adjusted value of the Owner's Contract Value may be applied to provide an annuity under one of the options described in "Annuity

Options." The adjusted value will be equal to the value of the Owner's Contract

Value as of the Annuity Date, reduced by any applicable Premium or similar taxes, and any applicable withdrawal charge. For a Flexible Premium Contract, no withdrawal charge will apply if the Contract is in its fifth Contract Year or later and a life annuity or survivorship annuity option is selected. For a One

Year Flexible Premium Contract, no withdrawal charge will apply if a life annuity or survivorship annuity option is selected and if the Contract is in its fourth Contract Year or later and the fixed income option for a period of 10 or more years is chosen. Otherwise, the withdrawal charge will apply.


The Contracts provide for three Annuity Options, any one of which may be elected, except as otherwise noted. A lump-sum distribution may also be elected.

Other Annuity Options may be available upon request at the discretion of AUL.

All Annuity Options are fixed and the annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant

(as adjusted), except that in the case of Option 1, age is not a consideration.

The annuity rates are based upon an assumed interest rate of 3%, compounded annually. Generally, if no Annuity Option has been selected for a Contract

Owner, annuity payments will be made to the Annuitant under Option 2. For

Contracts used in connection with certain Employee Benefit Plans and employer sponsored 403(b) programs, annuity payments to Contract Owners who are married will be made under Option 3, with the Contract Owner's spouse as contingent

Annuitant, unless the Contract Owner otherwise elects and obtains his or her spouse's consent. Annuity payments will begin as of the Annuity Date. Once annuity payments have commenced, a Contract Owner cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the

Annuity Option. If, under any option, monthly payments are less than $100 each,

AUL has the right to make either a lump-sum settlement or to make larger payments on a less frequent basis. AUL also reserves the right to change the minimum payment amount.


A Contract Owner may designate an Annuity Date, Annuity Option, contingent

Annuitant, and Beneficiary on an Annuity Election Form that must be received by

AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity

Date. The Annuitant must also be an individual and must be the Contract Owner,

or someone chosen from among the Contract Owner's spouse, parents, brothers,

sisters, and children. Any other choice requires AUL's consent. If the Contract

Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and Annuity Option may also be changed at any time prior to the

Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options. To help ensure timely receipt of the first annuity payment, a transfer of a Contract Owner's Contract Value in the Variable

Account should be made to the Fixed Account at least two weeks prior to the

Annuity Date.


ANNUITY OPTIONS


OPTION 1 - INCOME FOR A FIXED PERIOD


An annuity payable monthly for a fixed period (not more than 20 years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary.


OPTION 2 - LIFE ANNUITY


An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. A minimum number of payments can be guaranteed such as 120 or the number of payments required to refund the proceeds applied.


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


OPTION 3 - SURVIVORSHIP ANNUITY


An annuity payable monthly during the lifetime of the Annuitant and, after the death of the Annuitant, an amount equal to 50%, or 100% (as specified in the election) of such annuity, will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.


An election of this option is automatically cancelled if either the Contract

Owner or the contingent Annuitant dies before the Annuity Date.


SELECTION OF AN OPTION


Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the applicable Qualified Plan for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a

Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the

Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than 10 years younger than the Annuitant, the

100% election specified above may not be available.


                                THE FIXED ACCOUNT


Contributions or transfers to the Fixed Account become part of AUL's General

Account. The General Account is subject to regulation and supervision by the

Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the

"1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed

Account nor any interests therein are generally subject to the provisions of the

1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the

Variable Account and contains only selected information regarding the Fixed

Account. For more information regarding the Fixed Account, see the Contract itself.


INTEREST


A Contract Owner's Fixed Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance

("Current Rate"), which are guaranteed to be at least an annual effective rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time,

and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one year. If AUL determines a Current Rate in excess of the

Guaranteed Rate, Premiums allocated or transfers to the Fixed Account under a

Contract during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one year.


Amounts contributed or transferred to the Fixed Account earn interest at the

Current Rate then in effect. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current

Rate or other Current Rate determined by AUL. Therefore, at any given time,

various portions of a Contract Owner's Fixed Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the Fixed

Account. AUL bears the investment risk for Contract Owner's Fixed Account Values and for paying interest at the Current Rate on amounts allocated to the Fixed

Account.


WITHDRAWALS


A Contract Owner may make a surrender or a withdrawal from his or her Fixed

Account Value subject to the provisions of the Contract. A surrender of a

Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the

surrender is effected, minus any applicable withdrawal charge. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's

Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed

Account Value, see "Cash Withdrawals."


TRANSFERS


A Contract Owner's Fixed Account Value may be transferred from the Fixed Account to the Variable Account subject to certain limitations. The minimum amount that may be transferred from the Fixed Account is $500 or, if the Fixed Account Value

is less than $500, the Contract Owner's remaining Fixed Account Value. If the amount remaining in the Fixed Account after a transfer would be less than $500,

the remaining amount will be transferred with the amount that has been requested. The maximum amount that may be transferred in any one Contract Year is the lesser of 20% of a Contract Owner's Fixed Account Value as of the last

Contract


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


Anniversary preceding the request, or the Contract Owner's entire Fixed Account

Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Fixed Account Value will be effected on a last-in first-out basis. For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see

"Transfers of Account Value."


CONTRACT CHARGES


The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Value as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In addition, the annual fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by

Contract Owners to the extent the Contract Value is allocated to the Fixed

Account; however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT


Surrenders, withdrawals, and transfers from the Fixed Account and payment of

Death Proceeds based upon a Contract Owner's Fixed Account Value may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's

Fixed Account Value.


                            MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY


The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract

Owner specifies otherwise. Unless otherwise provided, if no designated

Beneficiary is living upon the death of the Contract Owner prior to the Annuity

Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided,

if no designated Beneficiary under an Annuity Option is living after the Annuity

Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the

Contract Owner is not an individual, the Contract Owner will be the Beneficiary.


Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon

AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.


For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an

Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the

Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant)

other than the spouse.


ASSIGNABILITY


A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.


However, under certain Qualified Plans, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL


AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.


MISSTATEMENTS


If the age or sex of an Annuitant or contingent Annuitant has been misstated,

the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS


AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


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                               FEDERAL TAX MATTERS


INTRODUCTION


The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections

401, 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the

Beneficiary or other payee, may depend upon the type of Qualified Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the Qualified Plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract,

should consult a qualified tax advisor.


AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY

TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.


DIVERSIFICATION STANDARDS


Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the

Statement of Additional Information for additional details.


In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.


If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a contract owner's gross income. It is not clear,

at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.


TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS


Section 72 of the Code governs taxation of annuities. In general, a Contract

Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts

Owned by Non-Natural Persons" and "Diversification Standards".


1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE


Code Section 72 provides that amounts received upon a surrender or withdrawal from a contract prior to the annuity date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a withdrawal or surrender) exceeds the "investment in the contract." In general, the "investment in the contract"

is that portion, if any, of Premiums paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Similarly, loans under a contract generally are treated as distributions under the contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE


Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the contract exceeds the investment in the contract.


3. AMOUNTS RECEIVED AS AN ANNUITY


For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludible portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.


Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.


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


4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS


With respect to amounts withdrawn or distributed before the recipient reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the recipient's becoming totally disabled within the meaning of Code Section 72(m)

(7); or (3) which are part of a series of substantially equal periodic payments

(not less frequently than annually) made for the life (or life expectancy) of the recipient, or the joint lives (or joint life expectancies) of the recipient and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code Section 72.


If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the recipient attains age 59 1/2,

or (b) before the recipient reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES


In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if the owner dies on or after the Annuity

Commencement Date, and before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the owner's death; and (b) if the owner dies before the

Annuity Date, the entire interest in the contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary,

commencing within one year after the date of death of the owner. If the designated beneficiary is the spouse of the owner, the contract may be continued

in the name of the spouse as owner.


For purposes of determining the timing of distributions under the foregoing rules, where the owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving owner is the deceased owner's spouse. The endorsement that allows for joint ownership applies to spouses only.


2. GIFT OF ANNUITY CONTRACTS


Generally, gifts of contracts (not purchased in connection with a Qualified

Plan) before the Annuity Commencement Date will trigger income tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS


If the contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that contract (generally the Account Value less the Premium payments) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of an Employee

Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457

(deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However,

the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE


For purposes of determining the amount of any distribution under Code Section

72(e) (amounts not received as annuities) that is includable in gross income,

all annuity contracts issued by the same insurer to the same contract owner during any calendar year must be aggregated and treated as one contract. Thus,

any amount received under any such contract prior to the contract's Annuity

Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this new rule.


QUALIFIED PLANS


The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such

Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified

Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the
terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income

Securities Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary

designation or elected payment option may not be enforceable.


The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES


Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities

("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned,

discounted, or pledged as collateral for a loan or other obligation. The annual

Premium for an IRA may not exceed $3,000. Any refund of Premium must be applied to payment of future Premiums or the purchase of additional benefits. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.


2. ROTH IRA


Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute nondeductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned,

discounted, or pledged as collateral for a loan or other obligation. The annual

Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


3. CORPORATE PENSION AND PROFIT SHARING PLANS


Code Section 401(a) permits corporate employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits there under.


In order for a retirement plan to be "qualified" under Code Section 401, it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;

(3) provide contributions or benefits that do not exceed certain limitations;

(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5)

provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.


A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES


Section 403(b) of the Code permits the purchase of "tax deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code,

including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


On November 16, 2004, the IRS issued proposed and temporary regulations relating to Code section 403(b) tax-deferred annuity contracts. (See Prop. Regs. Sections

1.403(b)-0 through 11 and Temp. Regs. Section 3121(a)(5)-2T.) If these regulations are finalized, there may be changes affecting 403(b) arrangements.


The preamble to the proposed regulations states that it is expected that a number of IRS pronouncements, including Rev. Rul. 90-24, will be superceded when the regulations are issued in final form. Under these new regulations, a 493(b)

plan may not accept transfers from a Section 401 plan or a Section 457 plan.


5. DEFERRED COMPENSATION PLANS


Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY


The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this

Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.


Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible

Qualified Plan or IRA. Non periodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS


Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal

Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of

Section 403(b) that apply to tax years beginning on or after January 1, 1989.


Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December

31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.


An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her

Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section

403(b) that are available under an employer's Section 403(b) arrangement.


401 OR 403(b) PROGRAMS - LOAN PRIVILEGES


Generally, loans are non-taxable. However, loans under a 401 or 403(b) contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.


                                OTHER INFORMATION


VOTING OF SHARES OF THE FUNDS


AUL is the legal owner of the shares of the Portfolios of the Funds held by the

Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding

Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law.

However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


The person having the voting interest under a Contract is the Contract Owner.

AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the

Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund.

Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment

Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.


Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS


AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the

Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the

Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by Federal law.


Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the

Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.


AUL also reserves the right to establish additional Investment Accounts of the

Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by

AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion,

marketing, tax, or investment conditions so warrant.


Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.


In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940

Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable

Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS


AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract

Owners the benefit of, any Federal or state statute, rule, or regulation,

including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations there under or any state statute or regulation.


RESERVATION OF RIGHTS


AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS


AUL will send quarterly statements showing the number, type, and value of

Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or

Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.


LEGAL PROCEEDINGS


There are no legal proceedings pending to which the Variable Account is a party,

or which would materially affect the Variable Account.

LEGAL MATTERS


Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the

Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Associate General

Counsel of AUL.


Legal matters relating to the Federal securities and Federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc. as of December 31,

2006, are included in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of

Additional Information is set forth below:




Description                                                                      Page

-----------                                                                      ----


GENERAL INFORMATION AND HISTORY .................................................   3

DISTRIBUTION OF CONTRACTS  ......................................................   3

CUSTODY OF ASSETS  ..............................................................   3

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT  .....................................   3

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS  .................   3

    403(b) Programs..............................................................   4

    408 and 408A Programs  ......................................................   4

    Employee Benefit Plans  .....................................................   4

    Tax Penalty for All Annuity Contracts   .....................................   5

    Withholding for Employee Benefit Plans and Tax-Deferred Annuities ...........   5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................................   6

FINANCIAL STATEMENTS ............................................................   6



A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------


No dealer, salesman or any other person is authorized by the AUL American

Individual Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange

Commission, Washington, D.C. For further information regarding the AUL American

Individual Unit Trust, AUL and its variable annuities, please reference the

Registration Statement and the exhibits filed with it or incorporated into it.

All contracts referred to in this prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance

Corporation ("FDIC"); are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


--------------------------------------------------------------------------------


                       AUL AMERICAN INDIVIDUAL UNIT TRUST


                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                     SOLD BY


                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)


                               ONE AMERICAN SQUARE


                           INDIANAPOLIS, INDIANA 46282


                                   PROSPECTUS


                               DATED: MAY 1, 2007


--------------------------------------------------------------------------------




                          STATEMENT OF ADDITIONAL INFORMATION FOR


                          AUL AMERICAN INDIVIDUAL UNIT TRUST


                          ONEAMERICA(R) FUNDS, INC.


                          DATED MAY 1, 2007


                          SPONSORED BY:

                          AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                          A ONEAMERICA(R) FINANCIAL PARTNER

[LOGO OF ONEAMERICA]      P.O. BOX 7127

    ONEAMERICA(R)         INDIANAPOLIS, INDIANA 46206-7127

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2007


                       AUL AMERICAN INDIVIDUAL UNIT TRUST

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   OFFERED BY


                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                 (317) 285-4045

                                   www.aul.com






This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit

Trust, dated May 1, 2007.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS




Description                                                                Page


GENERAL INFORMATION AND HISTORY ..........................................   3


DISTRIBUTION OF CONTRACTS ................................................   3


CUSTODY OF ASSETS ........................................................   3


TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ...............................   3


TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS ........   3

   403(b) Programs .......................................................   4

   408 and 408A Programs .................................................   4

   Employee Benefit Plans ................................................   5

   Tax Penalty for All Annuity Contracts .................................   5

   Withholding for Employee Benefit Plans and Tax-Deferred Annuities .....   5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................   6


FINANCIAL STATEMENTS .....................................................   6


                         GENERAL INFORMATION AND HISTORY


For a general description of AUL and AUL American Individual Unit Trust (the

"Variable Account"), see the section entitled "Information about AUL, The

Variable Account, and The Funds" in the Prospectus. Defined terms used in this

Statement of Additional Information have the same meaning as terms defined in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


AUL is the Principal Underwriter for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional

Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The

Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica

Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the

Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.


AUL serves as the Principal Underwriter without compensation from the Variable

Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from

AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.


                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT


The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend,

interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.


Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the

Variable Account. Were such a Fund not to so qualify, the tax status of the

Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit

Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments,

and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S.

Governmental agency or instrumentality generally are treated as securities of separate issuers.


        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS


The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs. Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves,

regardless of the terms and conditions of the Contracts issued in connection therewith.


Generally, no taxes are imposed on the increases in the value of a Contract, if distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.


The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified

Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified

Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the

Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their

Beneficiaries.


Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated

in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee

Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.


403(b) PROGRAMS


Premiums  paid  pursuant  to a 403(b)  Program  are  excludable  from a Contract

Owner's gross income if they do not exceed the smallest of the limits calculated under Sections  402(g) and 415 of the Code.  Section 402(g)  generally  limits a

Contract Owner's salary reduction Premiums to $15,500.  The limit may be reduced by salary  reduction  Premiums to another  type of  retirement  plan. A Contract

Owner with at least 15 years of service for a  "qualified  employer"  (i.e.,  an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)

generally  may exceed  this limit by $3,000  per year,  subject to an  aggregate limit of $15,500 for all years.



Section 415(c) also provides an overall limit on the amount of employer and

Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee's gross income in a given year. The Section

415(c) limit is the lesser of (a) $45,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b)

Program and certain other employee plans). This limit will be reduced if a

Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another

Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another

Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract

Owner of all or any taxable portion of the balance of his credit under a Section

403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the

Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2) over a specified period of 10 years or more. Provisions of the Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.


408 AND 408A PROGRAMS


Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an

Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA"), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.


If an Owner of a Contract issued in connection with a 408 Program surrenders the

Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.


Premiums paid to the individual  retirement  account of a Contract Owner under a

408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual  retirement  accounts under

Section 219(b) of the Internal  Revenue Code.  Under Section 219(b) of the Code,

Premiums paid to an individual  retirement  account are limited to the lesser of

$4,000 per year for 2007;  $5,000 per year for the year 2008 and  thereafter  or the Contract Owner's annual  compensation.  In the case of an individual who has attained  the age of 50 before the close of the  taxable  year,  the  deductible amount for such taxable year shall increase by $1,000.  For tax years  beginning after 1996, if a married  couple files a joint  return,  each spouse may, in the great majority of cases,  make  contributions to his or her IRA up to the $4,000 limit for 2007;  $5,000 for 2008 and thereafter.  The extent to which a Contract

Owner may  deduct  Premiums  paid in  connection  with this type of 408  Program depends on his and his  spouse's  gross  income for the year and whether  either participate in another employer-sponsored retirement plan.

Premiums  paid in  connection  with a 408 Program that is a simplified  employee pension plan are subject to limits under Section 402(h) of the Internal  Revenue

Code.  Section  402(h)  currently  limits  Premiums  paid in  connection  with a simplified  employee  pension  plan to the  lesser  of (a)  25% of the  Contract

Owner's compensation, or (b) $45,000. Premiums paid through salary reduction are subject to additional annual limits.


Withdrawals from Roth IRAs may be made tax-free under certain circumstances.

Please consult your tax advisor for more details.


457 PROGRAMS


Deferrals by an eligible individual to a 457 Program generally are limited under

Section 457(b) of the Internal Revenue Code to the lesser of (a) $15,500, or (b)

100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an

Employee Benefit Program. The Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program.


EMPLOYEE BENEFIT PLANS


Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.


If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.


Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant's investment. The portion so excluded is determined at the time the payments commence by dividing the participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no

Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.


The applicable annual limits on Premiums paid in connection with an Employee

Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a

Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $45,000, or (b) 100% of a participant's annual compensation.

Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.


TAX PENALTY FOR ALL ANNUITY CONTRACTS


Any distribution made to a Contract Owner who is a participant from an Employee

Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:


   (a) the Contract Owner has attained age 59 1/2;

   (b) the Contract Owner has died; or

   (c) the Contract Owner is disabled.


In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.


WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-DEFERRED ANNUITIES


Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit

Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax

Premiums.


All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution.

Federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.


Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated balance sheets for OneAmerica Financial Partners, Inc. at

December 31, 2006 and 2005 and the related combined statements of operations,

changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as

set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon Such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


FINANCIAL STATEMENTS OF THE REGISTRANT


The financial statements of the AUL American Individual Unit Trust as of December 31, 2006 are included in this Statement of Additional Information.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Contract Owners of

AUL American Individual Unit Trust and

Board of Directors of

American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of

AUL American Individual Unit Trust (the "Trust") at December 31, 2006, and the

results of its operations, changes in its net assets, and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the

Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


Indianapolis, Indiana

April 24, 2007

                       AUL American Individual Unit Trust

                                OneAmerica Funds

                                      Value

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   16,403,755    $   13,682,837           631,812

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       812,286    $        20.20



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      225,367

   Mortality & expense charges                                           201,092

                                                                  --------------

   Net investment income (loss)                                           24,275

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              706,163

   Realized gain distributions                                         1,041,437

   Net change in unrealized appreciation (depreciation)                   48,397

                                                                  --------------

   Net gain (loss)                                                     1,795,997

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,820,272

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     24,275    $    (18,992)

   Net realized gain (loss)                              706,163         706,714

   Realized gain distributions                         1,041,437         957,102

   Net change in unrealized appreciation

      (depreciation)                                      48,397        (332,088)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,820,272       1,312,736

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,741,503       3,213,771

   Cost of units redeemed                             (3,231,987)     (3,463,109)

                                                    ------------    ------------

   Increase (decrease)                                (1,490,484)       (249,338)

                                                    ------------    ------------

Net increase (decrease)                                  329,788       1,063,398

Net assets, beginning                                 16,073,967      15,010,569

                                                    ------------    ------------

Net assets, ending                                  $ 16,403,755    $ 16,073,967

                                                    ============    ============


Units sold                                                92,120         192,587

Units redeemed                                          (172,356)       (204,534)

                                                    ------------    ------------

Net increase (decrease)                                  (80,236)        (11,947)

Units outstanding, beginning                             892,522         904,469

                                                    ------------    ------------

Units outstanding, ending                                812,286         892,522

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 35,640,815

Cost of units redeemed                                               (30,389,841)

Net investment income (loss)                                           3,877,344

Net realized gain (loss)                                               1,618,351

Realized gain distributions                                            2,936,168

Net change in unrealized appreciation (depreciation)                   2,720,918

                                                                    ------------


                                                                    $ 16,403,755

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                OneAmerica Funds

                                      Value

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $ 20.20        $ 16,404             1.25%              12.1%

12/31/05              18.01          16,074             1.25%               8.5%

12/31/04              16.60          15,011             1.25%              13.5%

12/31/03              14.62          13,465             1.25%              34.9%

12/31/02              10.84          10,058             1.25%              -8.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.4%

12/31/05        1.1%

12/31/04        0.8%

12/31/03        1.0%

12/31/02        1.1%


                       AUL American Individual Unit Trust

                                OneAmerica Funds

                                  Money Market

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,087,478    $    2,087,478         2,087,478

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,568,319    $         1.33



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      115,227

   Mortality & expense charges                                            32,045

                                                                  --------------

   Net investment income (loss)                                           83,182

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      -

                                                                  --------------

   Net gain (loss)                                                           -

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       83,182

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     83,182    $     41,993

   Net realized gain (loss)                                  -               -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                         -               -

                                                    ------------    ------------

Increase (decrease) in net assets from operations         83,182          41,993

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            7,302,579      10,390,269

   Cost of units redeemed                             (8,001,379)    (11,382,271)

                                                    ------------    ------------

   Increase (decrease)                                  (698,800)       (992,002)

                                                    ------------    ------------

Net increase (decrease)                                 (615,618)       (950,009)

Net assets, beginning                                  2,703,096       3,653,105

                                                    ------------    ------------

Net assets, ending                                  $  2,087,478    $  2,703,096

                                                    ============    ============


Units sold                                             5,617,182       8,133,948

Units redeemed                                        (6,146,870)     (8,912,195)

                                                    ------------    ------------

Net increase (decrease)                                 (529,688)       (778,247)

Units outstanding, beginning                           2,098,007       2,876,254

                                                    ------------    ------------

Units outstanding, ending                              1,568,319       2,098,007

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $ 163,700,926

Cost of units redeemed                                              (162,937,627)

Net investment income (loss)                                           1,324,179

Net realized gain (loss)                                                     -

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         -

                                                                   -------------


                                                                    $  2,087,478


                                                                   =============



The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                OneAmerica Funds

                                  Money Market

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  1.33        $  2,087             1.25%               3.1%

12/31/05               1.29           2,703             1.25%               1.6%

12/31/04               1.27           3,653             1.25%               0.0%

12/31/03               1.27           4,321             1.25%              -0.8%

12/31/02               1.28           6,461             1.25%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.8%

12/31/05        2.7%

12/31/04        0.9%

12/31/03        0.6%

12/31/02        1.2%


                       AUL American Individual Unit Trust

                                OneAmerica Funds

                              Investment Grade Bond

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------





                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    3,640,674    $    3,773,317           339,109

                              ==============    ==============    ==============




                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       403,599    $         9.02



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      186,721

   Mortality & expense charges                                            48,438

                                                                  --------------

   Net investment income (loss)                                          138,283

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (5,983)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  (42,247)

                                                                  --------------

   Net gain (loss)                                                       (48,230)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       90,053

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    138,283    $    110,127

   Net realized gain (loss)                               (5,983)          3,705

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     (42,247)        (74,549)

                                                    ------------    ------------

Increase (decrease) in net assets from operations         90,053          39,283

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              238,163         319,664

   Cost of units redeemed                               (871,140)     (1,461,123)

                                                    ------------    ------------

   Increase (decrease)                                  (632,977)     (1,141,459)

                                                    ------------    ------------

Net increase (decrease)                                 (542,924)     (1,102,176)

Net assets, beginning                                  4,183,598       5,285,774

                                                    ------------    ------------

Net assets, ending                                  $  3,640,674    $  4,183,598

                                                    ============    ============


Units sold                                                28,345          36,470

Units redeemed                                          (100,281)       (167,086)

                                                    ------------    ------------

Net increase (decrease)                                  (71,936)       (130,616)

Units outstanding, beginning                             475,535         606,151

                                                    ------------    ------------

Units outstanding, ending                                403,599         475,535

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 33,996,671

Cost of units redeemed                                               (32,259,709)

Net investment income (loss)                                           2,133,153

Net realized gain (loss)                                                (103,646)

Realized gain distributions                                                6,848

Net change in unrealized appreciation (depreciation)                    (132,643)

                                                                    ------------


                                                                    $  3,640,674

                                                                    ============




The accompanying notes are an integral part of the financial statements


                        AUL American Individual Unit Trust

                                 OneAmerica Funds

                               Investment Grade Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $   9.02          $3,641             1.25%               2.5%

12/31/05               8.80           4,184             1.25%               0.9%

12/31/04               8.72           5,286             1.25%               2.8%

12/31/03               8.48           6,195             1.25%               3.5%

12/31/02               8.19           8,503             1.25%               6.6%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.8%

12/31/05        3.6%

12/31/04        3.4%

12/31/03        4.0%

12/31/02        5.0%


                       AUL American Individual Unit Trust

                                OneAmerica Funds

                                 Asset Director

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   11,545,349    $    9,691,738           617,068

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       729,459    $        15.83



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      256,624

   Mortality & expense charges                                           150,111

                                                                  --------------

   Net investment income (loss)                                          106,513

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              676,382

   Realized gain distributions                                           453,190

   Net change in unrealized appreciation (depreciation)                 (206,142)

                                                                  --------------

   Net gain (loss)                                                       923,430

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,029,943

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    106,513    $     66,790

   Net realized gain (loss)                              676,382         404,794

   Realized gain distributions                           453,190         452,122

   Net change in unrealized appreciation

      (depreciation)                                    (206,142)       (129,859)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,029,943         793,847

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              902,456       2,132,956

   Cost of units redeemed                             (3,270,590)     (2,333,439)

                                                    ------------    ------------

   Increase (decrease)                                (2,368,134)       (200,483)

                                                    ------------    ------------

Net increase (decrease)                               (1,338,191)        593,364

Net assets, beginning                                 12,883,540      12,290,176

                                                    ------------    ------------

Net assets, ending                                  $ 11,545,349    $ 12,883,540

                                                    ============    ============


Units sold                                                61,728         155,792

Units redeemed                                          (220,696)       (168,589)

                                                    ------------    ------------

Net increase (decrease)                                 (158,968)        (12,797)

Units outstanding, beginning                             888,427         901,224

                                                    ------------    ------------

Units outstanding, ending                                729,459         888,427

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 27,590,646

Cost of units redeemed                                               (23,933,012)

Net investment income (loss)                                           3,410,356

Net realized gain (loss)                                               1,011,874

Realized gain distributions                                            1,611,874

Net change in unrealized appreciation (depreciation)                   1,853,611

                                                                    ------------


                                                                    $ 11,545,349

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                OneAmerica Funds

                                 Asset Director

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $   15.83         $11,545             1.25%               9.2%

12/31/05              14.50          12,884             1.25%               6.3%

12/31/04              13.64          12,290             1.25%              10.2%

12/31/03              12.38          11,713             1.25%              25.9%

12/31/02               9.83          10,057             1.25%              -3.8%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.1%

12/31/05        1.8%

12/31/04        1.7%

12/31/03        1.9%

12/31/02        2.8%


                       AUL American Individual Unit Trust

                                    Fidelity

                                 VIP High Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------





                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    2,085,107    $    2,047,970           328,363

                              ==============    ==============    ==============




                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       257,162    $         8.11



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      157,352

   Mortality & expense charges                                            27,176

                                                                  --------------

   Net investment income (loss)                                          130,176

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               54,203

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   20,422

                                                                  --------------

   Net gain (loss)                                                        74,625

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      204,801

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    130,176    $    346,784

   Net realized gain (loss)                               54,203          88,005

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                       20,422        (406,838)

                                                    ------------    ------------

Increase (decrease) in net assets from operations        204,801          27,951

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               93,246         206,156

   Cost of units redeemed                               (501,561)       (827,920)

                                                    ------------    ------------

   Increase (decrease)                                  (408,315)       (621,764)

                                                    ------------    ------------

Net increase (decrease)                                 (203,514)       (593,813)

Net assets, beginning                                  2,288,621       2,882,434

                                                    ------------    ------------

Net assets, ending                                  $  2,085,107    $  2,288,621

                                                    ============    ============


Units sold                                                12,655          28,400

Units redeemed                                           (65,583)       (114,441)

                                                    ------------    ------------

Net increase (decrease)                                  (52,928)        (86,041)

Units outstanding, beginning                             310,090         396,131

                                                    ------------    ------------

Units outstanding, ending                                257,162         310,090

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 14,335,347

Cost of units redeemed                                               (12,308,413)

Net investment income (loss)                                           2,991,316

Net realized gain (loss)                                              (2,970,280)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      37,137

                                                                    ------------


                                                                     $ 2,085,107

                                                                    ------------




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                 VIP High Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                           Expense as a

                           Net Assets      % of Average

           Unit Value          (000s)        Net Assets       Total Return

           ---------------------------------------------------------------

12/31/06     $   8.11       $   2,085             1.25%               9.9%

12/31/05         7.38           2,289             1.25%               1.4%

12/31/04         7.28           2,882             1.25%               8.3%

12/31/03         6.72           3,271             1.25%              25.6%

12/31/02         5.35           2,694             1.25%               2.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          7.2%

12/31/05         15.0%

12/31/04          9.1%

12/31/03          7.0%

12/31/02         11.0%


                       AUL American Individual Unit Trust

                                    Fidelity

                                   VIP Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    9,641,636    $   11,163,109           268,863

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       761,894    $        12.65



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       43,072

   Mortality & expense charges                                           130,891

                                                                  --------------

   Net investment income (loss)                                          (87,819)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                           (1,231,208)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                1,867,852

                                                                  --------------

   Net gain (loss)                                                       636,644

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      548,825

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (87,819)   $    (88,087)

   Net realized gain (loss)                           (1,231,208)     (1,589,672)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                    1,867,852       2,127,368

                                                    ------------    ------------

Increase (decrease) in net assets from operations        548,825         449,609

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              291,339         514,759

   Cost of units redeemed                             (2,648,213)     (4,329,353)

                                                    ------------    ------------

   Increase (decrease)                                (2,356,874)     (3,814,594)

                                                    ------------    ------------

Net increase (decrease)                               (1,808,049)     (3,364,985)

Net assets, beginning                                 11,449,685      14,814,670

                                                    ------------    ------------

Net assets, ending                                  $  9,641,636    $ 11,449,685

                                                    ============    ============


Units sold                                                24,930          45,989

Units redeemed                                          (217,801)       (382,037)

                                                    ------------    ------------

Net increase (decrease)                                 (192,871)       (336,048)

Units outstanding, beginning                             954,765       1,290,813

                                                    ------------    ------------

Units outstanding, ending                                761,894         954,765

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 41,930,840

Cost of units redeemed                                               (37,230,919)

Net investment income (loss)                                           8,914,922

Net realized gain (loss)                                              (2,451,734)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                  (1,521,473)

                                                                    ------------


                                                                    $  9,641,636

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                   VIP Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $   12.65      $    9,642             1.25%               5.5%

12/31/05              11.99          11,450             1.25%               4.4%

12/31/04              11.48          14,815             1.25%               2.1%

12/31/03              11.24          17,328             1.25%              31.2%

12/31/02               8.57          14,595             1.25%             -30.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.4%

12/31/05        0.5%

12/31/04        0.3%

12/31/03        0.3%

12/31/02        0.3%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  VIP Overseas

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    3,013,702    $    2,228,003           125,730

                              ==============    ==============    ==============


                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       274,739    $        10.97



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       23,022

   Mortality & expense charges                                            33,722

                                                                  --------------

   Net investment income (loss)                                          (10,700)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (35,341)

   Realized gain distributions                                            16,005

   Net change in unrealized appreciation (depreciation)                  447,215

                                                                  --------------

   Net gain (loss)                                                       427,879

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      417,179

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (10,700)   $    (12,474)

   Net realized gain (loss)                              (35,341)       (161,545)

   Realized gain distributions                            16,005           9,222

   Net change in unrealized appreciation

     (depreciation)                                      447,215         516,030

                                                    ------------    ------------

Increase (decrease) in net assets from operations        417,179         351,233

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              697,924         784,957

   Cost of units redeemed                               (467,120)       (578,628)

                                                    ------------    ------------

   Increase (decrease)                                   230,804         206,329

                                                    ------------    ------------

Net increase (decrease)                                  647,983         557,562

Net assets, beginning                                  2,365,719       1,808,157

                                                    ------------    ------------

Net assets, ending                                  $  3,013,702    $  2,365,719

                                                    ============    ============


Units sold                                                70,213          95,507

Units redeemed                                           (46,977)        (70,016)

                                                    ------------    ------------

Net increase (decrease)                                   23,236          25,491

Units outstanding, beginning                             251,503         226,012

                                                    ------------    ------------

Units outstanding, ending                                274,739         251,503

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  7,626,980

Cost of units redeemed                                                (5,648,542)

Net investment income (loss)                                             903,010

Net realized gain (loss)                                                (678,672)

Realized gain distributions                                               25,227

Net change in unrealized appreciation (depreciation)                     785,699

                                                                    ------------


                                                                    $  3,013,702

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  VIP Overseas

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06           $  10.97       $   3,014             1.25%              16.6%

12/31/05               9.41           2,366             1.25%              17.6%

12/31/04               8.00           1,808             1.25%              12.2%

12/31/03               7.13           1,709             1.25%              41.5%

12/31/02               5.04           1,252             1.25%             -21.3%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          0.9%

12/31/05          0.6%

12/31/04          1.1%

12/31/03          0.8%

12/31/02          0.9%


                       AUL American Individual Unit Trust

                                    Fidelity

                                VIP Asset Manager

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    7,501,424    $    7,076,359           477,505

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       739,082    $        10.15



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      253,733

   Mortality & expense charges                                           106,675

                                                                  --------------

   Net investment income (loss)                                          147,058

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                             (402,456)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  724,599

                                                                  --------------

   Net gain (loss)                                                       322,143

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      469,201

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    147,058  $      179,837

   Net realized gain (loss)                             (402,456)       (534,328)

   Realized gain distributions                               -             4,010

   Net change in unrealized appreciation

      (depreciation)                                     724,599         588,229

                                                    ------------  --------------

Increase (decrease) in net assets from operations        469,201         237,748

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                              231,068         227,904

   Cost of units redeemed                             (2,901,571)     (2,944,418)

                                                    ------------  --------------

   Increase (decrease)                                (2,670,503)     (2,716,514)

                                                    ------------  --------------

Net increase (decrease)                               (2,201,302)     (2,478,766)

Net assets, beginning                                  9,702,726      12,181,492

                                                    ------------  --------------

Net assets, ending                                  $  7,501,424  $    9,702,726

                                                    ============  ==============


Units sold                                                24,530          24,588

Units redeemed                                          (298,653)       (318,485)

                                                    ------------  --------------

Net increase (decrease)                                 (274,123)       (293,897)

Units outstanding, beginning                           1,013,205       1,307,102

                                                    ------------  --------------

Units outstanding, ending                                739,082       1,013,205

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 31,940,068

Cost of units redeemed                                               (29,975,117)

Net investment income (loss)                                           7,862,722

Net realized gain (loss)                                              (2,755,324)

Realized gain distributions                                                4,010

Net change in unrealized appreciation (depreciation)                     425,065

                                                                    ------------


                                                                    $  7,501,424


                                                                    ============



The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                VIP Asset Manager

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $ 10.15         $ 7,501             1.25%               5.9%

12/31/05               9.58           9,703             1.25%               2.8%

12/31/04               9.32          12,181             1.25%               4.1%

12/31/03               8.95          14,092             1.25%               0.2%

12/31/02               7.68          13,835             1.25%              -9.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.9%

12/31/05        2.9%

12/31/04        2.8%

12/31/03        3.7%

12/31/02        4.2%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  VIP Index 500

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   20,190,875    $   17,784,394           125,177

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,264,276    $        15.97



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      374,007

   Mortality & expense charges                                           256,552

                                                                  --------------

   Net investment income (loss)                                          117,455

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              163,738

   Realized gain distributions                                               -

   Net change in unrealized appreciation

      (depreciation)                                                   2,426,306

                                                                  --------------

   Net gain (loss)                                                     2,590,044

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    2,707,499

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    117,455    $    137,587

   Net realized gain (loss)                              163,738         417,999

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                   2,426,306         168,393

                                                    ------------    ------------

Increase (decrease) in net assets from operations      2,707,499         723,979

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                            1,259,678       2,079,549

   Cost of units redeemed                             (5,523,140)     (6,173,825)

                                                    ------------    ------------

   Increase (decrease)                                (4,263,462)     (4,094,276)

                                                    ------------    ------------

Net increase (decrease)                               (1,555,963)     (3,370,297)

Net assets, beginning                                 21,746,838      25,117,135

                                                    ------------    ------------

Net assets, ending                                  $ 20,190,875    $ 21,746,838

                                                    ============    ============


Units sold                                                85,795         154,667

Units redeemed                                          (377,879)       (459,249)

                                                    ------------    ------------

Net increase (decrease)                                 (292,084)       (304,582)

Units outstanding, beginning                           1,556,360       1,860,942

                                                    ------------    ------------

Units outstanding, ending                              1,264,276       1,556,360

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $  64,472,834

Cost of units redeemed                                               (55,660,353)

Net investment income (loss)                                           1,102,692

Net realized gain (loss)                                               7,869,221

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                   2,406,481

                                                                   -------------


                                                                   $  20,190,875

                                                                   =============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  VIP Index 500

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $   15.97        $ 20,191             1.25%              14.3%

12/31/05              13.97           9,703             1.25%               2.8%

12/31/04              13.50          12,181             1.25%               4.1%

12/31/03              12.36          14,092             1.25%              16.5%

12/31/02               9.73          13,835             1.25%              -9.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.8%

12/31/05        1.8%

12/31/04        1.4%

12/31/03        1.5%

12/31/02        1.4%


                       AUL American Individual Unit Trust

                                    Fidelity

                                VIP Equity-Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    7,621,921    $    6,775,829           290,918

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       532,221    $        14.32



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      246,429

   Mortality & expense charges                                            92,876

                                                                  --------------

   Net investment income (loss)                                          153,553

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (26,665)

   Realized gain distributions                                           892,614

   Net change in unrealized appreciation (depreciation)                  270,046

                                                                  --------------

   Net gain (loss)                                                     1,135,995

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,289,548

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    153,553    $     41,503

   Net realized gain (loss)                              (26,665)          6,335

   Realized gain distributions                           892,614         317,075

   Net change in unrealized appreciation

      (depreciation)                                     270,046         (47,499)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,289,548         317,414

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              428,796         346,475

   Cost of units redeemed                             (1,652,043)     (2,347,477)

                                                    ------------    ------------

   Increase (decrease)                                (1,223,247)     (2,001,002)

                                                    ------------    ------------

Net increase (decrease)                                   66,301      (1,683,588)

Net assets, beginning                                  7,555,620       9,239,208

                                                    ------------    ------------

Net assets, ending                                  $  7,621,921    $  7,555,620

                                                    ============    ============


Units sold                                                32,985          29,162

Units redeemed                                          (127,040)       (203,592)

                                                    ------------    ------------

Net increase (decrease)                                  (94,055)       (174,430)

Units outstanding, beginning                             626,276         800,706

                                                    ------------    ------------

Units outstanding, ending                                532,221         626,276

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $  23,287,791

Cost of units redeemed                                               (22,244,581)

Net investment income (loss)                                           3,610,124

Net realized gain (loss)                                                 624,591

Realized gain distributions                                            1,497,904

Net change in unrealized appreciation (depreciation)                     846,092

                                                                   -------------


                                                                   $   7,621,921

                                                                   =============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                VIP Equity-Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $ 14.32       $   7,622             1.25%              18.7%

12/31/05              12.06           7,556             1.25%               4.5%

12/31/04              11.54           9,239             1.25%              10.1%

12/31/03              10.48           9,737             1.25%              28.7%

12/31/02               8.14           8,503             1.25%             -17.9%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.2%

12/31/05        1.8%

12/31/04        1.6%

12/31/03        1.9%

12/31/02        1.8%


                       AUL American Individual Unit Trust

                                    Fidelity

                                VIP Contrafund(R)

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   17,164,491    $   13,467,513           545,816

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       932,949    $        18.40



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      225,616

   Mortality & expense charges                                           221,744

                                                                  --------------

   Net investment income (loss)                                            3,872

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              655,962

   Realized gain distributions                                         1,392,938

   Net change in unrealized appreciation (depreciation)                 (327,725)

                                                                  --------------

   Net gain (loss)                                                     1,721,175

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    1,725,047

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

  Net investment income (loss)                      $      3,872    $   (166,397)

  Net realized gain (loss)                               655,962         347,882

  Realized gain distributions                          1,392,938           3,329

  Net change in unrealized appreciation

     (depreciation)                                     (327,725)      2,365,758

                                                    ------------    ------------

Increase (decrease) in net assets from operations      1,725,047       2,550,572

                                                    ------------    ------------

Contract owner transactions:

  Proceeds from units sold                             1,505,594       2,404,994

  Cost of units redeemed                              (4,348,323)     (4,253,121)

                                                    ------------    ------------

  Increase (decrease)                                 (2,842,729)     (1,848,127)

                                                    ------------    ------------

Net increase (decrease)                               (1,117,682)        702,445

Net assets, beginning                                 18,282,173      17,579,728

                                                    ------------    ------------

Net assets, ending                                  $ 17,164,491    $ 18,282,173

                                                    ============    ============


Units sold                                                87,028         161,215

Units redeemed                                          (250,451)       (282,382)

                                                    ------------    ------------

Net increase (decrease)                                 (163,423)       (121,167)

Units outstanding, beginning                           1,096,372       1,217,539

                                                    ------------    ------------

Units outstanding, ending                                932,949       1,096,372

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $  42,161,148

Cost of units redeemed                                               (39,437,407)

Net investment income (loss)                                           4,393,253

Net realized gain (loss)                                               4,954,252

Realized gain distributions                                            1,396,267

Net change in unrealized appreciation (depreciation)                   3,696,978

                                                                   -------------


                                                                   $  17,164,491

                                                                   =============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                VIP Contrafund(R)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $ 18.40        $ 17,164             1.25%              10.3%

12/31/05              16.68          18,282             1.25%              15.5%

12/31/04              14.44          17,580             1.25%              14.1%

12/31/03              12.66          17,292             1.25%              26.9%

12/31/02               9.98          14,988             1.25%             -10.5%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.3%

12/31/05        0.3%

12/31/04        0.3%

12/31/03        0.5%

12/31/02        0.9%


                       AUL American Individual Unit Trust

                                    Fidelity

                                 Freedom Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $          -      $          -                 -

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           -      $         5.44



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               -

                                                                  --------------

   Net investment income (loss)                                              -

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      -

                                                                  --------------

   Net gain (loss)                                                           -

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          -

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        -    $          -

   Net realized gain (loss)                                  -               -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                         -               -

                                                    ------------  --------------

Increase (decrease) in net assets from operations            -               -

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                                  -               -

   Cost of units redeemed                                    -               -

                                                    ------------  --------------

   Increase (decrease)                                       -               -

                                                    ------------  --------------

Net increase (decrease)                                      -               -

Net assets, beginning                                        -               -

                                                    ------------  --------------

Net assets, ending                                  $        -    $          -

                                                    ============  ==============


Units sold                                                   -               -

Units redeemed                                               -               -

                                                    ------------  --------------

Net increase (decrease)                                      -               -

Units outstanding, beginning                                 -               -

                                                    ------------  --------------

Units outstanding, ending                                    -               -

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $        -

Cost of units redeemed                                                       -

Net investment income (loss)                                                 -

Net realized gain (loss)                                                     -

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         -

                                                                    ------------


                                                                    $        -

                                                                   ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                 Freedom Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $  5.44          $   -              0.00%             5.6%

12/31/05             5.15              -              0.00%             6.2%

05/20/05             5.00              -              0.00%             0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2005

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        7,860        $    7,538               689

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         1,373    $         5.72



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          207

   Mortality & expense charges                                                88

                                                                  --------------

   Net investment income (loss)                                              119

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                    7

   Realized gain distributions                                                33

   Net change in unrealized appreciation (depreciation)                      318

                                                                  --------------

   Net gain (loss)                                                           358

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          477

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        119  $          -

   Net realized gain (loss)                                    7             -

   Realized gain distributions                                33             -

   Net change in unrealized appreciation

      (depreciation)                                         318               4

                                                    ------------  --------------

Increase (decrease) in net assets from operations            477               4

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                                7,389             127

   Cost of units redeemed                                   (136)             (1)

                                                    ------------  --------------

   Increase (decrease)                                     7,253             126

                                                    ------------  --------------

Net increase (decrease)                                    7,730             130

Net assets, beginning                                        130             -

                                                    ------------  --------------

Net assets, ending                                  $      7,860  $          130

                                                    ============  ==============


Units sold                                                 1,374              24

Units redeemed                                               (25)            -

                                                    ------------  --------------

Net increase (decrease)                                    1,349              24

Units outstanding, beginning                                  24             -

                                                    ------------  --------------

Units outstanding, ending                                  1,373              24

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      7,516

Cost of units redeemed                                                      (137)

Net investment income (loss)                                                 119

Net realized gain (loss)                                                       7

Realized gain distributions                                                   33

Net change in unrealized appreciation (depreciation)                         322

                                                                    ------------


                                                                    $      7,860

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2005

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $  5.72          $     8            1.25%             5.6%

12/31/05             5.42              -              0.00%             8.4%

05/20/05             5.00              -              0.00%             0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        5.2%

12/31/05        0.5%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2010

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       19,385        $   18,448             1,672

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         3,368    $         5.76



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          326

   Mortality & expense charges                                               186

                                                                  --------------

   Net investment income (loss)                                              140

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   19

   Realized gain distributions                                                82

   Net change in unrealized appreciation (depreciation)                      928

                                                                  --------------

   Net gain (loss)                                                         1,029

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,169

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        140  $          -

   Net realized gain (loss)                                   19             -

   Realized gain distributions                                82             -

   Net change in unrealized appreciation

      (depreciation)                                         928               9

                                                    ------------  --------------

Increase (decrease) in net assets from operations          1,169               9

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                               18,231             253

   Cost of units redeemed                                   (275)             (2)

                                                    ------------  --------------

   Increase (decrease)                                    17,956             251

                                                    ------------  --------------

Net increase (decrease)                                   19,125             260

Net assets, beginning                                        260             -

                                                    ------------  --------------

Net assets, ending                                  $     19,385  $          260

                                                    ============  ==============


Units sold                                                 3,370              50

Units redeemed                                               (51)             (1)

                                                    ------------  --------------

Net increase (decrease)                                    3,319              49

Units outstanding, beginning                                  49             -

                                                    ------------  --------------

Units outstanding, ending                                  3,368              49

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     18,484

Cost of units redeemed                                                      (277)

Net investment income (loss)                                                 140

Net realized gain (loss)                                                      19

Realized gain distributions                                                   82

Net change in unrealized appreciation (depreciation)                         937

                                                                    ------------


                                                                   $     19,385

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2010

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $  5.76          $    19            1.25%             8.4%

12/31/05             5.31              -              0.00%             6.2%

05/20/05             5.00              -              0.00%             0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.3%

12/31/05        0.5%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2015

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       54,990    $       50,312             4,610

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         9,317    $         5.90



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          539

   Mortality & expense charges                                               490

                                                                  --------------

   Net investment income (loss)                                               49

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   72

   Realized gain distributions                                               349

   Net change in unrealized appreciation (depreciation)                    3,422

                                                                  --------------

   Net gain (loss)                                                         3,843

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        3,892

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $         49  $            5

   Net realized gain (loss)                                   72               5

   Realized gain distributions                               349            -

   Net change in unrealized appreciation

      (depreciation)                                       3,422           1,256

                                                    ------------  --------------

Increase (decrease) in net assets from operations          3,892           1,266

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                               18,834          31,510

   Cost of units redeemed                                   (507)             (5)

                                                    ------------  --------------

   Increase (decrease)                                    18,327          31,505

                                                    ------------  --------------

Net increase (decrease)                                   22,219          32,771

Net assets, beginning                                     32,771            -

                                                    ------------  --------------

Net assets, ending                                  $     54,990  $       32,771

                                                    ============  ==============


Units sold                                                 3,322           6,088

Units redeemed                                               (92)             (1)

                                                    ------------  --------------

Net increase (decrease)                                    3,230           6,087

Units outstanding, beginning                               6,087            -

                                                    ------------  --------------

Units outstanding, ending                                  9,317           6,087

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     50,344

Cost of units redeemed                                                      (512)

Net investment income (loss)                                                  54

Net realized gain (loss)                                                      77

Realized gain distributions                                                  349

Net change in unrealized appreciation (depreciation)                       4,678

                                                                    ------------


                                                                    $     54,990

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2015

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $  5.90          $   54            1.25%             9.7%

12/31/05             5.38              33            1.25%             7.6%

05/20/05             5.00             -              0.00%             0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.2%

12/31/05        0.6%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2020

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       32,942    $       30,620             2,723

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         5,485    $         6.01



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          489

   Mortality & expense charges                                               271

                                                                  --------------

   Net investment income (loss)                                              218

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   63

   Realized gain distributions                                               292

   Net change in unrealized appreciation (depreciation)                    2,285

                                                                  --------------

   Net gain (loss)                                                         2,640

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        2,858

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        218  $          -

   Net realized gain (loss)                                   63             -

   Realized gain distributions                               292             -

   Net change in unrealized appreciation

      (depreciation)                                       2,285              37

                                                    ------------  --------------

Increase (decrease) in net assets from operations          2,858              37

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                               30,033             637

   Cost of units redeemed                                   (616)             (7)

                                                    ------------  --------------

   Increase (decrease)                                    29,417             630

                                                    ------------  --------------

Net increase (decrease)                                   32,275             667

Net assets, beginning                                        667             -

                                                    ------------  --------------

Net assets, ending                                  $     32,942  $          667

                                                    ============  ==============


Units sold                                                 5,474             123

Units redeemed                                              (111)             (1)

                                                    ------------  --------------

Net increase (decrease)                                    5,363             122

Units outstanding, beginning                                 122             -

                                                    ------------  --------------

Units outstanding, ending                                  5,485             122

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     30,670

Cost of units redeemed                                                      (623)

Net investment income (loss)                                                 218

Net realized gain (loss)                                                      63

Realized gain distributions                                                  292

Net change in unrealized appreciation (depreciation)                       2,322

                                                                    ------------


                                                                    $     32,942


                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2020

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.01          $   32             1.25%               9.8%

12/31/05               5.47               1             1.25%               9.4%

05/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.9%

12/31/05        0.6%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2025

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        5,699    $        5,739               468

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           938    $         6.08



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           93

   Mortality & expense charges                                               166

                                                                  --------------

   Net investment income (loss)                                              (73)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                1,164

   Realized gain distributions                                                77

   Net change in unrealized appreciation (depreciation)                     (142)

                                                                  --------------

   Net gain (loss)                                                         1,099

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,026

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 5/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        (73)  $            7

   Net realized gain (loss)                                1,164              -

   Realized gain distributions                                77              -

   Net change in unrealized appreciation

      (depreciation)                                        (142)             102

                                                    ------------   --------------

Increase (decrease) in net assets from operations          1,026              109

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                               21,516            3,019

   Cost of units redeemed                                (19,964)              (7)

                                                    ------------   --------------

   Increase (decrease)                                     1,552            3,012

                                                    ------------   --------------

Net increase (decrease)                                    2,578            3,121

Net assets, beginning                                      3,121              -

                                                    ------------   --------------

Net assets, ending                                  $      5,699   $        3,121

                                                    ============   ==============


Units sold                                                 3,657              571

Units redeemed                                            (3,289)              (1)

                                                    ------------   --------------

Net increase (decrease)                                      368              570

Units outstanding, beginning                                 570              -

                                                    ------------   --------------

Units outstanding, ending                                    938              570

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     24,535

Cost of units redeemed                                                   (19,971)

Net investment income (loss)                                                 (66)

Net realized gain (loss)                                                   1,164

Realized gain distributions                                                   77

Net change in unrealized appreciation (depreciation)                         (40)

                                                                    ------------


                                                                    $     5,699

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2025

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.08          $    6             1.25%              10.9%

12/31/05               5.48               3             1.25%               9.6%

05/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.1%

12/31/05        1.0%


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2030

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        3,287    $        3,155               264

                              ==============    ==============    ==============




                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           533    $         6.16




--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           48

   Mortality & expense charges                                                16

                                                                  --------------

   Net investment income (loss)                                               32

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   28

   Realized gain distributions                                                33

   Net change in unrealized appreciation (depreciation)                       86

                                                                  --------------

   Net gain (loss)                                                           147

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          179

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 5/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $         32  $            2

   Net realized gain (loss)                                   28             -

   Realized gain distributions                                33             -

   Net change in unrealized appreciation

      (depreciation)                                          86              46

                                                    ------------  --------------

Increase (decrease) in net assets from operations            179              48

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                                2,576             862

   Cost of units redeemed                                   (374)             (4)

                                                    ------------  --------------

   Increase (decrease)                                     2,202             858

                                                    ------------  --------------

Net increase (decrease)                                    2,381             906

Net assets, beginning                                        906             -

                                                    ------------  --------------

Net assets, ending                                  $      3,287  $          906

                                                    ============  ==============


Units sold                                                   435             165

Units redeemed                                               (66)             (1)

                                                    ------------  --------------

Net increase (decrease)                                      369             164

Units outstanding, beginning                                 164             -

                                                    ------------  --------------

Units outstanding, ending                                    533             164

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      3,438

Cost of units redeemed                                                      (378)

Net investment income (loss)                                                  34

Net realized gain (loss)                                                      28

Realized gain distributions                                                   33

Net change in unrealized appreciation (depreciation)                         132

                                                                    ------------


                                                                    $      3,287


                                                                    ============



The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Fidelity

                                  Freedom 2030

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.16          $    3             1.25%              11.7%

12/31/05               5.52               1             1.25%              10.4%

05/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.3%

12/31/05        0.8%


                       AUL American Individual Unit Trust

                                American Century

                             VP Capital Appreciation

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      844,007    $      597,814            77,029

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        87,444    $         9.65



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                            13,611

                                                                  --------------

   Net investment income (loss)                                          (13,611)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               43,250

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  102,836

                                                                  --------------

   Net gain (loss)                                                       146,086

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      132,475

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (13,611)   $    (12,909)

   Net realized gain (loss)                               43,250         (79,176)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                     102,836         297,953

                                                    ------------    ------------

Increase (decrease) in net assets from operations        132,475         205,868

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                               46,789         358,713

   Cost of units redeemed                               (511,940)       (207,939)

                                                    ------------    ------------

   Increase (decrease)                                  (465,151)        150,774

                                                    ------------    ------------

Net increase (decrease)                                 (332,676)        356,642

Net assets, beginning                                  1,176,683         820,041

                                                    ------------    ------------

Net assets, ending                                  $    844,007    $  1,176,683

                                                    ============    ============


Units sold                                                 5,452          51,236

Units redeemed                                           (59,138)        (28,677)

                                                    ------------    ------------

Net increase (decrease)                                  (53,686)         22,559

Units outstanding, beginning                             141,130         118,571

                                                    ------------    ------------

Units outstanding, ending                                 87,444         141,130

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  5,730,358

Cost of units redeemed                                                (5,417,989)

Net investment income (loss)                                             721,274

Net realized gain (loss)                                                (435,829)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     246,193

                                                                    ------------


                                                                    $    844,007

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                American Century

                             VP Capital Appreciation

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  9.65          $  844             1.25%              15.7%

12/31/05               8.34           1,777             1.25%              20.5%

12/31/04               6.92             820             1.25%               6.3%

12/31/03               6.51           1,015             1.25%              19.0%

12/31/02               5.47             918             1.25%             -22.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


                       AUL American Individual Unit Trust

                                American Century

                                VP International

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    4,277,209    $    3,680,362           422,662

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       364,093    $        11.75



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       62,237

   Mortality & expense charges                                            48,712

                                                                  --------------

   Net investment income (loss)                                           13,525

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                             (333,200)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                1,143,124

                                                                  --------------

   Net gain (loss)                                                $      809,924

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      823,449

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     13,525    $     (2,725)

   Net realized gain (loss)                             (333,200)       (557,501)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                   1,143,124         946,546

                                                    ------------    ------------

Increase (decrease) in net assets from operations        823,449         386,320

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              715,183         710,946

   Cost of units redeemed                               (914,675)       (989,311)

                                                    ------------    ------------

   Increase (decrease)                                  (199,492)       (278,365)

                                                    ------------    ------------

Net increase (decrease)                                  623,957         107,955

Net assets, beginning                                  3,653,252       3,545,297

                                                    ------------    ------------

Net assets, ending                                  $  4,277,209    $  3,653,252

                                                    ============    ============


Units sold                                                68,519          81,774

Units redeemed                                           (88,413)       (114,592)

                                                    ------------    ------------

Net increase (decrease)                                  (19,894)        (32,818)

Units outstanding, beginning                             383,987         416,805

                                                    ------------    ------------

Units outstanding, ending                                364,093         383,987

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 15,702,351

Cost of units redeemed                                               (11,530,461)

Net investment income (loss)                                             676,775

Net realized gain (loss)                                              (1,168,303)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     596,847

                                                                    ------------


                                                                    $  4,277,209

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                American Century

                                VP International

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $ 11.75         $ 4,277             1.25%              23.5%

12/31/05               9.51           3,653             1.25%              11.8%

12/31/04               8.51           3,545             1.25%              13.6%

12/31/03               7.49           3,970             1.25%              23.0%

12/31/02               6.09           3,579             1.25%             -21.4%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.6%

12/31/05        1.1%

12/31/04        0.6%

12/31/03        0.8%

12/31/02        0.8%


                       AUL American Individual Unit Trust

                                American Century

                               VP Income & Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      527,790    $      456,420            61,160

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        84,821    $         6.22



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        9,067

   Mortality & expense charges                                             5,983

                                                                  --------------

   Net investment income (loss)                                            3,084

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                6,372

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   61,946

                                                                  --------------

   Net gain (loss)                                                $       68,318

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       71,402

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      3,084  $       (2,001)

   Net realized gain (loss)                                6,372             419

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                      61,946           9,424

                                                    ------------  --------------

Increase (decrease) in net assets from operations         71,402           7,842

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                              125,288         477,695

   Cost of units redeemed                               (145,122)         (9,315)

                                                    ------------  --------------

   Increase (decrease)                                   (19,834)        468,380

                                                    ------------  --------------

Net increase (decrease)                                   51,568         476,222

Net assets, beginning                                    476,222             -

                                                    ------------  --------------

Net assets, ending                                  $    527,790    $    476,222

                                                    ============  ==============


Units sold                                                21,986          90,268

Units redeemed                                           (25,665)         (1,768)

                                                    ------------  --------------

Net increase (decrease)                                   (3,679)         88,500

Units outstanding, beginning                              88,500             -

                                                    ------------  --------------

Units outstanding, ending                                 84,821          88,500

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    602,983

Cost of units redeemed                                                  (154,437)

Net investment income (loss)                                               1,083

Net realized gain (loss)                                                   6,791

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      71,370

                                                                    ------------


                                                                    $    527,790

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                American Century

                               VP Income & Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06             $ 6.22          $  528             1.25%              15.7%

12/31/05               5.38             476             1.25%               7.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.8%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                American Century

                                    VP Ultra

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        2,088    $        2,094               208

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           398    $         5.25



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                                12

                                                                  --------------

   Net investment income (loss)                                              (12)

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      (16)

                                                                  --------------

   Net gain (loss)                                                $          (16)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          (28)

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        (12)  $           (1)

   Net realized gain (loss)                                  -                -

   Realized gain distributions                               -                -

   Net change in unrealized appreciation

      (depreciation)                                         (16)              10

                                                    ------------   --------------

Increase (decrease) in net assets from operations            (28)               9

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                                1,478              630

   Cost of units redeemed                                     (1)             -

                                                    ------------   --------------

   Increase (decrease)                                     1,477              630

                                                    ------------   --------------

Net increase (decrease)                                    1,449              639

Net assets, beginning                                        639              -

                                                    ------------   --------------

Net assets, ending                                  $      2,088   $          639

                                                    ============   ==============


Units sold                                                   282              116

Units redeemed                                               -                -

                                                    ------------   --------------

Net increase (decrease)                                      282              116

Units outstanding, beginning                                 116              -

                                                    ------------   --------------

Units outstanding, ending                                    398              116

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      2,108

Cost of units redeemed                                                        (1)

Net investment income (loss)                                                 (13)

Net realized gain (loss)                                                     -

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                          (6)


                                                                     -----------

                                                                    $      2,088

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                American Century

                                    VP Ultra

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06             $ 5.25          $    2             1.25%              -4.8%

12/31/05               5.51               1             1.25%              10.2%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                American Century

                                    VP Vista

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       45,143    $       41,777             2,868

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         7,331    $         6.16



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                               960

                                                                  --------------

   Net investment income (loss)                                             (960)

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                               (3,628)

   Realized gain distributions                                                53

   Net change in unrealized appreciation (depreciation)                    3,366

                                                                  --------------

   Net gain (loss)                                                $         (209)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       (1,169)

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------

Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (960)    $        -

   Net realized gain (loss)                               (3,628)             -

   Realized gain distributions                                53              -

   Net change in unrealized appreciation

      (depreciation)                                       3,366              -

                                                    ------------     ------------

Increase (decrease) in net assets from operations         (1,169)             -

                                                    ------------     ------------


Contract owner transactions:

   Proceeds from units sold                              146,327              -

   Cost of units redeemed                               (100,015)             -

                                                    ------------     ------------

   Increase (decrease)                                    46,312              -

                                                    ------------     ------------

Net increase (decrease)                                   45,143              -

Net assets, beginning                                        -                -

                                                    ------------     ------------

Net assets, ending                                  $     45,143     $        -

                                                    ============     ============


Units sold                                                23,899              -

Units redeemed                                           (16,568)             -

                                                    ------------     ------------

Net increase (decrease)                                    7,331              -

Units outstanding, beginning                                 -                -

                                                    ------------     ------------

Units outstanding, ending                                  7,331              -

                                                    ============     ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    146,327

Cost of units redeemed                                                  (100,015)

Net investment income (loss)                                                (960)

Net realized gain (loss)                                                  (3,628)

Realized gain distributions                                                   53

Net change in unrealized appreciation (depreciation)                       3,366

                                                                    ------------


                                                                    $    45,143

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                American Century

                                    VP Vista

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06             $ 6.16          $   45             1.25%               7.7%

12/31/05               5.72             -               1.25%               0.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                      Alger

                                 American Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   14,162,174    $   15,336,824           343,664

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,133,677    $        12.49



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       19,372

   Mortality & expense charges                                           190,573

                                                                  --------------

   Net investment income (loss)                                         (171,201)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                           (2,242,272)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                2,906,009

                                                                  --------------

   Net gain (loss)                                                       663,737

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      492,536

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $   (171,201)   $   (184,786)

   Net realized gain (loss)                           (2,242,272)     (2,919,460)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                    2,906,009       4,841,901

                                                    ------------    ------------

Increase (decrease) in net assets from operations        492,536       1,737,655

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              735,315       1,107,147

   Cost of units redeemed                             (4,345,478)     (6,277,425)

                                                    ------------    ------------

   Increase (decrease)                                (3,610,163)     (5,170,278)

                                                    ------------    ------------

Net increase (decrease)                               (3,117,627)     (3,432,623)

Net assets, beginning                                 17,279,801      20,712,424

                                                    ------------    ------------

Net assets, ending                                  $ 14,162,174    $ 17,279,801

                                                    ============    ============


Units sold                                                62,568          98,492

Units redeemed                                          (365,331)       (567,143)

                                                    ------------    ------------

Net increase (decrease)                                 (302,763)       (468,651)

Units outstanding, beginning                           1,436,440       1,905,091

                                                    ------------    ------------

Units outstanding, ending                              1,133,677       1,436,440

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 62,046,021

Cost of units redeemed                                               (54,074,003)

Net investment income (loss)                                          15,890,248

Net realized gain (loss)                                              (8,525,442)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                  (1,174,650)

                                                                    ------------


                                                                    $ 14,162,174

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                      Alger

                                 American Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $    12.49      $   14,162             1.25%               3.8%

12/31/05              12.03          17,280             1.25%              10.7%

12/31/04              10.87          20,712             1.25%               4.1%

12/31/03              10.44          23,824             1.25%              33.5%

12/31/02               7.82          19,876             1.25%             -33.8%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.1%

12/31/05           0.2%

12/31/04           0.0%

12/31/03           0.0%

12/31/02           0.0%


                       AUL American Individual Unit Trust

                                      Alger

                                 American Small Cap

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      327,831    $      297,864            11,536

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        43,648    $         7.50



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                             4,247

                                                                  --------------

   Net investment income (loss)                                           (4,247)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               29,760

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   19,125

                                                                  --------------

   Net gain (loss)                                                        48,885

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       44,638

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (4,247)   $       (626)

   Net realized gain (loss)                               29,760             398

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                       19,125          10,842

                                                    ------------    ------------

Increase (decrease) in net assets from operations         44,638          10,614

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              270,773         162,284

   Cost of units redeemed                               (157,390)         (3,088)

                                                    ------------    ------------

   Increase (decrease)                                   113,383         159,196

                                                    ------------    ------------

Net increase (decrease)                                  158,021         169,810

Net assets, beginning                                    169,810             -

                                                    ------------    ------------

Net assets, ending                                  $    327,831    $    169,810

                                                    ============    ============


Units sold                                                38,781          27,353

Units redeemed                                           (21,961)           (525)

                                                    ------------    ------------

Net increase (decrease)                                   16,820          26,828

Units outstanding, beginning                              26,828             -

                                                    ------------    ------------

Units outstanding, ending                                 43,648          26,828

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    433,057

Cost of units redeemed                                                  (160,478)

Net investment income (loss)                                              (4,873)

Net realized gain (loss)                                                  30,158

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      29,967

                                                                    ------------


                                                                    $    327,831

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                      Alger

                               American Small Cap

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     7.50      $      328             1.25%              18.5%

12/31/05               6.33             170             1.25%              26.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           0.0%

12/31/05           0.0%


                       AUL American Individual Unit Trust

                                  T. Rowe Price

                                  Equity Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $   17,343,891    $   15,772,330           698,224

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                     1,068,164    $        16.24



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $      266,159

   Mortality & expense charges                                           214,175

                                                                  --------------

   Net investment income (loss)                                           51,984

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               81,815

   Realized gain distributions                                           464,987

   Net change in unrealized appreciation (depreciation)                2,159,467

                                                                  --------------

   Net gain (loss)                                                     2,706,269

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $    2,758,253

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     51,984    $     53,649

   Net realized gain (loss)                               81,815       3,250,242

   Realized gain distributions                           464,987         848,096

   Net change in unrealized appreciation

     (depreciation)                                    2,159,467      (3,687,793)

                                                    ------------    ------------

Increase (decrease) in net assets from operations      2,758,253         464,194

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                              901,004       1,425,440

   Cost of units redeemed                             (3,978,281)     (4,099,190)

                                                    ------------    ------------

   Increase (decrease)                                (3,077,277)     (2,673,750)

                                                    ------------    ------------

Net increase (decrease)                                 (319,024)     (2,209,556)

Net assets, beginning                                 17,662,915      19,872,471

                                                    ------------    ------------

Net assets, ending                                  $ 17,343,891    $ 17,662,915

                                                    ============    ============


Units sold                                                63,147         106,147

Units redeemed                                          (273,112)       (303,921)

                                                    ------------    ------------

Net increase (decrease)                                 (209,965)       (197,774)

Units outstanding, beginning                           1,278,129       1,475,903

                                                    ------------    ------------

Units outstanding, ending                              1,068,164       1,278,129

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 50,521,448

Cost of units redeemed                                               (47,528,221)

Net investment income (loss)                                           5,448,611

Net realized gain (loss)                                               5,557,126

Realized gain distributions                                            1,773,366

Net change in unrealized appreciation (depreciation)                   1,571,561


                                                                    ------------

                                                                    $ 17,343,891

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                  T. Rowe Price

                                  Equity Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $    16.24      $  17,344              1.25%              17.5%

12/31/05              13.82         17,663              1.25%               2.7%

12/31/04              13.46         19,872              1.25%              13.5%

12/31/03              11.86         19,696              1.25%              23.9%

12/31/02               9.57         17,133              1.25%             -14.2%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           1.5%

12/31/05           1.6%

12/31/04           1.5%

12/31/03           1.7%

12/31/02           1.6%


                       AUL American Individual Unit Trust

                                  T. Rowe Price

                                Limited-Term Bond

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       63,637    $       63,510            13,014

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        12,307    $         5.17



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        2,928

   Mortality & expense charges                                               914

                                                                  --------------

   Net investment income (loss)                                            2,014

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                 (241)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      380

                                                                  --------------

   Net gain (loss)                                                           139

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        2,153

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      2,014    $        490

   Net realized gain (loss)                                 (241)             (2)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                          380            (253)

                                                    ------------    ------------

Increase (decrease) in net assets from operations          2,153             235

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                               22,568          65,124

   Cost of units redeemed                                (26,246)           (197)

                                                    ------------    ------------

   Increase (decrease)                                    (3,678)         64,927

                                                    ------------    ------------

Net increase (decrease)                                   (1,525)         65,162

Net assets, beginning                                     65,162             -

                                                    ------------    ------------

Net assets, ending                                  $     63,637    $     65,162

                                                    ============    ============


Units sold                                                 4,460          12,991

Units redeemed                                            (5,105)            (39)

                                                    ------------    ------------

Net increase (decrease)                                     (645)         12,952

Units outstanding, beginning                              12,952             -

                                                    ------------    ------------

Units outstanding, ending                                 12,307          12,952

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     87,692

Cost of units redeemed                                                   (26,443)

Net investment income (loss)                                               2,504

Net realized gain (loss)                                                    (243)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         127

                                                                     -----------


                                                                    $     63,637

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                  T. Rowe Price

                                Limited-Term Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     5.17      $       63             1.25%              2.8%

12/31/05               5.03              65             1.25%              0.6%

04/20/05               5.00              -              0.00%              0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06           4.5%

12/31/05           1.5%


                       AUL American Individual Unit Trust

                                  T. Rowe Price

                                Blue Chip Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      239,284    $      216,609            22,744

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        39,193    $         6.11



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          681

   Mortality & expense charges                                             1,733

                                                                  --------------

   Net investment income (loss)                                           (1,052)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                2,764

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   18,705

                                                                  --------------

   Net gain (loss)                                                        21,469

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       20,417

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (1,052)   $       (314)

   Net realized gain (loss)                                2,764              32

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                       18,705           3,970

                                                    ------------    ------------

Increase (decrease) in net assets from operations         20,417           3,688

                                                    ------------    ------------


Contract owner transactions:

   Proceeds from units sold                              227,352          54,650

   Cost of units redeemed                                (65,522)         (1,301)

                                                    ------------    ------------

   Increase (decrease)                                   161,830          53,349

                                                    ------------    ------------

Net increase (decrease)                                  182,247          57,037

Net assets, beginning                                     57,037             -

                                                    ------------    ------------

Net assets, ending                                  $    239,284    $     57,037

                                                    ============    ============


Units sold                                                41,019          10,360

Units redeemed                                           (11,947)           (239)

                                                    ------------    ------------

Net increase (decrease)                                   29,072          10,121

Units outstanding, beginning                              10,121             -

                                                    ------------    ------------

Units outstanding, ending                                 39,193          10,121

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    282,002

Cost of units redeemed                                                   (66,823)

Net investment income (loss)                                              (1,366)

Net realized gain (loss)                                                   2,796

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      22,675

                                                                    ------------


                                                                    $    239,284

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                  T. Rowe Price

                                Blue Chip Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     6.11      $      239             1.25%               8.3%

12/31/05               5.64              57             1.25%              12.8%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06             0.5%

12/31/05             0.2%


                       AUL American Individual Unit Trust

                                      Janus

                                Worldwide Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       40,906    $       38,720             1,260

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         6,406    $         6.39



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          416

   Mortality & expense charges                                               296

                                                                  --------------

   Net investment income (loss)                                              120

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (1,126)

   Realized gain distributions                                                -

   Net change in unrealized appreciation (depreciation)                    1,891

                                                                  --------------

   Net gain (loss)                                                           765

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          885

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        120    $          4

   Net realized gain (loss)                               (1,126)              1

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                        1,891             295

                                                    ------------    ------------

Increase (decrease) in net assets from operations            885             300

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               59,733           5,482

   Cost of units redeemed                                (25,485)             (9)

                                                    ------------    ------------

   Increase (decrease)                                    34,248           5,473

                                                    ------------    ------------

Net increase (decrease)                                   35,133           5,773

Net assets, beginning                                      5,773             -

                                                    ------------    ------------

Net assets, ending                                  $     40,906    $      5,773

                                                    ============    ============


Units sold                                                10,179           1,057

Units redeemed                                            (4,828)             (2)

                                                    ------------    ------------

Net increase (decrease)                                    5,351           1,055

Units outstanding, beginning                               1,055             -

                                                    ------------    ------------

Units outstanding, ending                                  6,406           1,055

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     65,215

Cost of units redeemed                                                   (25,494)

Net investment income (loss)                                                 124

Net realized gain (loss)                                                  (1,125)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       2,186

                                                                    ------------


                                                                    $     40,906

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                      Janus

                                Worldwide Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     6.39      $       41             1.25%              16.7%

12/31/05               5.47               6             1.25%               9.4%

04/20/05               5.00              -              0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          1.8%

12/31/05          0.6%


                       AUL American Individual Unit Trust

                                      Janus

                                 Flexible Income

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      147,503    $      149,797            13,124

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        28,428    $         5.19



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        6,903

   Mortality & expense charges                                             1,729

                                                                  --------------

   Net investment income (loss)                                            5,174

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (2,400)

   Realized gain distributions                                               283

   Net change in unrealized appreciation (depreciation)                    1,615

                                                                  --------------

   Net gain (loss)                                                          (502)

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        4,672

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      5,174    $      3,527

   Net realized gain (loss)                               (2,400)            (56)

   Realized gain distributions                               283           1,015

   Net change in unrealized appreciation

     (depreciation)                                        1,615          (3,909)

                                                    ------------    ------------

Increase (decrease) in net assets from operations          4,672             577

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               56,926         136,043

   Cost of units redeemed                                (49,555)         (1,160)

                                                    ------------    ------------

   Increase (decrease)                                     7,371         134,883

                                                    ------------    ------------

Net increase (decrease)                                   12,043         135,460

Net assets, beginning                                    135,460             -

                                                    ------------    ------------

Net assets, ending                                  $    147,503    $    135,460

                                                    ============    ============


Units sold                                                11,291          27,102

Units redeemed                                            (9,734)           (231)

                                                    ------------    ------------

Net increase (decrease)                                    1,557          26,871

Units outstanding, beginning                              26,871             -

                                                    ------------    ------------

Units outstanding, ending                                 28,428          26,871

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    192,969

Cost of units redeemed                                                   (50,715)

Net investment income (loss)                                               8,701

Net realized gain (loss)                                                  (2,456)

Realized gain distributions                                                1,298

Net change in unrealized appreciation (depreciation)                      (2,294)

                                                                    ------------


                                                                    $    147,503

                                                                    ============



The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                      Janus

                                 Flexible Income

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     5.19      $      148             1.25%               2.9%

12/31/05               5.04             135             1.25%               0.8%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.9%

12/31/05        5.8%


                       AUL American Individual Unit Trust

                                     Pioneer

                                  VCT Portfolio

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       23,532    $       22,626               949

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         3,741    $         6.29



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           98

   Mortality & expense charges                                                60

                                                                  --------------

   Net investment income (loss)                                               38

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                   11

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      906

                                                                  --------------

   Net gain (loss)                                                           917

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          955

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $         38    $       -

   Net realized gain (loss)                                   11            -

   Realized gain distributions                              -               -

   Net change in unrealized appreciation

     (depreciation)                                          906            -

                                                    ------------    ------------

Increase (decrease) in net assets from operations            955            -

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               22,669            -

   Cost of units redeemed                                    (92)           -

                                                    ------------    ------------

   Increase (decrease)                                    22,577            -

                                                    ------------    ------------

Net increase (decrease)                                   23,532            -

Net assets, beginning                                       -               -

                                                    ------------    ------------

Net assets, ending                                  $     23,532    $       -

                                                    ============    ============


Units sold                                                 3,756            -

Units redeemed                                               (15)           -

                                                    ------------    ------------

Net increase (decrease)                                    3,741            -

Units outstanding, beginning                                -               -

                                                    ------------    ------------

Units outstanding, ending                                  3,741            -

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     22,669

Cost of units redeemed                                                       (92)

Net investment income (loss)                                                  38

Net realized gain (loss)                                                      11

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         906

                                                                    ------------


                                                                     $    23,532

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Pioneer

                                  VCT Portfolio

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     6.29      $       24             1.25%              47.0%

12/31/05               4.28             -               0.00%               0.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06         0.8%

12/31/05         0.0%


                       AUL American Individual Unit Trust

                                     Pioneer

                              Growth Opportunities

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       73,442    $       71,160             2,741

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        12,042    $         6.10



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                             1,050

                                                                  --------------

   Net investment income (loss)                                           (1,050)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                1,702

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    1,640

                                                                  --------------

   Net gain (loss)                                                         3,342

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        2,292

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (1,050)   $       (214)

   Net realized gain (loss)                                1,702            (384)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                        1,640             642

                                                    ------------    ------------

Increase (decrease) in net assets from operations          2,292              44

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               44,086          66,984

   Cost of units redeemed                                (25,745)        (14,219)

                                                    ------------    ------------

   Increase (decrease)                                    18,341          52,765

                                                    ------------    ------------

Net increase (decrease)                                   20,633          52,809

Net assets, beginning                                     52,809            -

                                                    ------------    ------------

Net assets, ending                                  $     73,442    $     52,809

                                                    ============    ============


Units sold                                                 7,255          11,631

Units redeemed                                            (4,242)         (2,602)

                                                    ------------    ------------

Net increase (decrease)                                    3,013           9,029

Units outstanding, beginning                               9,029            -

                                                    ------------    ------------

Units outstanding, ending                                 12,042           9,029

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    111,070

Cost of units redeemed                                                   (39,964)

Net investment income (loss)                                              (1,264)

Net realized gain (loss)                                                   1,318

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       2,282

                                                                    ------------



                                                                    $     73,442

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Pioneer

                              Growth Opportunities

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     6.10      $       73             1.25%               4.3%

12/31/05               5.85              53             1.25%              17.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06          0.0%

12/31/05          0.0%


                       AUL American Individual Unit Trust

                                   Old Mutual

                                    Growth II

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      531,166    $      497,846            42,461

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        94,229    $         5.64



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                             7,446

                                                                  --------------

   Net investment income (loss)                                           (7,446)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                5,146

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                   35,724

                                                                  --------------

   Net gain (loss)                                                        40,870

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       33,424

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended      Year ended

                                                      12/31/2006      12/31/2005

                                                    ------------    ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (7,446)   $     (8,500)

   Net realized gain (loss)                                5,146         (36,794)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                       35,724         100,324

                                                    ------------    ------------

Increase (decrease) in net assets from operations         33,424          55,030

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               21,133          98,118

   Cost of units redeemed                               (201,816)       (288,779)

                                                    ------------    ------------

   Increase (decrease)                                  (180,683)       (190,661)

                                                    ------------    ------------

Net increase (decrease)                                 (147,259)       (135,631)

Net assets, beginning                                    678,425         814,056

                                                    ------------    ------------

Net assets, ending                                  $    531,166    $    678,425

                                                    ============    ============


Units sold                                                 4,332          19,453

Units redeemed                                           (37,511)        (60,171)

                                                    ------------    ------------

Net increase (decrease)                                  (33,179)        (40,718)

Units outstanding, beginning                             127,408         168,126

                                                    ------------    ------------

Units outstanding, ending                                 94,229         127,408

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  8,952,417

Cost of units redeemed                                                (6,971,179)

Net investment income (loss)                                             (65,734)

Net realized gain (loss)                                              (1,417,658)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      33,320

                                                                    ------------


                                                                    $    531,166

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                   Old Mutual

                                    Growth II

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06         $     5.64      $      531             1.25%               6.0%

12/31/05               5.32             678             1.25%               9.9%

12/31/04               4.84             814             1.25%               5.2%

12/31/03               4.60             995             1.25%              24.3%

12/31/02               3.70             868             1.25%             -31.4%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06               0.0%

12/31/05               0.0%

12/31/04               0.0%

12/31/03               0.0%

12/31/02               0.0%


                       AUL American Individual Unit Trust

                                   Old Mutual

                           Technology & Communication

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,239,967    $    1,190,109           464,350

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       269,061    $         4.61



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                               $           17

   Mortality & expense charges                                           17,033

                                                                 --------------

   Net investment income (loss)                                         (17,016)

                                                                 --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (5,125)

   Realized gain distributions                                              -

   Net change in unrealized appreciation (depreciation)                  50,280

                                                                 --------------

   Net gain (loss)                                                       45,155

                                                                 --------------

                                                                 --------------

Increase (decrease) in net assets from operations                $       28,139

                                                                 ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended     Year ended

                                                      12/31/2006     12/31/2005

                                                    ------------   ------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (17,016)  $    (19,389)

   Net realized gain (loss)                               (5,125)       331,239

   Realized gain distributions                               -              -

   Net change in unrealized appreciation

     (depreciation)                                       50,280       (246,283)

                                                    ------------   ------------

Increase (decrease) in net assets from operations         28,139         65,567

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                              169,698        115,070

   Cost of units redeemed                               (419,612)      (859,120)

                                                    ------------   ------------

   Increase (decrease)                                  (249,914)      (744,050)

                                                    ------------   ------------

Net increase (decrease)                                 (221,775)      (678,483)

Net assets, beginning                                  1,461,742      2,140,225

                                                    ------------   ------------

Net assets, ending                                  $  1,239,967   $  1,461,742

                                                    ============   ============


Units sold                                                39,150         29,054

Units redeemed                                           (98,187)      (222,273)

                                                    ------------   ------------

Net increase (decrease)                                  (59,037)      (193,219)

Units outstanding, beginning                             328,098        521,317

                                                    ------------   ------------

Units outstanding, ending                                269,061        328,098

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $  26,009,960

Cost of units redeemed                                               (17,153,015)

Net investment income (loss)                                           3,293,284

Net realized gain (loss)                                             (10,960,120)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                      49,858

                                                                   -------------


                                                                   $   1,239,967

                                                                   =============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                   Old Mutual

                           Technology & Communication

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    4.61        $  1,240             1.25%               4.0%

12/31/05               4.43           1,481             1.25%               7.8%

12/31/04               4.11           2,140             1.25%               5.1%

12/31/03               3.91           2,320             1.25%              43.8%

12/31/02               2.72           1,504             1.25%             -54.6%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%

12/31/04        0.0%

12/31/03        0.0%

12/31/02        0.0%


                       AUL American Individual Unit Trust

                                   Old Mutual

                                  Mid-Cap Value

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       69,023    $       66,362             3,933

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        11,002    $         6.27



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                               $          159

   Mortality & expense charges                                              692

                                                                 --------------

   Net investment income (loss)                                            (533)

                                                                 --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                 (64)

   Realized gain distributions                                            2,986

   Net change in unrealized appreciation (depreciation)                   2,638

                                                                 --------------

   Net gain (loss)                                                        5,560

                                                                 --------------

                                                                 --------------

Increase (decrease) in net assets from operations                $        5,027

                                                                 ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (533)  $       (159)

   Net realized gain (loss)                                  (64)           693

   Realized gain distributions                             2,986          1,424

   Net change in unrealized appreciation

     (depreciation)                                        2,638             23

                                                    ------------   ------------

Increase (decrease) in net assets from operations          5,027          1,981

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               30,914         39,779

   Cost of units redeemed                                 (6,647)        (2,031)

                                                    ------------   ------------

   Increase (decrease)                                    24,267         37,748

                                                    ------------   ------------

Net increase (decrease)                                   29,294         39,729

Net assets, beginning                                     39,729            -

                                                    ------------   ------------

Net assets, ending                                  $     69,023   $     39,729

                                                    ============   ============


Units sold                                                 5,226          7,333

Units redeemed                                            (1,179)          (378)

                                                    ------------   ------------

Net increase (decrease)                                    4,047          6,955

Units outstanding, beginning                               6,955            -

                                                    ------------   ------------

Units outstanding, ending                                 11,002          6,955

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $     70,693

Cost of units redeemed                                                   (8,678)

Net investment income (loss)                                               (692)

Net realized gain (loss)                                                    629

Realized gain distributions                                               4,410

Net change in unrealized appreciation (depreciation)                      2,661

                                                                   ------------


                                                                   $     69,023

                                                                   ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                   Old Mutual

                                  Mid-Cap Value

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    6.27        $     69             1.25%               9.8%

12/31/05               5.71              40             1.25%              14.2%

04/20/05               5.00             -                0.0%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.3%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                   Old Mutual

                                    Small Cap

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       47,169    $       41,512             1,960

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         7,471    $         6.31



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                               $          -

   Mortality & expense charges                                              464

                                                                 --------------

   Net investment income (loss)                                            (464)

                                                                 --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  24

   Realized gain distributions                                              -

   Net change in unrealized appreciation (depreciation)                   5,647

                                                                 --------------

   Net gain (loss)                                                        5,671

                                                                 --------------

                                                                 --------------

Increase (decrease) in net assets from operations                $        5,207

                                                                 ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (464)  $        (23)

   Net realized gain (loss)                                   24            237

   Realized gain distributions                               -              -

   Net change in unrealized appreciation

     (depreciation)                                        5,647             10

                                                    ------------   ------------

Increase (decrease) in net assets from operations          5,207            224

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               24,369         22,209

   Cost of units redeemed                                 (4,840)           -

                                                    ------------   ------------

   Increase (decrease)                                    19,529         22,209

                                                    ------------   ------------

Net increase (decrease)                                   24,736         22,433

Net assets, beginning                                     22,433            -

                                                    ------------   ------------

Net assets, ending                                  $     47,169   $     22,433

                                                    ============   ============


Units sold                                                 4,244          4,096

Units redeemed                                              (869)           -

                                                    ------------   ------------

Net increase (decrease)                                    3,375          4,096

Units outstanding, beginning                               4,096            -

                                                    ------------   ------------

Units outstanding, ending                                  7,471          4,096

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $     46,578

Cost of units redeemed                                                   (4,840)

Net investment income (loss)                                               (487)

Net realized gain (loss)                                                    261

Realized gain distributions                                                 -

Net change in unrealized appreciation (depreciation)                      5,657

                                                                   ------------


                                                                   $     47,169

                                                                   ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                   Old Mutual

                                    Small Cap

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    6.31        $     47             1.25%              15.2%

12/31/05               5.48              22             1.25%               9.6%

04/20/05               5.00             -                0.0%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                       AIM

                                    Dynamics

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       18,008    $       16,819             1,050

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         2,661    $         6.77



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $         -

   Mortality & expense charges                                              320

                                                                  -------------

   Net investment income (loss)                                            (320)

                                                                  -------------

Gain (loss) on investments:

   Net realized gain (loss)                                                (634)

   Realized gain distributions                                              -

   Net change in unrealized appreciation (depreciation)                   1,189

                                                                  -------------

   Net gain (loss)                                                          555

                                                                  -------------

                                                                  -------------

Increase (decrease) in net assets from operations                 $         235

                                                                  =============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (320)   $        -

   Net realized gain (loss)                                 (634)            -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

     (depreciation)                                        1,189             -

                                                    ------------    ------------

Increase (decrease) in net assets from operations            235             -

                                                    ------------    ------------

Contract owner transactions:

   Proceeds from units sold                               51,506             -

   Cost of units redeemed                                (33,733)            -

                                                    ------------    ------------

   Increase (decrease)                                    17,773             -

                                                    ------------    ------------

Net increase (decrease)                                   18,008             -

Net assets, beginning                                        -               -

                                                    ------------    ------------

Net assets, ending                                  $     18,008    $        -

                                                    ============    ============


Units sold                                                 8,138             -

Units redeemed                                            (5,477)            -

Net increase (decrease)                                    2,661             -

                                                    ------------    ------------

Units outstanding, beginning                                 -               -

                                                    ------------    ------------

Units outstanding, ending                                  2,661             -

                                                    ============    ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    51,506

Cost of units redeemed                                                  (33,733)

Net investment income (loss)                                               (320)

Net realized gain (loss)                                                   (634)

Realized gain distributions                                                 -

Net change in unrealized appreciation (depreciation)                      1,189

                                                                    -----------


                                                                    $    18,008

                                                                    ===========




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                       AIM

                                    Dynamics

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    6.77        $     18             1.25%              14.7%

12/31/05               5.90             -               0.00%               0.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%



                                                                              39


                       AUL American Individual Unit Trust

                                       AIM

                               Financial Services

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       44,105    $       43,319             2,533

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         6,789    $         6.50



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          652

   Mortality & expense charges                                                85

                                                                  --------------

   Net investment income (loss)                                              567

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                    1

   Realized gain distributions                                               252

   Net change in unrealized appreciation (depreciation)                      786

                                                                  --------------

   Net gain (loss)                                                         1,039

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        1,606

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        567   $        (10)

   Net realized gain (loss)                                    1            149

   Realized gain distributions                               252            -

   Net change in unrealized appreciation

     (depreciation)                                          786            -

                                                    ------------   ------------

Increase (decrease) in net assets from operations          1,606            139

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               42,499         12,067

   Cost of units redeemed                                    -          (12,206)

                                                    ------------   ------------

   Increase (decrease)                                    42,499           (139)

                                                    ------------   ------------

Net increase (decrease)                                   44,105            -

Net assets, beginning                                        -              -

                                                    ------------   ------------

Net assets, ending                                  $     44,105   $          -

                                                    ============   ============


Units sold                                                 6,789          2,157

Units redeemed                                               -           (2,157)

                                                    ------------   ------------

Net increase (decrease)                                    6,789            -

Units outstanding, beginning                                 -              -

                                                    ------------   ------------

Units outstanding, ending                                  6,789            -

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    54,566

Cost of units redeemed                                                  (12,206)

Net investment income (loss)                                                557

Net realized gain (loss)                                                    150

Realized gain distributions                                                 252

Net change in unrealized appreciation (depreciation)                        786

                                                                    -----------


                                                                    $    44,105

                                                                    ===========




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                       AIM

                               Financial Services

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    6.50        $     44             1.25%              15.0%

12/31/05               5.65             -               0.00%              13.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                       AIM

                               Global Health Care

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       68,233    $       65,729             3,172

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        11,706    $         5.83



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $         -

   Mortality & expense charges                                              482

                                                                  -------------

   Net investment income (loss)                                            (482)

                                                                  -------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  14

   Realized gain distributions                                              -

   Net change in unrealized appreciation (depreciation)                   1,897

                                                                  -------------

   Net gain (loss)                                                        1,911

                                                                  -------------

                                                                  -------------

Increase (decrease) in net assets from operations                 $       1,429

                                                                  =============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (482)   $       (99)

   Net realized gain (loss)                                   14             (5)

   Realized gain distributions                               -              -

   Net change in unrealized appreciation

     (depreciation)                                        1,897            607

                                                    ------------    -----------

Increase (decrease) in net assets from operations          1,429            503

                                                    ------------    -----------

Contract owner transactions:

   Proceeds from units sold                               34,581         32,030

   Cost of units redeemed                                   (130)          (180)

                                                    ------------    -----------

   Increase (decrease)                                    34,451         31,850

                                                    ------------    -----------

Net increase (decrease)                                   35,880         32,353

Net assets, beginning                                     32,353            -

                                                    ------------    -----------

Net assets, ending                                  $     68,233    $    32,353

                                                    ============    ===========


Units sold                                                 5,960          5,801

Units redeemed                                               (22)           (33)

                                                    ------------    -----------

Net increase (decrease)                                    5,938          5,768

Units outstanding, beginning                               5,768            -

                                                    ------------    -----------

Units outstanding, ending                                 11,706          5,768

                                                    ============    ===========



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    66,611

Cost of units redeemed                                                     (310)

Net investment income (loss)                                               (581)

Net realized gain (loss)                                                      9

Realized gain distributions                                                 -

Net change in unrealized appreciation (depreciation)                      2,504

                                                                    -----------


                                                                    $    68,233

                                                                    ===========




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                       AIM

                               Global Health Care

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    5.83        $     68             1.25%               3.9%

12/31/05               5.61              32             1.25%              12.2%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                       AIM

                                    Utilities

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      692,409    $      644,599            32,616

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       100,213    $         6.91



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       21,590

   Mortality & expense charges                                             5,239

                                                                  --------------

   Net investment income (loss)                                           16,351

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                9,732

   Realized gain distributions                                            13,330

   Net change in unrealized appreciation (depreciation)                   56,756

                                                                  --------------

   Net gain (loss)                                                        79,818

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       96,169

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     16,351    $    11,182

   Net realized gain (loss)                                9,732             85

   Realized gain distributions                            13,330            -

   Net change in unrealized appreciation

     (depreciation)                                       56,756         (8,946)

                                                    ------------    -----------

Increase (decrease) in net assets from operations         96,169          2,321

                                                    ------------    -----------

Contract owner transactions:

   Proceeds from units sold                              483,614        541,537

   Cost of units redeemed                               (424,125)        (7,107)

                                                    ------------    -----------

   Increase (decrease)                                    59,489        534,430

                                                    ------------    -----------

Net increase (decrease)                                  155,658        536,751

Net assets, beginning                                    536,751            -

                                                    ------------    -----------

Net assets, ending                                  $    692,409    $   536,751

                                                    ============    ===========


Units sold                                                77,447         97,485

Units redeemed                                           (73,451)        (1,268)

                                                    ------------    -----------

Net increase (decrease)                                    3,996         96,217

Units outstanding, beginning                              96,217            -

                                                    ------------    -----------

Units outstanding, ending                                100,213         96,217

                                                    ============    ===========



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                           $  1,025,151

Cost of units redeemed                                                 (431,232)

Net investment income (loss)                                             27,533

Net realized gain (loss)                                                  9,817

Realized gain distributions                                              13,330

Net change in unrealized appreciation (depreciation)                     47,810

                                                                   ------------


                                                                   $    692,409

                                                                   ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                       AIM

                                    Utilities

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    6.91        $    692             1.25%              23.9%

12/31/05               5.58             537             1.25%              11.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        3.5%

12/31/05        6.7%


                       AUL American Individual Unit Trust

                                       AIM

                                   High Yield

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       17,090    $       17,934             2,793

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         3,001    $         5.69



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $       1,419

   Mortality & expense charges                                              226

                                                                  -------------

   Net investment income (loss)                                           1,193

                                                                  -------------

Gain (loss) on investments:

   Net realized gain (loss)                                                (295)

   Realized gain distributions                                              -

   Net change in unrealized appreciation

     (depreciation)                                                         743

                                                                  -------------

   Net gain (loss)                                                          448

                                                                  -------------

                                                                  -------------

Increase (decrease) in net assets from operations                 $       1,641

                                                                  =============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      1,193   $      1,431

   Net realized gain (loss)                                 (295)            (3)

   Realized gain distributions                               -              -

   Net change in unrealized appreciation

     (depreciation)                                          743         (1,587)

                                                    ------------   ------------

Increase (decrease) in net assets from operations          1,641           (159)

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                                4,454         16,894

   Cost of units redeemed                                 (5,728)           (12)

                                                    ------------   ------------

   Increase (decrease)                                    (1,274)        16,882

                                                    ------------   ------------

Net increase (decrease)                                      367         16,723

Net assets, beginning                                     16,723            -

                                                    ------------   ------------

Net assets, ending                                  $     17,090   $     16,723

                                                    ============   ============


Units sold                                                   842          3,214

Units redeemed                                            (1,053)            (2)

                                                    ------------   ------------

Net increase (decrease)                                     (211)         3,212

Units outstanding, beginning                               3,212            -

                                                    ------------   ------------

Units outstanding, ending                                  3,001          3,212

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    21,348

Cost of units redeemed                                                   (5,740)

Net investment income (loss)                                              2,624

Net realized gain (loss)                                                   (298)

Realized gain distributions                                                 -

Net change in unrealized appreciation (depreciation)                       (844)

                                                                    -----------


                                                                    $    17,090

                                                                    ===========




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                       AIM

                                   High Yield

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    5.69        $     17             1.25%               9.3%

12/31/05               5.21              17             1.25%               4.2%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        8.4%

12/31/05        9.3%


                       AUL American Individual Unit Trust

                                       AIM

                                   Real Estate

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      993,820    $      915,971            34,577

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       122,438    $         8.12



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        8,098

   Mortality & expense charges                                             4,368

                                                                  --------------

   Net investment income (loss)                                            3,730

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               27,129

   Realized gain distributions                                            27,968

   Net change in unrealized appreciation (depreciation)                   76,565

                                                                  --------------

   Net gain (loss)                                                       131,662

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $      135,392

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      3,730   $        383

   Net realized gain (loss)                               27,129           (880)

   Realized gain distributions                            27,968          1,765

   Net change in unrealized appreciation

     (depreciation)                                       76,565          1,284

                                                    ------------   ------------

Increase (decrease) in net assets from operations        135,392          2,552

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                              923,280        128,674

   Cost of units redeemed                               (146,624)       (49,454)

                                                    ------------   ------------

   Increase (decrease)                                   776,656         79,220

                                                    ------------   ------------

Net increase (decrease)                                  912,048         81,772

Net assets, beginning                                     81,772            -

                                                    ------------   ------------

Net assets, ending                                  $    993,820   $     81,772

                                                    ============   ============


Units sold                                               128,947         23,131

Units redeemed                                           (20,697)        (8,943)

                                                    ------------   ------------

Net increase (decrease)                                  108,250         14,188

Units outstanding, beginning                              14,188            -

                                                    ------------   ------------

Units outstanding, ending                                122,438         14,188

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $ 1,051,954

Cost of units redeemed                                                 (196,078)

Net investment income (loss)                                              4,113

Net realized gain (loss)                                                 26,249

Realized gain distributions                                              29,733

Net change in unrealized appreciation (depreciation)                     77,849

                                                                    -----------


                                                                    $   993,820

                                                                    ===========




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                       AIM

                                   Real Estate

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    8.12        $    994             1.25%              40.9%

12/31/05               5.76              82             1.25%              15.2%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.5%

12/31/05        1.2%


                       AUL American Individual Unit Trust

                                Neuberger Berman

                              AMT Fasciano Class S

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      195,991    $      192,188            13,489

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        33,482    $         5.85



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $         -

   Mortality & expense charges                                            2,740

                                                                  -------------

   Net investment income (loss)                                          (2,740)

                                                                  -------------

Gain (loss) on investments:

   Net realized gain (loss)                                               2,882

   Realized gain distributions                                            5,644

   Net change in unrealized appreciation (depreciation)                     (11)

                                                                  -------------

   Net gain (loss)                                                        8,515

                                                                  -------------

                                                                  -------------

Increase (decrease) in net assets from operations                 $       5,775

                                                                  =============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (2,740)  $       (124)

   Net realized gain (loss)                                2,882            213

   Realized gain distributions                             5,644            -

   Net change in unrealized appreciation

     (depreciation)                                          (11)         3,814

                                                    ------------   ------------

Increase (decrease) in net assets from operations          5,775          3,903

                                                    ------------   ------------

Contract owner transactions:

   Proceeds from units sold                               59,173        210,239

   Cost of units redeemed                                (80,708)        (2,391)

                                                    ------------   ------------

   Increase (decrease)                                   (21,535)       207,848

                                                    ------------   ------------

Net increase (decrease)                                  (15,760)       211,751

Net assets, beginning                                    211,751            -

                                                    ------------   ------------

Net assets, ending                                  $    195,991   $    211,751

                                                    ============   ============


Units sold                                                10,108         38,032

Units redeemed                                           (14,229)          (429)

                                                    ------------   ------------

Net increase (decrease)                                   (4,121)        37,603

Units outstanding, beginning                              37,603            -

                                                    ------------   ------------

Units outstanding, ending                                 33,482         37,603

                                                    ============   ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $   269,412

Cost of units redeemed                                                  (83,099)

Net investment income (loss)                                             (2,864)

Net realized gain (loss)                                                  3,095

Realized gain distributions                                               5,644

Net change in unrealized appreciation (depreciation)                      3,803

                                                                    -----------


                                                                     $  195,991

                                                                    ===========




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                Neuberger Berman

                              AMT Fasciano Class S

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06          $    5.85        $    196             1.25%               4.0%

12/31/05               5.63             212             1.25%              12.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.7%


                       AUL American Individual Unit Trust

                                Neuberger Berman

                                   AMT Regency

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      218,461    $      208,657            13,478

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        34,136    $         6.40



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        2,170

   Mortality & expense charges                                             2,545

                                                                  --------------

   Net investment income (loss)                                             (375)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                2,254

   Realized gain distributions                                            10,071

   Net change in unrealized appreciation (depreciation)                    6,010

                                                                  --------------

   Net gain (loss)                                                        18,335

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       17,960

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (375)  $         (543)

   Net realized gain (loss)                                2,254              191

   Realized gain distributions                            10,071            5,265

   Net change in unrealized appreciation

      (depreciation)                                       6,010            3,794

                                                    ------------   --------------

Increase (decrease) in net assets from operations         17,960            8,707

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                               82,364          168,902

   Cost of units redeemed                                (56,042)          (3,430)

                                                    ------------   --------------

   Increase (decrease)                                    26,322          165,472

                                                    ------------   --------------

Net increase (decrease)                                   44,282          174,179

Net assets, beginning                                    174,179            -

                                                    ------------   --------------

Net assets, ending                                  $    218,461   $      174,179

                                                    ============   ==============


Units sold                                                13,598           30,488

Units redeemed                                            (9,342)            (608)

                                                    ------------   --------------

Net increase (decrease)                                    4,256           29,880

Units outstanding, beginning                              29,880            -

                                                    ------------   --------------

Units outstanding, ending                                 34,136           29,880

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    251,266

Cost of units redeemed                                                   (59,472)

Net investment income (loss)                                                (918)

Net realized gain (loss)                                                   2,445

Realized gain distributions                                               15,336

Net change in unrealized appreciation (depreciation)                       9,804

                                                                    ------------

                                                                    $    218,461

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                Neuberger Berman

                                   AMT Regency

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.40        $    218             1.25%               9.8%

12/31/05               5.83             174             1.25%              16.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.1%

12/31/05        0.1%


                       AUL American Individual Unit Trust

                                Neuberger Berman

                            AMT Limited Maturity Bond

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      104,995    $      104,771             8,229

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        20,331    $         5.16



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        4,010

   Mortality & expense charges                                             1,293

                                                                  --------------

   Net investment income (loss)                                            2,717

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  619

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                        4

                                                                  --------------

   Net gain (loss)                                                           623

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        3,340

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                  For the period

                                                      Year ended  from 4/20/2005

                                                      12/31/2006   to 12/31/2005

                                                    ------------  --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      2,717  $           65

   Net realized gain (loss)                                  619              (2)

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                           4             220

                                                    ------------  --------------

Increase (decrease) in net assets from operations          3,340             283

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                               84,205          77,645

   Cost of units redeemed                                (60,468)            (10)

                                                    ------------  --------------

   Increase (decrease)                                    23,737          77,635

                                                    ------------  --------------

Net increase (decrease)                                   27,077          77,918

Net assets, beginning                                     77,918             -

                                                    ------------  --------------

Net assets, ending                                  $    104,995  $       77,918

                                                    ============  ==============


Units sold                                                16,612          15,530

Units redeemed                                           (11,808)             (3)

                                                    ------------  --------------

Net increase (decrease)                                    4,804          15,527

Units outstanding, beginning                              15,527             -

                                                    ------------  --------------

Units outstanding, ending                                 20,331          15,527

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    161,850

Cost of units redeemed                                                   (60,478)

Net investment income (loss)                                               2,782

Net realized gain (loss)                                                     617

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         224

                                                                    ------------


                                                                    $    104,995

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                Neuberger Berman

                            AMT Limited Maturity Bond

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.16        $    105             1.25%               2.9%

12/31/05               5.02              78             1.25%               0.4%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.4%

12/31/05        1.4%


                       AUL American Individual Unit Trust

                                     Calvert

                              Social Mid-Cap Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $    1,562,936    $    1,203,291            55,255

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       144,217    $        10.84



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                            21,358

                                                                  --------------

   Net investment income (loss)                                          (21,358)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                              (10,052)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                  123,482

                                                                  --------------

   Net gain (loss)                                                       113,430

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       92,072

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                      Year ended       Year ended

                                                      12/31/2006       12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $    (21,358)  $      (26,594)

   Net realized gain (loss)                              (10,052)        (148,913)

   Realized gain distributions                               -                -

   Net change in unrealized appreciation

      (depreciation)                                     123,482          151,667

                                                    ------------   --------------

Increase (decrease) in net assets from operations         92,072          (23,840)

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                               64,048           66,616

   Cost of units redeemed                               (447,649)        (590,981)

                                                    ------------   --------------

   Increase (decrease)                                  (383,601)        (524,365)

                                                    ------------   --------------

Net increase (decrease)                                 (291,529)        (548,205)

Net assets, beginning                                  1,854,465        2,402,670

                                                    ------------   --------------

Net assets, ending                                  $  1,562,936   $    1,854,465

                                                    ============   ==============


Units sold                                                 5,943            6,560

Units redeemed                                           (42,342)         (58,022)

                                                    ------------   --------------

Net increase (decrease)                                  (36,399)         (51,462)

Units outstanding, beginning                             180,616          232,078

                                                    ------------   --------------

Units outstanding, ending                                144,217          180,616

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $  6,969,249

Cost of units redeemed                                                (6,237,573)

Net investment income (loss)                                           1,145,586

Net realized gain (loss)                                                (673,971)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                     359,645

                                                                    ------------


                                                                    $  1,562,936

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Calvert

                              Social Mid-Cap Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $ 10.84        $  1,563             1.25%               5.6%

12/31/05              10.27           1,854             1.25%              -0.8%

12/31/04              10.35           2,403             1.25%               7.9%

12/31/03               9.59           2,686             1.25%              30.1%

12/31/02               7.37           2,218             1.25%             -29.1%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.00%

12/31/05        0.00%

12/31/04        0.00%

12/31/03        0.00%

12/31/02        0.00%


                       AUL American Individual Unit Trust

                                     Dreyfus

                                VIF Appreciation

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        7,777    $        7,243               184

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         1,303    $         5.97



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $           11

   Mortality & expense charges                                               -31

                                                                  --------------

   Net investment income (loss)                                              (20)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                    1

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                      533

                                                                  --------------

   Net gain (loss)                                                           534

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $          514

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        (20)  $          (1)

   Net realized gain (loss)                                    1             -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                         533               1

                                                    ------------  --------------

Increase (decrease) in net assets from operations            514             -

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                                6,630             640

   Cost of units redeemed                                     (7)            -

                                                    ------------  --------------

   Increase (decrease)                                     6,623             640

                                                    ------------  --------------

Net increase (decrease)                                    7,137             640

Net assets, beginning                                        640             -

                                                    ------------  --------------

Net assets, ending                                  $      7,777  $          640

                                                    ============  ==============


Units sold                                                 1,181             123

Units redeemed                                                (1)            -

                                                    ------------  --------------

Net increase (decrease)                                    1,180             123

Units outstanding, beginning                                 123             -

                                                    ------------  --------------

Units outstanding, ending                                  1,303             123

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      7,270

Cost of units redeemed                                                        (7)

Net investment income (loss)                                                 (21)

Net realized gain (loss)                                                       1

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                         534

                                                                    ------------


                                                                    $      7,777

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Dreyfus

                                VIF Appreciation

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.97        $      8             1.25%              14.8%

12/31/05               5.20               1             1.25%               8.4%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.3%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                     Dreyfus

                                Technology Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $        5,269    $        5,180               568

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                           898    $         5.86



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          -

   Mortality & expense charges                                                38

                                                                  --------------

   Net investment income (loss)                                              (38)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  -

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                       89

                                                                  --------------

   Net gain (loss)                                                            89

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $           51

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        (38)  $         -

   Net realized gain (loss)                                  -               -

   Realized gain distributions                               -               -

   Net change in unrealized appreciation

      (depreciation)                                          89             -

                                                    ------------  --------------

Increase (decrease) in net assets from operations             51             -

                                                    ------------  --------------


Contract owner transactions:

   Proceeds from units sold                                5,218             -

   Cost of units redeemed                                    -               -

                                                    ------------  --------------

   Increase (decrease)                                     5,218             -

                                                    ------------  --------------

Net increase (decrease)                                    5,269             -

Net assets, beginning                                        -               -

                                                    ------------  --------------

Net assets, ending                                  $      5,269  $          -

                                                    ============  ==============



Units sold                                                   898             -

Units redeemed                                               -               -

                                                    ------------  --------------

Net increase (decrease)                                      898             -

Units outstanding, beginning                                 -               -

                                                    ------------  --------------

Units outstanding, ending                                    898             -

                                                    ============  ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $      5,218

Cost of units redeemed                                                        -

Net investment income (loss)                                                 (38)

Net realized gain (loss)                                                      -

Realized gain distributions                                                   -

Net change in unrealized appreciation (depreciation)                          89

                                                                    ------------


                                                                    $      5,269

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Dreyfus

                                Technology Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.86        $      5             1.25%               2.7%

12/31/05               5.71             -               0.00%               0.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                    Vanguard

                                VF Mid Cap Index

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      758,242    $      704,558            38,026

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                       114,758    $         6.61



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        5,500

   Mortality & expense charges                                             7,065

                                                                  --------------

   Net investment income (loss)                                           (1,565)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                7,413

   Realized gain distributions                                            21,176

   Net change in unrealized appreciation (depreciation)                   37,000

                                                                  --------------

   Net gain (loss)                                                        65,589

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $       64,024

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $     (1,565)  $       (1,281)

   Net realized gain (loss)                                7,413            1,504

   Realized gain distributions                            21,176              -

   Net change in unrealized appreciation

      (depreciation)                                      37,000           16,684

                                                    ------------     ------------

Increase (decrease) in net assets from operations         64,024           16,907

                                                    ------------     ------------


Contract owner transactions:

   Proceeds from units sold                              479,364          307,879

   Cost of units redeemed                                (94,655)         (15,277)

                                                    ------------     ------------

   Increase (decrease)                                   384,709          292,602

                                                    ------------     ------------

Net increase (decrease)                                  448,733          309,509

Net assets, beginning                                    309,509              -

                                                    ------------     ------------

Net assets, ending                                  $    758,242     $    309,509

                                                    ============     ============


Units sold                                                77,797           55,326

Units redeemed                                           (15,662)          (2,703)

                                                    ------------     ------------

Net increase (decrease)                                   62,135           52,623

Units outstanding, beginning                              52,623              -

                                                    ------------     ------------

Units outstanding, ending                                114,758           52,623

                                                    ============     ============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    787,243

Cost of units redeemed                                                  (109,932)

Net investment income (loss)                                              (2,846)

Net realized gain (loss)                                                   8,917

Realized gain distributions                                               21,176

Net change in unrealized appreciation (depreciation)                      53,684

                                                                    ------------


                                                                    $    758,242

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Vanguard

                                VF Mid Cap Index

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.61          $  755             1.25%              12.4%

12/31/05               5.88             310             1.25%              17.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        1.0%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                    Vanguard

                             VF Small Company Growth

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       82,108    $       80,346             4,250

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        12,785    $         6.42



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          174

   Mortality & expense charges                                               910

                                                                  --------------

   Net investment income (loss)                                             (736)

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                               (3,250)

   Realized gain distributions                                             5,365

   Net change in unrealized appreciation (depreciation)                    1,522

                                                                  --------------

   Net gain (loss)                                                         3,637

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        2,901

                                                                  --------------



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $       (736)  $          (29)

   Net realized gain (loss)                               (3,250)             -

   Realized gain distributions                             5,365              -

   Net change in unrealized appreciation

      (depreciation)                                       1,522              240

                                                    ------------   --------------

Increase (decrease) in net assets from operations          2,901              211

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                              109,173            8,475

   Cost of units redeemed                                (38,652)             -

                                                    ------------   --------------

   Increase (decrease)                                    70,521            8,475

                                                    ------------   --------------

Net increase (decrease)                                   73,422            8,686

Net assets, beginning                                      8,686              -

                                                    ------------   --------------

Net assets, ending                                  $     82,108   $        8,686

                                                    ============   ==============


Units sold                                                17,529            1,472

Units redeemed                                            (6,216)             -

                                                    ------------   --------------

Net increase (decrease)                                   11,313            1,472

Units outstanding, beginning                               1,472              -

                                                    ------------   --------------

Units outstanding, ending                                 12,785            1,472

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    117,648

Cost of units redeemed                                                   (38,652)

Net investment income (loss)                                                (765)

Net realized gain (loss)                                                  (3,250)

Realized gain distributions                                                5,365

Net change in unrealized appreciation (depreciation)                       1,762

                                                                    ------------


                                                                    $     82,108

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Vanguard

                             VF Small Company Growth

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.42          $   82             1.25%               8.8%

12/31/05               5.90               9             1.25%              18.0%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        0.4%

12/31/05        0.0%


                       AUL American Individual Unit Trust

                                    Vanguard

                           VF Total Bond Market Index

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $      221,856    $      216,351            19,774

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                        42,777    $         5.19



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        4,736

   Mortality & expense charges                                             2,228

                                                                  --------------

   Net investment income (loss)                                            2,508

                                                                  --------------

Gain (loss) on investments:

   Net realized gain (loss)                                                  (30)

   Realized gain distributions                                               -

   Net change in unrealized appreciation (depreciation)                    4,892

                                                                  --------------

   Net gain (loss)                                                         4,862

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        7,370

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $      2,508   $         (149)

   Net realized gain (loss)                                  (30)             -

   Realized gain distributions                               -                -

   Net change in unrealized appreciation

      (depreciation)                                       4,892              613

                                                    ------------   --------------

Increase (decrease) in net assets from operations          7,370              464

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                              146,329           85,924

   Cost of units redeemed                                 (2,081)         (16,150)

                                                    ------------   --------------

   Increase (decrease)                                   144,248           69,774

                                                    ------------   --------------

Net increase (decrease)                                  151,618           70,238

Net assets, beginning                                     70,238              -

                                                    ------------   --------------

Net assets, ending                                  $    221,856   $       70,238

                                                    ============   ==============


Units sold                                                29,228           17,182

Units redeemed                                              (402)          (3,231)

                                                    ------------   --------------

Net increase (decrease)                                   28,826           13,951

Units outstanding, beginning                              13,951              -

                                                    ------------   --------------

Units outstanding, ending                                 42,777           13,951

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $    232,253

Cost of units redeemed                                                   (18,231)

Net investment income (loss)                                               2,359

Net realized gain (loss)                                                     (30)

Realized gain distributions                                                  -

Net change in unrealized appreciation (depreciation)                       5,505

                                                                     -----------


                                                                    $    221,856

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                    Vanguard

                           VF Total Bond Market Index

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.19          $  222             1.25%               3.1%

12/31/05               5.03              70             1.25%               0.6%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06       3.2%

12/31/05       0.0%


                       AUL American Individual Unit Trust

                                     Timothy

                          Conservative Growth Variable

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       44,005    $       42,952             3,624

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         7,536    $         5.84



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $        1,239

   Mortality & expense charges                                               383

                                                                  --------------

   Net investment income (loss)                                              856

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                  150

   Realized gain distributions                                             1,017

   Net change in unrealized appreciation (depreciation)                      275

                                                                  --------------

   Net gain (loss)                                                         1,442

                                                                  --------------

                                                                  --------------

Increase (decrease) in net assets from operations                 $        2,298

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        856   $          (30)

   Net realized gain (loss)                                  150                1

   Realized gain distributions                             1,017               13

   Net change in unrealized appreciation

      (depreciation)                                         275              778

                                                    ------------   --------------

Increase (decrease) in net assets from operations          2,298              762

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                               26,265           16,149

   Cost of units redeemed                                 (1,469)             -

                                                    ------------   --------------

   Increase (decrease)                                    24,796           16,149

                                                    ------------   --------------

Net increase (decrease)                                   27,094           16,911

Net assets, beginning                                     16,911              -

                                                    ------------   --------------

Net assets, ending                                  $     44,005   $       16,911

                                                    ============   ==============


Units sold                                                 4,677            3,122

Units redeemed                                              (263)             -

                                                    ------------   --------------

Net increase (decrease)                                    4,414            3,122

Units outstanding, beginning                               3,122              -

                                                    ------------   --------------

Units outstanding, ending                                  7,536            3,122

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     42,414

Cost of units redeemed                                                    (1,469)

Net investment income (loss)                                                 826

Net realized gain (loss)                                                     151

Realized gain distributions                                                1,030

Net change in unrealized appreciation (depreciation)                       1,053

                                                                    ------------


                                                                    $     44,005

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Timothy

                          Conservative Growth Variable

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  5.84          $   44             1.25%               7.7%

12/31/05               5.42              17             1.25%               8.4%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        4.1%

12/31/05        0.1%


                       AUL American Individual Unit Trust

                                     Timothy

                            Strategic Growth Variable

--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------




                           December 31, 2006

                              Investments at           Cost of       Mutual Fund

                                       Value       Investments            Shares

                              --------------    --------------    --------------


                              --------------    --------------    --------------

Net assets                    $       11,169    $       10,794               925

                              ==============    ==============    ==============



                                                         Units      Accumulation

                                                   Outstanding        Unit Value

                                                --------------    --------------


                                                         1,831    $         6.10



--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


                      For the year ended December 31, 2006




Investment income:

   Dividend income                                                $          205

   Mortality & expense charges                                                88

                                                                  --------------

   Net investment income (loss)                                              117

                                                                  --------------


Gain (loss) on investments:

   Net realized gain (loss)                                                   22

   Realized gain distributions                                               423

   Net change in unrealized appreciation (depreciation)                      453

                                                                  --------------

   Net gain (loss)                                                           898

                                                                  --------------

                                                                  --------------

   Increase (decrease) in net assets from operations              $        1,015

                                                                  ==============



--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                                   For the period

                                                      Year ended   from 4/20/2005

                                                      12/31/2006    to 12/31/2005

                                                    ------------   --------------


Increase (decrease) in net assets from operations:

   Net investment income (loss)                     $        117   $          -

   Net realized gain (loss)                                   22              -

   Realized gain distributions                               423               66

   Net change in unrealized appreciation

      (depreciation)                                         453              (78)

                                                    ------------   --------------

Increase (decrease) in net assets from operations          1,015              (12)

                                                    ------------   --------------


Contract owner transactions:

   Proceeds from units sold                                8,203            4,000

   Cost of units redeemed                                 (2,037)             -

                                                    ------------   --------------

   Increase (decrease)                                     6,166            4,000

                                                    ------------   --------------

Net increase (decrease)                                    7,181            3,988

Net assets, beginning                                      3,988              -

                                                    ------------   --------------

Net assets, ending                                  $     11,169   $        3,988

                                                    ============   ==============


Units sold                                                 1,477              709

Units redeemed                                              (355)             -

                                                    ------------   --------------

Net increase (decrease)                                    1,122              709

Units outstanding, beginning                                 709              -

                                                    ------------   --------------

Units outstanding, ending                                  1,831              709

                                                    ============   ==============



--------------------------------------------------------------------------------

                  Accumulative Net Assets at December 31, 2006

--------------------------------------------------------------------------------




Proceeds from units sold                                            $     12,203

Cost of units redeemed                                                    (2,037)

Net investment income (loss)                                                 117

Net realized gain (loss)                                                      22

Realized gain distributions                                                  489

Net change in unrealized appreciation (depreciation)                         375

                                                                    ------------


                                                                    $     11,169

                                                                    ============




The accompanying notes are an integral part of the financial statements


                       AUL American Individual Unit Trust

                                     Timothy

                            Strategic Growth Variable

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


Accumulation Unit Value - A summary of unit values, net assets, expense ratios

(excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.




                                                 Expense as a

                                 Net Assets      % of Average

                 Unit Value          (000s)        Net Assets       Total Return

                 ---------------------------------------------------------------


12/31/06            $  6.10          $   11             1.25%               8.5%

12/31/05               5.62               4             1.25%              12.4%

04/20/05               5.00             -               0.00%               0.0%



Ratio of gross income (ie; dividend income) to average net assets expressed as a percent. Ratios for fund commencing during the year are annualized. The information pertains to years 2002 thru 2006 or from commencement date. A zero ratio indicates no gross income has been received during the year.




12/31/06        2.7%

12/31/05        0.0%


                     [This page is intentionally left blank]

     AUL American Individual Unit Trust NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


   The AUL American Individual Unit Trust (Variable Account) was established by

   Indiana law and is registered as a unit investment trust under the

   Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:




OneAmerica Funds, Inc                           OneAmerica Funds

Fidelity Variable Insurance Products Fund       Fidelity

American Century Variable Portfolios, Inc.      American Century

Alger American Fund                             Alger

T. Rowe Price Equity Series, Inc                T. Rowe Price

T. Rowe Price Fixed Income Series, Inc.         T. Rowe Price

Janus Aspen Series                              Janus

Pioneer Variable Contracts Trust                Pioneer

Old Mutual Insurance Series Funds               Old Mutual

AIM Variable Investment Portfolio               AIM

Neuberger Berman Advisers Management Trust      Neuberger Berman

Calvert Variable Series, Inc.                   Calvert

Dreyfus Variable Investment Portfolio, Inc.     Dreyfus

Vanguard Variable Insurance Funds               Vanguard

Timothy Portfolio Variable Series               Timothy



   As of December 9, 2005, the PBHG Insurance Series Funds, Inc. (PBHG) changed its name to Old Mutual Insurance Series Funds.


   ACCUMULATION UNITS AND UNIT VALUE CLASSES


   In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent,

   respectively.


   SECURITY VALUATION, TRANSACTIONS, AND RELATED INCOME


   The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations at fair value) and the number of shares owned by the Variable Account.

   Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

                       AUL American Individual Unit Trust

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (CONTINUED)


   RELATED PARTY TRANSACTIONS


AUL, the sponsor of the Variable Account,  also serves as the investment advisor for OneAmerica  Funds,  Inc., a mutual fund offered witin the Variable  Account.

The OneAmerica Funds, Inc. is comprised of Value, Money Market,  Asset Director,

Investment  Grade Bond, and Socially  Responsive (not available for the Variable

Account) portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment  advisory  agreement,  AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:




Value                 0.50%          Asset Director                 0.50%

Money Market          0.40%          Investment Grade Bond          0.50%



   Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.


   TAXES


   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the

   Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.


   ESTIMATES


   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


   REPORTING PERIODS


   Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.

                       AUL American Individual Unit Trust

2. ACCOUNT CHARGES


   AUL may assess a premium tax charge based on premium taxes incurred.

   Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.


   AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges assessed during 2006 and 2005 were $140,689 and $162,744 respectively. The account charges are recorded as redemptions in the accompanying statements of changes in net assets. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer

   "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:




   Flexible Premium Contract               One Year Flexible Premium Contract

   -------------------------               ----------------------------------

Contract Year  Withdrawal Charge            Contract Year  Withdrawal Charge

-------------  -----------------            -------------  -----------------


    1                10%                        1                 7%

    2                 9%                        2                 6%

    3                 8%                        3                 5%

    4                 7%                        4                 4%

    5                 6%                        5                 3%

    6                 5%                        6                 2%

    7                 4%                        7                 1%

    8                 3%                        8 or more         0%

    9                 2%

   10                 1%

   11 or more         0%



   The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a

   One Year Flexible Premium Contract.

                       AUL American Individual Unit Trust

2. ACCOUNT CHARGES (CONTINUED)


   MORTALITY AND EXPENSE RISK CHARGES


   AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the period ended December 31, 2006 and December 31, 2005 were $1,861,645 and $1,984,842 respectively. In addition to these fees, AUL may assess account charges as described above.


60










                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated balance sheets for OneAmerica Financial Partners, Inc. at

December 31, 2006 and 2005 and the related combined statements of operations,

changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as

set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon Such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


FINANCIAL STATEMENTS OF THE REGISTRANT


The financial statements of the AUL American Individual Unit Trust as of December 31, 2006 are included in this Statement of Additional Information.

                                  A Message

                                  From

                                  The President and Chief Executive Officer of

[PHOTO OF DAYTON H. MOLENDORP]    American United Life Insurance Company(R)

                                  To Participants in AUL American Individual

                                  Unit Trust


As we move into a new year, I would like to take a few moments to reflect on events that impacted the marketplace during 2005. The economy continued to expand at a healthy pace while longer-term interest rates remained at historically low levels and corporate earnings continued to advance. There was also the possibility that the Federal Reserve would end its monetary tightening during 2006.


Despite this backdrop of generally supportive economic news, investors faced many difficulties last year. The United States experienced the most devastating hurricane season in history which pushed oil prices up to $70 per barrel. The

Federal Reserve continued to raise short-term interest rates, which increased borrowing costs for consumers and businesses alike. And the international outlook remained unsettled.


Given this environment, it is not surprising that equity returns were lackluster last year. The Dow Jones Industrial Average ended the year with a 1.7 percent total return. The broader market, as measured by the S&P 500, performed slightly better, posting a 4.9 percent return for the twelve months. Near the end of the year, it seemed that the equity market might experience a rally. But this upward momentum was short lived as investors began to focus on the implications of an inverted yield curve.


Bonds were not the favored asset class heading into 2005. The Lehman Aggregate provided a meager 2.4 percent calendar return, which was paltry compared to the federal funds rate of 4.25 percent in December and the returns of less risky money market investments.


The outlook for 2006 remains challenging. However, major equity indices exhibited strong upward momentum during the beginning of January. This performance improvement represented a welcomed change after the downbeat finish of 2005. The bond market is expected to provide modest returns in 2006 given expectations of a less aggressive Federal Reserve.


In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.


/s/ Dayton H. Molendorp


Dayton H. Molendorp, CLU

President and Chief Executive Officer of

American United Life Insurance Company(R)


Indianapolis, Indiana

February 28, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


The Contract Owners of

AUL American Individual Unit Trust and

Board of Directors of

American United Life Insurance Company(R)


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of

AUL American Individual Unit Trust (the "Trust") at December 31, 2005, and the

results of its operations, changes in its net assets, and the financial highlights (hereafter referred to as "financial statements") for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the

Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investee mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Indianapolis, Indiana

February 28, 2006




ONEAMERICA FINANCIAL

PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS

ON CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

PRICEWATERHOUSECOOPERS [LOGO OF PRICEWATERHOUSECOOPERS]


--------------------------------------------------------------------------------


                                                      PRICEWATERHOUSECOOPERS LLP

                                                      300 North Meridian Street

                                                      Indianapolis IN 46204

                                                      Telephone (317) 453 4100

                                                      Facsimile (317) 453 4350


                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of American United Mutual Insurance Holding Company

and OneAmerica Financial Partners, Inc.


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects,

the financial position of OneAmerica Financial Partners, Inc., and subsidiaries

(the "Company") at December 31, 2006 and 2005, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


\s\ PricewaterhouseCoopers LLP

Indianapolis, Indiana

March 15, 2007

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED BALANCE SHEETS




December 31                                                                    2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


ASSETS

Investments:

   Fixed maturities - available for sale, at fair value:

      (amortized cost: 2006 - $6,779.9; 2005 - $6,827.4)                  $ 6,801.5                           $ 6,960.4

   Equity securities at fair value:

      (cost: 2006 - $37.0; 2005 - $32.6)                                       49.3                                42.1

   Mortgage loans                                                           1,351.3                             1,338.0

   Real estate, net                                                            34.9                                36.2

   Policy loans                                                               179.0                               176.7

   Short-term and other invested assets                                        22.1                                22.8

   Cash and cash equivalents                                                  165.5                               195.2

-----------------------------------------------------------------------------------------------------------------------

      TOTAL INVESTMENTS                                                     8,603.6                             8,771.4

Accrued investment income                                                      96.6                                96.9

Reinsurance receivables                                                     1,991.0                             1,846.4

Deferred acquisition costs                                                    600.6                               583.6

Value of business acquired                                                    114.6                               118.5

Property and equipment, net                                                    67.1                                67.8

Insurance premiums in course of collection                                     26.5                                31.2

Other assets                                                                  106.5                                91.9

Assets held in separate accounts                                            6,884.8                             5,999.0

-----------------------------------------------------------------------------------------------------------------------

      TOTAL ASSETS                                                        $18,491.3                           $17,606.7

=======================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES

   Policy reserves                                                        $ 9,298.5                           $ 9,228.0

   Other policyholder funds                                                   212.4                               223.0

   Pending policyholder claims                                                264.1                               283.0

   Surplus notes and notes payable                                            275.0                               275.0

   Other liabilities and accrued expenses                                     253.1                               318.4

   Deferred gain on indemnity reinsurance                                      80.7                                85.5

   Liabilities related to separate accounts                                 6,884.8                             5,999.0

-----------------------------------------------------------------------------------------------------------------------

      TOTAL LIABILITIES                                                    17,268.6                            16,411.9

=======================================================================================================================

SHAREHOLDER'S EQUITY

   Common stock, no par value - authorized

      1,000 shares; issued and outstanding 100 shares                             -                                   -

   Retained earnings                                                        1,201.8                             1,127.0

   Accumulated other comprehensive income:

      Unrealized appreciation of securities, net of tax                        20.9                                68.2

      Minimum pension liability, net of tax                                       -                                (0.4)

-----------------------------------------------------------------------------------------------------------------------

      TOTAL SHAREHOLDER'S EQUITY                                            1,222.7                             1,194.8

-----------------------------------------------------------------------------------------------------------------------

      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $18,491.3                           $17,606.7

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS




Year ended December 31                                                         2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


REVENUES:

   Insurance premiums and other considerations                             $  406.4                            $  445.6

   Policy and contract charges                                                173.9                               142.0

   Net investment income                                                      522.6                               451.9

   Realized investment losses, net                                             (5.3)                               (3.5)

   Other income                                                                28.8                                28.2

-----------------------------------------------------------------------------------------------------------------------

      TOTAL REVENUES                                                        1,126.4                             1,064.2

=======================================================================================================================

BENEFITS AND EXPENSES:

   Policy benefits                                                            399.4                               406.3

   Interest expense on annuities and financial products                       235.6                               188.6

   General operating expenses                                                 193.3                               189.2

   Commissions                                                                 73.1                                66.1

   Amortization                                                                84.9                                79.9

   Dividends to policyholders                                                  27.0                                27.1

   Interest expense on surplus notes and notes payable                         19.8                                19.8

-----------------------------------------------------------------------------------------------------------------------

      TOTAL BENEFITS AND EXPENSES                                           1,033.1                               977.0

=======================================================================================================================

Income before income tax expense                                               93.3                                87.2

Income tax expense                                                             25.6                                25.1

-----------------------------------------------------------------------------------------------------------------------

     NET INCOME                                                            $   67.7                            $   62.1

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE

INCOME




                                                                                 ACCUMULATED OTHER

                                                                            COMPREHENSIVE INCOME (LOSS)

                                                                          -------------------------------

                                                                            UNREALIZED          MINIMUM

                                                                           APPRECIATION         PENSION

                                            COMMON        RETAINED        OF SECURITIES,       LIABILITY,

(IN MILLIONS)                                STOCK        EARNINGS          NET OF TAX         NET OF TAX        TOTAL

-----------------------------------------------------------------------------------------------------------------------


BALANCES, DECEMBER 31, 2004                   $-          $1,064.9            $127.4             $(10.0)       $1,182.3

Comprehensive income:

   Net income                                  -              62.1                 -                  -            62.1

   Other comprehensive income (loss)           -                 -             (59.2)               9.6           (49.6)

                                                                                                               --------

Total comprehensive income                                                                                         12.5

-----------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2005                    -           1,127.0              68.2               (0.4)        1,194.8

Comprehensive income:

   Net income                                  -              67.7                 -                  -            67.7

   Other comprehensive income (loss)           -                 -             (47.3)               0.4           (46.9)

                                                                                                               --------

Total comprehensive income                                                                                         20.8

   Cumulative effect adjustment (Note 2)       -               7.1                 -                  -             7.1

-----------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2006                   $-          $1,201.8            $ 20.9             $ (0.0)       $1,222.7

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS




Year ended December 31                                                         2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:

-----------------------------------------------------------------------------------------------------------------------

Net income                                                                $    67.7                           $    62.1

Adjustments to reconcile net income to net cash:

      Amortization                                                             84.9                                79.9

      Depreciation                                                             15.7                                14.8

      Deferred taxes                                                           10.8                                 9.6

      Realized investment losses, net                                           5.3                                 3.5

      Policy acquisition costs capitalized                                    (90.6)                              (99.2)

      Interest credited to deposit liabilities                                235.8                               187.5

      Fees charged to deposit liabilities                                     (76.6)                              (55.8)

      Amortization and accrual of investment income                            (3.3)                               (5.1)

      Increase in insurance liabilities                                       125.1                               121.6

      Increase in other assets                                               (170.6)                             (143.1)

      Increase (decrease) in other liabilities                                (43.5)                               14.4

-----------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                     160.7                               190.2

=======================================================================================================================

CASH FLOWS FROM INVESTING ACTIVITIES:

   Purchases:

      Fixed maturities, available-for-sale                                   (846.4)                           (1,528.8)

      Equity securities                                                       (12.1)                               (3.0)

      Mortgage loans                                                         (180.0)                             (168.4)

      Real estate                                                              (2.1)                               (5.2)

      Short-term and other invested assets                                     (3.4)                               (4.7)

   Proceeds from sales, calls or maturities:

      Fixed maturities, available-for-sale                                    885.4                             1,107.7

      Equity securities                                                         9.0                                 3.6

      Mortgage loans                                                          166.8                               139.2

      Real estate                                                               0.9                                 0.5

      Short-term and other invested assets                                      3.2                                 0.8

   Net transfer from disposal of financial institutions operations             11.3                                   -

   Transfer from indemnity reinsurance transaction                                -                               363.7

-----------------------------------------------------------------------------------------------------------------------

Net cash provided (used) by investing activities                               32.6                               (94.6)

=======================================================================================================================

CASH FLOWS FROM FINANCING ACTIVITIES:

      Deposits to insurance liabilities                                     1,854.1                             1,652.0

      Withdrawals from insurance liabilities                               (2,074.8)                           (1,699.2)

      Other                                                                    (2.3)                               (1.4)

-----------------------------------------------------------------------------------------------------------------------

Net cash used by financing activities                                        (223.0)                              (48.6)

=======================================================================================================================

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (29.7)                               47.0

=======================================================================================================================

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   195.2                               148.2

=======================================================================================================================

CASH AND CASH EQUIVALENTS END OF YEAR                                     $   165.5                           $   195.2

=======================================================================================================================

NON-CASH TRANSACTIONS DURING THE YEAR

   Fixed maturities, available-for-sale, acquired

   related to the indemnity reinsurance transaction                       $       -                           $ 1,287.4

   Transfer of reserves, net related to the indemnity

   reinsurance transaction                                                        -                             1,651.1

=======================================================================================================================



The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.  NATURE OF OPERATIONS


    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of

    OneAmerica; and its subsidiaries, American United Life Insurance Company

    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State

    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State

    Life and PML through OneAmerica. Policyholder membership rights exist at

    AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.


    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:


    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators,

      employee benefit plan marketing organizations and the Company's career agents.


    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual

      Operations are distributed through a career agency force, brokers, and personal producing general agents.


    o Group Operations offers traditional and voluntary group life and disability, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.


2.  SIGNIFICANT ACCOUNTING POLICIES


    BASIS OF PRESENTATION


    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United

    States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements,

    and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    INVESTMENTS


    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated

    at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.


    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.


    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts.

    Real estate is reported at cost, less accumulated depreciation.

    Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $46.0 million and $45.5 million at December 31, 2006 and

    2005, respectively. Depreciation expense for investment in real estate amounted to $2.5 million and $2.4 million for 2006 and 2005, respectively.

    Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.


    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.


    DEFERRED POLICY ACQUISITION COSTS


    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions,

    certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:


    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.


    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.


    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    o For miscellaneous group life and individual and group health policies,

      straight line over the expected life of the policy.


    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.


    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in

    "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note

    7 - Valuation of Business Acquired.


    ASSETS HELD IN SEPARATE ACCOUNTS


    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts,

    equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.


    PROPERTY AND EQUIPMENT


    Property and equipment includes real estate owned and occupied by the

    Company. Property and equipment is carried at cost, net of accumulated depreciation of $103.3 million and $97.8 million as of December 31, 2006 and 2005, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2006 and 2005 was $13.2 million and $12.4 million, respectively.


    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS


    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due.

    Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.


    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance,

    policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS


    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain),

    the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.


    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS


    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $14.6 million and $24.2 million at December 31, 2006 and 2005, respectively. The associated reserves for these guarantees were $3.1 million and $2.0 million as of December 31, 2006 and 2005, respectively.


    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $7.4 million and $6.2 million for 2006 and 2005, respectively. Amounts amortized totaled $1.6 million and $1.0 million for 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $20.0 million and $14.2 million at December 31, 2006 and 2005, respectively.


    INCOME TAXES


    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.


    COMPREHENSIVE INCOME


    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.


    RECLASSIFICATION


    Certain 2005 balances have been reclassified to conform to the 2006 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    DERIVATIVES


    The Company has adopted SFAS No. 133, "Accounting for Derivative

    Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2006, the Company did not hold any derivative instruments or hedges.


    GOODWILL AND OTHER INTANGIBLE ASSETS


    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142,

    "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized.

    All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2006 and 2005 and determined that a $1.0 million impairment was required in 2005 on its goodwill related to the Financial Institutions insurance operations.


    The Company ceased the amortization of goodwill as of January 1, 2002.

    Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million and $20.5 million at December 31, 2006 and

    2005, respectively.


    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value

    of Business Acquired.


    NEW ACCOUNTING PRONOUNCEMENTS


    In July 2006, the Financial Accounting Standards Board ("FASB") released

    FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes"

    ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect a material impact on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1, "The

    Meaning of Other-Than- Temporary Impairment and Its Application to Certain

    Investments" (FSP FAS 115-1). Effective for reporting periods beginning after December 15, 2005, FSP FAS 115-1 provides additional guidance for determining whether an impairment is other-then-temporary and also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment. Our adoption on FSP FAS 115-1 in January

    2006 did not have a material effect on the Company's consolidated financial statements.


    The FASB issued FAS 154, "Accounting Changes and Error Corrections" (SFAS

    154) in May 2005 and is effective for 2006. SFAS 154 replaces APB Opinion

    No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting

    Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. The Company's adoption of SFAS 154 did not have a material effect on the Company's consolidated financial statements.


    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial

    Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS

    154 amends FASB Statement No. 133, "Accounting for Derivative Instruments

    and Hedging Activities" and FASB Statement No. 140, "Accounting for

    Transfers and Servicing of Financial Assets and Extinguishments of

    Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of

    FAS 155 is not expected to have a material effect on the Company's consolidated financial statements.


    In February 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS

    157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Company does not believe the adoption of SFAS 157 will impact the amounts reported in the consolidated financial statements,

    however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations.


    In September 2006, the FASB issued FAS 158, "Employers' Accounting for

    Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This

    statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. This requirement is effective for

    2007 and the adoption of SFAS 158 is expected to result in a decrease in equity of approximately $21 million. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The requirement to measure plan assets and benefit obligations as of the date of the employer's fiscal year-end statement of financial position is effective for fiscal years ending after December 15, 2008.


    In February 2007, the FASB issued FAS 159, "The Fair Value Option for

    Financial Assets and Financial Liabilities - including an amendment of SFAS

    115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after

    November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED


    In September 2005, the Accounting Standards Executive Committee issued SOP

    05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs

    in Connection With Modifications or Exchanges of Insurance Contracts" (SOP

    05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1,

    internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights.

    Management is continuing to evaluate the implications of SOP 05-1 and does not expect a material impact on the consolidated financial statements.


    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying

    Misstatements in Current Year Financial Statements" (SAB 108). This

    guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.


3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS


    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's

    Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of

    $11.3 million received in 2006.


    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of

    United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to

    Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current

    VOBA activity.

ONEAMERICA FINANCIAL PARTNERS, INC.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED


    The following table represents an allocation of the assets acquired and liabilities assumed:




                                                                                                         (in millions)

-----------------------------------------------------------------------------------------------------------------------


Total invested assets                                                                                       $1,659.0

Accrued investment income                                                                                       16.8

Reinsurance receivable                                                                                          58.9

Value of business acquired                                                                                     117.1

Insurance premiums in course of collection                                                                       0.4

-----------------------------------------------------------------------------------------------------------------------

   Total assets acquired                                                                                    $1,852.2

-----------------------------------------------------------------------------------------------------------------------

Policy reserves                                                                                             $1,834.1

Other policyholder funds                                                                                        10.2

Pending policyholder claims                                                                                      4.1

Other liabilities and accrued expenses                                                                           3.8

-----------------------------------------------------------------------------------------------------------------------

   Total liabilities assumed                                                                                $1,852.2

=======================================================================================================================



    On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life,

    long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of $574.5 million and ERC paid a ceding commission to the Company of $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was

    $1,295.0 million at December 31, 2006.


    As a result of the ERC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for

    Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.8 million and

    $7.8 million of deferred gain amortization in 2006 and 2005, respectively,

    which is included in other income.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS


    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:




                                                                              DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES                                                     GROSS UNREALIZED

(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR

                                                          COST              GAINS          LOSSES          VALUE

------------------------------------------------------------------------------------------------------------------


Available-for-sale:

Obligations of U.S. government, states,

   political subdivisions and

   foreign governments                                  $  197.2            $  4.4         $  3.7         $  197.9

Corporate securities                                     4,898.6             107.7           79.2          4,927.1

Mortgage-backed securities                               1,684.1              13.8           21.4          1,676.5

------------------------------------------------------------------------------------------------------------------

      Total fixed maturities                             6,779.9             125.9          104.3          6,801.5

Equity securities                                           37.0              12.3              -             49.3

------------------------------------------------------------------------------------------------------------------

      Total                                             $6,816.9            $138.2         $104.3         $6,850.8

==================================================================================================================





                                                                              DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES                                                      GROSS UNREALIZED

(IN MILLIONS)                                           AMORTIZED           ---------------------          FAIR

                                                           COST             GAINS          LOSSES          VALUE

------------------------------------------------------------------------------------------------------------------


Available-for-sale:

Obligations of U.S. government, states,

   political subdivisions and

   foreign governments                                  $  217.1            $  6.8          $ 2.9         $  221.0

Corporate securities                                     4,886.2             170.0           45.1          5,011.1

Mortgage-backed securities                               1,724.1              21.0           16.8          1,728.3

------------------------------------------------------------------------------------------------------------------

      Total fixed maturities                             6,827.4             197.8           64.8          6,960.4

Equity securities                                           32.6               9.5              -             42.1

------------------------------------------------------------------------------------------------------------------

      Total                                             $6,860.0            $207.3          $64.8         $7,002.5

==================================================================================================================



    The following tables show the gross unrealized losses and fair value of

    Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,

    2006:




-----------------------------------------------------------------------------------------------------------------------

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL

                                       -------------------            ------------------            -------------------

DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED

(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES

-----------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government,

   states, political subdivisions

   and foreign governments           $   25.4      $ 0.3            $   93.8     $ 3.4            $  119.2      $  3.7

Corporate securities                  1,162.1       17.0             1,746.9      62.2             2,909.0        79.2

Mortgage-backed securities              465.5        4.9               614.8      16.5             1,080.3        21.4

-----------------------------------------------------------------------------------------------------------------------

                                     $1,653.0      $22.2            $2,455.5     $82.1            $4,108.5      $104.3

=======================================================================================================================



    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,

    2005:




-----------------------------------------------------------------------------------------------------------------------

                                       LESS THAN 12 MONTHS             12 MONTHS OR MORE                   TOTAL

                                       -------------------            ------------------            -------------------

DESCRIPTION OF SECURITIES              FAIR     UNREALIZED            FAIR    UNREALIZED            FAIR     UNREALIZED

(IN MILLIONS)                          VALUE      LOSSES              VALUE     LOSSES              VALUE      LOSSES

-----------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government,

   states, political subdivisions

   and foreign governments           $   47.9      $ 1.0             $ 60.6      $ 1.9            $  108.5      $ 2.9

Corporate securities                  1,153.2       22.8              551.7       22.3             1,704.9       45.1

Mortgage-backed securities              550.1        7.8              285.1        9.0               835.2       16.8

-----------------------------------------------------------------------------------------------------------------------

                                     $1,751.2      $31.6             $897.4      $33.2            $2,648.6      $64.8

=======================================================================================================================



    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN

    GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.

    Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at

    December 31, 2006.


    CORPORATE SECURITIES. The $79.2 million of gross unrealized losses is comprised of $75.8 million related to investment grade securities and $3.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $62.2 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related.

    There were no individual issuers with gross unrealized losses greater than

    $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government.

    Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.


    MARKETABLE EQUITY SECURITIES. As of December 31, 2006, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the

    Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.


    The amortized cost and fair value of fixed maturity securities at

    December 31, 2006, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                               AVAILABLE-FOR-SALE

                                                            ----------------------------------------------------

(in millions)                                               AMORTIZED COST                            FAIR VALUE

----------------------------------------------------------------------------------------------------------------


Due in one year or less                                        $  165.0                                $  164.9

Due after one year through five years                           1,589.0                                 1,601.6

Due after five years through 10 years                           2,150.6                                 2,139.8

Due after 10 years                                              1,191.2                                 1,218.7

----------------------------------------------------------------------------------------------------------------

                                                                5,095.8                                 5,125.0

Mortgage-backed securities                                      1,684.1                                 1,676.5

----------------------------------------------------------------------------------------------------------------

                                                               $6,779.9                                $6,801.5

----------------------------------------------------------------------------------------------------------------



Net investment income consisted of the following:




Years ended December 31                                            2006           (in millions)            2005

----------------------------------------------------------------------------------------------------------------


Fixed maturity securities                                        $395.1                                  $334.5

Equity securities                                                   1.2                                     1.1

Mortgage loans                                                     99.5                                    97.7

Real estate                                                        16.1                                    15.8

Policy loans                                                       11.0                                    10.4

Other                                                              22.9                                    15.1

----------------------------------------------------------------------------------------------------------------

Gross investment income                                           545.8                                   474.6

Investment expenses                                                23.2                                    22.7

----------------------------------------------------------------------------------------------------------------

Net investment income                                            $522.6                                  $451.9

================================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

4.  INVESTMENTS, CONTINUED


    Proceeds from the sales of investments in fixed maturities during 2006 and

    2005 were approximately $328.2 million and $598.1 million, respectively.

    Gross gains of $2.5 million and $0.9 million, and gross losses of $10.1 million and $4.9 million were realized in 2006 and 2005, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($111.4) million and ($144.4) million in 2006 and 2005,

    respectively.


    There were no other-than-temporary realized losses in 2006 nor 2005. The

    Company does not continue to accrue income on non-income producing investments.


    Realized investment gains (losses) consisted of the following:




Years ended December 31                                         2006            (in millions)          2005

-------------------------------------------------------------------------------------------------------------


Fixed maturity securities                                      $(7.6)                                 $(4.0)

Equity securities                                                1.2                                    0.5

Other securities                                                 1.1                                      -

-------------------------------------------------------------------------------------------------------------

Realized investment losses                                     $(5.3)                                 $(3.5)

=============================================================================================================



    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry,

    use and individual mortgagor. At December 31, 2006, the largest geographic concentrations of commercial mortgage loans were in California, Texas and

    North Carolina where approximately 25 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.


    The Company had outstanding mortgage loan commitments of approximately $81.9 million and $90.8 million at December 31, 2006 and 2005, respectively.


    There was one fixed maturity investment that was non-income-producing at

    December 31, 2006, with a total book value of $1 thousand. At December 31,

    2005, the Company had two investments that were non-income-producing with a total book value of $10 thousand.


5.  OTHER COMPREHENSIVE INCOME (LOSS)


    Accumulated other comprehensive income consisted of the following:




At December 31                                                 2006            (in millions)            2005

-------------------------------------------------------------------------------------------------------------


Unrealized appreciation:

   Fixed maturity securities                                 $ 21.6                                   $133.0

   Equity securities                                           12.3                                      9.5

Valuation adjustment                                           (1.6)                                   (36.5)

Deferred taxes                                                (11.4)                                   (37.8)

-------------------------------------------------------------------------------------------------------------

Total unrealized appreciation, net of tax                      20.9                                     68.2

Minimum pension liability, net of tax                             -                                     (0.4)

-------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                       $ 20.9                                   $ 67.8

=============================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

5.  OTHER COMPREHENSIVE INCOME (LOSS), CONTINUED


    The components of comprehensive income (loss), other than net income, are illustrated below:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Other comprehensive income, net of tax:

Minimum pension liability adjustment,

   net of tax-2006, ($0.2); 2005, ($5.2)                                      $  0.4                            $  9.6

Unrealized appreciation on securities,

   net of tax-2006, $26.4; 2005, $31.9                                         (52.3)                            (61.7)

Reclassification adjustment for gains

   included in net income,

   net of tax-2006, ($2.6); 2005, ($1.3)                                         5.0                               2.5

-----------------------------------------------------------------------------------------------------------------------

   Other comprehensive income (loss), net of tax                              $(46.9)                           $(49.6)

=======================================================================================================================



6.  DEFERRED POLICY ACQUISITION COSTS


    The balances of and changes in deferred policy acquisition costs are as follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Balance, beginning of year                                                    $583.6                            $509.3

Capitalization of deferred acquisition costs                                    90.6                              99.2

Amortization of deferred acquisition costs                                     (76.1)                            (76.9)

Disposal of credit insurance operations                                        (27.6)                                -

Change in valuation adjustment                                                  30.1                              52.0

-----------------------------------------------------------------------------------------------------------------------

Balance, end of year                                                          $600.6                            $583.6

=======================================================================================================================



7. VALUATION OF BUSINESS ACQUIRED


   The balance of and changes in VOBA are as follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Balance, beginning of year                                                    $118.5                            $  4.4

Acquisitions                                                                       -                             117.1

Amortization (1)                                                                (8.7)                             (3.0)

-----------------------------------------------------------------------------------------------------------------------

   Subtotal                                                                    109.8                             118.5

Valuation adjustment                                                             4.8                                 -

-----------------------------------------------------------------------------------------------------------------------

Balance, end of year                                                          $114.6                            $118.5

=======================================================================================================================




    (1) The average expected life of VOBA varies by product, and is 28 years for the overall block of acquired business. The interest accrual rate varies by product, and is 4% for the overall block of acquired business.

ONEAMERICA FINANCIAL PARTNERS, INC.

7.  VALUATION OF BUSINESS ACQUIRED, CONTINUED


    The following table provides estimated future amortization, net of interest,

    for the periods indicated:




                                                                                                             VOBA

(in millions)                                                                                            AMORTIZATION

-----------------------------------------------------------------------------------------------------------------------


2007                                                                                                       $  7.2

2008                                                                                                          6.7

2009                                                                                                          6.5

2010                                                                                                          6.2

2011                                                                                                          6.0

2012 and thereafter                                                                                          77.2

-----------------------------------------------------------------------------------------------------------------------

Total                                                                                                      $109.8

=======================================================================================================================



8.  INSURANCE LIABILITIES


    Insurance liabilities consisted of the following:




-----------------------------------------------------------------------------------------------------------------------

                                                              MORTALITY OR

                                            WITHDRAWAL         MORBIDITY          INTEREST RATE          DECEMBER 31,

                                            ASSUMPTION        ASSUMPTION            ASSUMPTION         2006        2005

                                                                                                        (in millions)

-----------------------------------------------------------------------------------------------------------------------


Future policy benefits:

   Participating whole life contracts        COMPANY            COMPANY            2.5% TO 6.0%    $  930.7    $  899.6

                                            EXPERIENCE         EXPERIENCE

   Universal life-type contracts               N/A                N/A                  N/A          1,706.3     1,607.6

   Other individual life contracts           COMPANY            COMPANY            2.5% TO 6.0%       802.4       760.8

                                            EXPERIENCE         EXPERIENCE

   Accident and health                         N/A              COMPANY                N/A            679.2       584.7

                                                               EXPERIENCE

   Annuity products                            N/A                N/A                  N/A          4,712.9     4,860.1

   Group life and health                       N/A                N/A                  N/A            467.0       515.2

Other policyholder funds                       N/A                N/A                  N/A            212.4       223.0

Pending policyholder claims                    N/A                N/A                  N/A            264.1       283.0

-----------------------------------------------------------------------------------------------------------------------

   Total insurance liabilities                                                                     $9,775.0    $9,734.0

=======================================================================================================================



    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.3 percent and 23.9 percent of the total individual life insurance in force at both December 31, 2006 and 2005,

    respectively. Participating policies represented 32.0 percent and 44.6 percent of statutory life net premium income for 2006 and 2005,

    respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS


    The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.


    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan.


    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees).

    Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2006 and 2005. Claims incurred for benefits are funded by Company contributions.


    The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.


    Obligations and Funded Status:




                                                            PENSION BENEFITS                OTHER BENEFITS

                                                          -------------------             ------------------

(in millions)                                             2006           2005              2006        2005

------------------------------------------------------------------------------------------------------------


Employer contributions                                   $16.7         $ 15.0            $  1.8      $  1.4

Employee contributions                                       -              -               1.2         1.1

Benefit payments                                           2.0            1.8               3.0         2.6

Funded status (deficit)                                    8.1          (15.3)            (40.2)      (40.6)

============================================================================================================



    Amounts recognized in the statement of financial position consist of:




                                                            PENSION BENEFITS                OTHER BENEFITS

                                                          -------------------             ------------------

(in millions)                                             2006           2005             2006         2005

------------------------------------------------------------------------------------------------------------


Prepaid benefit cost                                     $32.7          $22.7           $    -      $     -

Accrued benefit cost                                         -              -            (40.6)       (38.5)

Intangible assets                                            -              -                -          4.8

Accumulated other comprehensive income                       -              -             (0.7)         0.7

------------------------------------------------------------------------------------------------------------

Net amount recognized                                    $32.7          $22.7           $(41.3)     $ (33.0)

============================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    Pension Benefits:




                                                                                                    DECEMBER 31,

                                                                                              -------------------------

(in millions)                                                                                 2006                2005

-----------------------------------------------------------------------------------------------------------------------


Projected benefit obligation                                                                 $112.3              $109.7

Accumulated benefit obligation                                                                 93.5                91.0

Fair value of plan assets                                                                     120.4                94.4

=======================================================================================================================



    Additional Information:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006          2005

-----------------------------------------------------------------------------------------------------------------------


Increase (decrease) in minimum pension liability

   included in other comprehensive income, net of tax    $  -           $(9.3)                    $(0.4)        $(0.3)

Net periodic benefit cost                                 6.7             6.4                       5.0           5.7

=======================================================================================================================



    Weighted-average assumptions used to determine benefit obligations at

    December 31:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006          2005

-----------------------------------------------------------------------------------------------------------------------


Discount rate                                            6.15%          5.75%                     5.80%         5.50%

Rate of compensation increase                            4.00%          4.00%                     4.00%         4.00%

=======================================================================================================================



    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:




                                                            PENSION BENEFITS                         OTHER BENEFITS

                                                          -------------------                      ------------------

(in millions)                                             2006           2005                      2006           2005

-----------------------------------------------------------------------------------------------------------------------


Discount rate                                            5.75%          6.15%                     5.50%          5.80%

Expected long-term return on plan assets                 8.75%          8.75%                         -              -

Rate of compensation increase                            4.00%          4.00%                     4.00%          4.00%

=======================================================================================================================



    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks,

    and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.


    Assumed health care trend rates at December 31:




                                                                                                 2006             2005

-----------------------------------------------------------------------------------------------------------------------


Health care trend rate assumed for next year                                                    12.50%           12.50%

Rate to which the cost trend rate is assumed to decline                                          5.00%            5.00%

Year that the rate reaches the ultimate trend rate                                               2015             2015

=======================================================================================================================


ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    PLAN ASSETS


    The pension plan weighted-average asset allocations, by asset category, are

    75 and 77 percent equity securities and 25 and 23 percent debt securities at December 31, 2006 and 2005, respectively.


    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles.

    The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.


    CONTRIBUTIONS


    The Company expects to contribute $3.1 million to its pension plan and $4.8 million to its other postretirement benefit plans in 2007.


    ESTIMATED FUTURE BENEFIT PAYMENTS


    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:




(in millions)                                                         PENSION BENEFITS                 OTHER BENEFITS

----------------------------------------------------------------------------------------------------------------------


2007                                                                       $ 2.1                           $ 2.3

2008                                                                         2.4                             2.3

2009                                                                         2.8                             2.4

2010                                                                         3.3                             2.6

2011                                                                         3.7                             2.7

Years 2012-2016                                                             28.9                            17.6

======================================================================================================================



    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION


    The Company sponsors a defined contribution savings plan for employees.

    Beginning January 1, 2005 the Company began providing a match of 50% of employee contributions up to 7.0% of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan during 2006 and

    2005 were $2.5 million and $2.6 million, respectively.


    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0% (subject to matching on agents'

    contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans for 2006 and 2005 were $1.2 million and $1.1 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.

9.  BENEFIT PLANS, CONTINUED


    The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million and $3.9 million for 2006 and 2005, respectively.


10. FEDERAL INCOME TAXES


    A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:




Years ended December 31                                                       2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Income tax computed at statutory tax rate                                    $32.7                               $30.5

   Tax-exempt income                                                          (0.1)                               (0.2)

   Dividends received deduction                                               (7.1)                               (4.7)

   Nondeductible goodwill expense                                                -                                (0.4)

   Disposition of Financial Institutions operations                            1.6                                   -

   Credits available to offset tax                                            (1.8)                                  -

   Other                                                                       0.3                                (0.1)

-----------------------------------------------------------------------------------------------------------------------

   Income tax expense                                                        $25.6                               $25.1

=======================================================================================================================



    The components of the provision for income taxes on earnings included current tax expense of $14.8 million and $15.5 million for the years ended

    December 31, 2006 and 2005, respectively, and deferred tax expense of $10.8 million and $9.6 million for the years ended December 31, 2006 and 2005,

    respectively.


    The components of the net deferred income tax liabilities are as follows:




Deferred income tax assets (liabilities) as of December 31:                   2006          (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


Deferred policy acquisition costs                                          $(207.7)                            $(211.9)

Investments                                                                   (4.2)                               (4.7)

Insurance liabilities                                                        112.7                               129.2

Deferred gain on indemnity reinsurance (1)                                    28.2                                22.8

Minimum pension liability                                                        -                                 0.2

Unrealized appreciation of securities                                        (11.4)                              (37.8)

Other                                                                          9.2                                 5.7

-----------------------------------------------------------------------------------------------------------------------

   Net deferred income tax liabilities                                     $ (73.2)                            $ (96.5)

=======================================================================================================================



    (1) Includes a cumulative effect under SAB 108 adjustment of $7.1 million in

        2006 related to a 2002 transaction. Refer to Note 2-Significant

        Accounting Policies for additional detail.


    Net deferred tax liabilities are included in "other liabilities and accrued expenses" on the consolidated balance sheet. Federal income taxes paid were

    $23.1 million and $10.2 million in 2006 and 2005, respectively. Current tax recoverables (payables) were $5.9 million and ($2.5) million at December 31,

    2006 and 2005, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.

10. FEDERAL INCOME TAXES, CONTINUED


    As of December 31, 2006 the Company has $8.5 million of net operating losses and $1.4 million of alternative minimum tax credits available to offset future taxable income and regular tax. The losses are nonlife losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, such losses are projected to expire between 2019 and 2026. The alternative minimum tax credits will not expire.


    The Internal Revenue Service has apprised the Company of its intent to review the 2004 consolidated federal income tax return. Management believes the ultimate resolution of this examination will not result in a material adverse effect to the Company's financial position.


11. REINSURANCE


    The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.


    Certain statistical data with respect to reinsurance follows:




Years ended December 31                                                   2006            (in millions)           2005

-----------------------------------------------------------------------------------------------------------------------


Direct premiums                                                        $ 528.7                                  $ 567.9

Reinsurance assumed                                                      508.4                                    480.3

Reinsurance ceded                                                       (630.7)                                  (602.6)

-----------------------------------------------------------------------------------------------------------------------

   Net premiums                                                          406.4                                    445.6

-----------------------------------------------------------------------------------------------------------------------

   Reinsurance recoveries                                              $ 439.9                                  $ 386.1

=======================================================================================================================



    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 87 percent of the Company's December 31, 2006, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++

    and B++. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant

    Transactions for details on the reinsurance transaction in 2002 with ERC and the Golden Rule transaction in 2005.


    The Company reported an after-tax net loss of approximately $15 million in

    2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers.

    The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $107 million at December 31, 2006 compared to $130 million at

    December 31, 2005. These claims are workers' compensation related,

    including survivor benefits, and will be paid out over many years. The

    Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in

    2006 or 2005 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT


    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank (FHLB) system for both AUL and

    State Life. FHLB membership provides ready access to funds and borrowing capacity.


    On October 6, 2003, the Company issued Senior Notes with a face value of

    $200 million, due October 15, 2033. Interest is payable semi-annually on

    April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2006 and 2005.


    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30,

    2026. Interest is payable semi-annually on March 30 and September 30 at a

    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana

    Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2006 and

    2005 was $5.8 million in each year.


    Surplus Notes and Senior Notes:




                                                                            2006           (in millions)          2005

-----------------------------------------------------------------------------------------------------------------------


Senior notes, 7%, due 2033                                                 $200.0                                $200.0

Surplus notes, 7.75%, due 2026                                               75.0                                  75.0

-----------------------------------------------------------------------------------------------------------------------

Total notes payable                                                        $275.0                                $275.0

=======================================================================================================================



13. COMMITMENTS AND CONTINGENCIES


    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the

    Company.


14. STATUTORY INFORMATION


    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws,

    regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.

14. STATUTORY INFORMATION, CONTINUED


    A reconciliation of SAP surplus to GAAP equity at December 31 follows:




At December 31                                                                 2006       (in millions)           2005

-----------------------------------------------------------------------------------------------------------------------


SAP surplus                                                                 $  816.7                         $   785.2

Asset valuation reserve                                                         57.9                              57.1

Deferred policy acquisition costs                                              606.7                             620.5

Value of business acquired                                                     109.8                             118.5

Adjustments to policy reserves                                                (160.3)                           (174.6)

Interest maintenance reserves                                                   27.9                              38.5

Unrealized gain on invested assets, net                                         20.9                              68.2

Surplus notes                                                                  (75.0)                            (75.0)

Deferred gain on indemnity reinsurance                                         (80.7)                            (85.5)

Deferred income taxes                                                          (87.7)                            (85.9)

Other, net                                                                     (13.5)                            (72.2)

-----------------------------------------------------------------------------------------------------------------------

GAAP equity                                                                 $1,222.7                          $1,194.8

=======================================================================================================================



    A reconciliation of SAP net income to GAAP net income for the years ended

    December 31 follows:




Years ended December 31                                                         2006        (in millions)         2005

-----------------------------------------------------------------------------------------------------------------------


SAP net income (loss)                                                         $ 91.8                            $(10.6)

Deferred policy acquisition costs                                                0.7                              20.4

Value of business acquired (1)                                                  (8.2)                             67.1

Adjustments to policy reserves                                                  16.3                               6.7

Deferred income taxes                                                          (10.8)                             (9.6)

Disposition of Financial Institutions operations                               (10.8)                             (1.0)

Other, net                                                                     (11.3)                            (10.9)

-----------------------------------------------------------------------------------------------------------------------

GAAP net income (2)                                                           $ 67.7                            $ 62.1

=======================================================================================================================



    (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.


    (2) The insurance subsidiaries of CNL are reflected in 2005 numbers and for four months in 2006. Refer to Footnote-3 regarding the disposition of the Financial Institutions operations.


    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.7 million and $34.6 million at December 31, 2006 and

    2005, respectively.


    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $40 million and $35 million in dividends to OneAmerica in 2006 and 2005, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $93 million in

    2007.

ONEAMERICA FINANCIAL PARTNERS, INC.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS


    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.


    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.


    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.


    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk,

    which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2006 and 2005, follow:




                                                                   2006                                  2005

                                                         CARRYING                              Carrying

(in millions)                                             AMOUNT     FAIR VALUE                 amount      Fair value

----------------------------------------------------------------------------------------------------------------------


Fixed maturity securities - available-for-sale           $6,801.5      $6,801.5                $6,960.4      $6,960.4

Equity securities                                            49.3          49.3                    42.1          42.1

Mortgage loans                                            1,351.3       1,372.4                 1,338.0       1,393.4

Policy loans                                                179.0         179.0                   176.7         176.7

Surplus notes and notes payable                             275.0         293.5                   275.0         309.4

Short-term & other invested assets                           22.1          22.1                    22.8          22.8

======================================================================================================================


                            Part C: Other Information


Item 24.  Financial Statements and Exhibits



(a)  Financial Statements


     1.   Included in Prospectus (Part A):


          Condensed Financial Information (7)


     2.   Included in Statement of Additional Information (Part B):


          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (7)


               Report of Independent Auditors


               Consolidated Balance Sheets as of December 31, 2006 and 2005


               Consolidated   Statements  of  Operations  for  the  years  ended

               December 31, 2006 and 2005


               Consolidated  Statements of Changes in  Shareholder's  Equity and

               Comprehensive Income as of December 31, 2006, 2005 and 2004


               Consolidated  Statements  of  Cash  Flows  for  the  years  ended

               December 31, 2006 and 2005


               Notes to Consolidated Financial Statements


          (b)  Financial Statements of AUL American Individual Unit Trust (7)


               A  Message  from the  President  & CEO of  American  United  Life

               Insurance Company(R)


               Report of Independent Registered Public Accounting Firm


               Statements of Net Assets as of December 31, 2006


               Statements of Operations for year ended of December 31, 2006


               Statements  of Changes in Net Assets as of December  31, 2006 and

               2005


               Notes to Financial Statements



(b)  Exhibits


     1.   Resolution  of  the  Executive   Committee  of  American  United  Life

          Insurance Company(R) ("AUL") establishing AUL American Individual Unit

          Trust (1)


     2.   Not applicable


     3.   Underwriting Agreements


          3.1  Distribution  Agreement  between  American  United Life Insurance

               Company(R) and OneAmerica Securities, Inc. (4)


          3.2  Form of Selling Agreement (6)


     4.   Individual Variable Annuity Contract Forms


          4.1  Flexible Premium Variable Annuity Contract LA-28 (1)


          4.2  One Year Flexible Premium Variable Annuity Contract LA-27 (1)


     5.   Individual Variable Annuity Enrollment Form (1)


     6.   Certificate of Incorporation and By-Laws of the Depositor


          6.1  Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company (1)


          6.2  Certification of the Indiana  Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance

               Company and United Mutual Life Insurance Company (1)


          6.3  Second Amended and Restated Articles of Incorporation of American

               United Life Insurance Company(R) (4)


          6.4  Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R) (4)


     7.   Not applicable


     8.   Form of Participation Agreements:


          8.1  Form of Participation Agreement with Alger American Fund (1)


          8.2  Form of  Participation  Agreement with American  Century Variable

               Portfolios (1)


          8.3  Form of Participation Agreement with Calvert Variable Series (1)


          8.4  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund (1)


          8.5  Form of Participation  Agreement with Fidelity Variable Insurance

               Products Fund II (1)


          8.6  Form of Participation Agreement with PBHG Funds, Inc. (1)

          8.7  Form of Participation Agreement with T. Rowe Price Equity Series,

               Inc. (1)


          8.8  Form of Participation  Agreement  between AIM Variable  Insurance

               Funds and American United Life Insurance Company(R) (5)


          8.9  Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (5)


          8.10 Form of Participation Agreement with Janus Aspen Series (5)


          8.11 Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (5)


          8.12 Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (5)


          8.13 Form   of   Participation   Agreement   between   Pioneer   Funds

               Distributor,    Inc.   and   American   United   Life   Insurance

               Company(R) (5)


          8.14 Form  of  Amendment  to  Schedule  A of  Participation  Agreement

               between  American  United Life  Insurance  Company(R) and T. Rowe

               Price Equity Series, Inc. (5)


          8.15 Form  of  Addendum  to the  Account  Services  Agreement  between

               American   United  Life   Insurance   Company(R)   and  Thornburg

               Investment Management, Inc. (5)


          8.16 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and the Timothy Plan (5)


          8.17 Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Vanguard Variable Insurance Fund (5)


     9.   Opinion  and  Consent of  Associate  General  Counsel of AUL as to the

          legality of the Contracts being registered (2)


     10.  Miscellaneous Consents


          10.1 Consent of Independent Auditors (6)


          10.2 Consent of Dechert Price & Rhoads (1)


          10.3 Powers of Attorney (6)


          10.4 Rule 483 Certified Resolution (6)


     11.  Not applicable


     12.  Not applicable


 -------------------------------------------------------------------------------


(1)  Re-filed  with the  Registrant's  Post-Effective  Amendment No. 6 (File No.

     033-79562) on April 30, 1998.


(2)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the

     Registration Statement (File No. 033-79562) on April 30, 1998.


(3)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  12  to  the

     Registration Statement on April 30, 2003


(4)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  13  to  the

     Registration Statement on April 28, 2004


(5)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  15  to  the

     Registration Statement on April 29, 2005


(6)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  16  to  the

     Registration Statement on April 28, 2006


(6)  Filed  with  the  Registrant's  Post-Effective  Amendment  No.  16  to  the

     Registration Statement on April ??, 2007

Item 25. Directors and Officers of AUL




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);

                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division,  all  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  was  transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002. Until November 16, 2005, RMS

wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd.

and AUL Reinsurance Management Services (Bermuda) Ltd. On November 16, 2005, AUL

Reinsurance  Management  Services (Bermuda) Ltd. was dissolved.  AUL still has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.

FIRST  FINANCIAL  REINSURANCE  COMPANY,  LTD ("First  Financial")is  a Turks and

Caicos,  British West Indies  domestic  insurance  company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent,  First  Financial  Corporation.  On June 30,  1999,  AUL invested

$400,000 and received 1,300 shares of preferred stock in First Financial,  until then a wholly-owned subsidiary of First Financial Corporation. On June 26, 2006,

in  connection  with the sale of CNL Financial  Corporation  ("CNL") to Securian

Financial Group, Inc., a Minnesota corporation ("Securian"),  AUL sold all 1,300 shares of preferred stock to Minnesota Life Insurance Company, a Minnesota stock life insurance company and subsidary of Securian ("Minnesota Life"). As a result of this transaction, AUL owns no equity interest in First Financial.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


OLD KENT FINANCIAL LIFE  INSURANCE  COMPANY ("Old Kent") is an Arizona  domestic insurance  company  whose  business  is  the  reinsurance  of  credit  life  and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16,

2001 AUL invested  $2,500,000 and received  26,000 shares of preferred  stock in

Old Kent,  until then a wholly-owned  subsidiary of Fifth-Third  Banc Corp. As a result of the  transaction,  AUL has  acquired a 20.6%  equity  interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2006,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  97.76 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2006.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.99% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2006, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2006, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT, AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), AUL AMERICAN

INDIVIDUAL  VARIABLE  ANNUITY UNIT TRUST (File No.  811-9193),  and AUL AMERICAN

UNIT TRUST (File No. 811-5929) are separate  accounts of AUL,  organized for the purpose  of the  sale  of  individual  and  group  variable  annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders


As of March 2, 2007, AUL has issued 5,409 Individual  variable annuity contracts associated with Registrant.



Item 28. Indemnification


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 29. Principal Underwriters


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL  American  Individual  Variable  Life Unit Trust (File No.

          811-08311),  AUL  American  Unit Trust  (File No.  811-05929)  and AUL

          American Individual Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------



          Nicholas A. Filing                      Chairman of the Board and President;

                                                   Director


          Constance E. Lund                       Treasurer & Financial Operations

                                                   Principal; Director


          James M. Kellett                        Vice President, Individual Marketing

                                                   Services; Director


          John C. Swhear                          Chief Counsel & Secretary


          Drew B. Wieder                          Vice President, Operations


          William F. Yoerger                      Director


          John W. Zeigler                         Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282




     (c)  Not applicable


Item 30. Location of Accounts and Records


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  Investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.



Item 31. Management Services


There are no  management-related  service  contracts  not discussed in Part A or

Part B.

Item 32. Undertakings


The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted

         under the  variable   annuity  contracts  are  reasonable  in  relation

         to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES




As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this  post-effective   amebndment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 1st day of May, 2007.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: President & CEO



* By:  /s/ Thomas M. Zurek

       ______________________________________

       Thomas M. Zurek as attorney-in-fact


Date: May 1, 2007



As required by the Securities Act of 1933, this post-effective  amendment to the

Registration  Statement  has  been  signed  by  the  following  persons  in  the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            May 1, 2007

J. Scott Davison*                   Financial Officer



_______________________________     Director                   May 1, 2007

Constance E. Lund*



_______________________________     Director                   May 1, 2007

Dayton H. Molendorp*



_______________________________     Director                   May 1, 2007

Mark C. Roller*



_______________________________     Director                   May 1, 2007

G. David Sapp*



_______________________________     Director                   May 1, 2007

Thomas M. Zurek*






/s/ Thomas M. Zurek
___________________________________________

*By: Thomas M. Zurek as Attorney-in-fact


Date:  May 1, 2007

                                  EXHIBIT LIST



 Exhibit               Exhibit

 Number in Form
 N-4, Item 24(b)      Name of Exhibit

----------------      ---------------


  10.1                Consent of Independent Auditors


  10.4                Rule 483 Certified Resolution